                                                       Registration No. 2-73969
                                                              File No. 811-3255

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]

Pre-Effective Amendment No.                                             [   ]

Post-Effective Amendment No. 39                                         [ X ]
                             --

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                             [ X ]

Amendment No. 38                                                        [ X ]
              --

                           PANORAMA SERIES FUND, INC.
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                 (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                Two World Financial Center, 225 Liberty Street
                          New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[     ]     Immediately upon filing pursuant to paragraph (b)
[  X  ]     On April 30, 2006 pursuant to paragraph (b)
[     ]     60 days after filing pursuant to paragraph (a)(1)
[     ]     On ___________pursuant to paragraph (a)(1)
[     ]     75 days after filing pursuant to paragraph (a)(2)
[     ]     On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Government Securities Portfolio
A Series of Panorama Series Fund, Inc.

Prospectus dated April 30, 2006

                                                Government Securities Portfolio
                                          is a mutual fund that seeks high
                                          current income with a high degree of
                                          safety of principal. The Portfolio
                                          invests primarily in debt instruments
                                          issued or guaranteed by the U.S.
                                          government or its agencies and
                                          instrumentalities, including
                                          mortgage-backed securities.

                                                Shares of the Portfolio are sold
                                          only as an underlying investment for
                                          variable life insurance policies,
                                          variable annuity contracts and other
                                          insurance company separate accounts. A
                                          prospectus for the insurance product
                                          you have selected accompanies this
                                          Prospectus and explains how to select
                                          shares of the Portfolio as an
                                          investment under that insurance
                                          product.

                                                This Prospectus contains
                                          important information about the
                                          Portfolio's objective, its investment
                                          policies, strategies and risks. Please
                                          read this Prospectus (and your
                                          insurance product prospectus)
                                          carefully before you invest and keep
                                          them for future reference about your
                                          investment.

     As with all mutual funds,  the Securities  and Exchange  Commission has not approved or disapproved  the  Portfolio's  securities nor has it determined that this Prospectus is accurate or complete.  It is a criminal  offense to represent otherwise.

Contents

            About the Portfolio
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            The  Portfolio's  Investment  Objective  and  Principal  Investment
                Strategies

            Main Risks of Investing in the Portfolio

            The Portfolio's Past Performance

            Fees and Expenses of the Portfolio

            About the Portfolio's Investments

            How the Portfolio is Managed

            Investing in the Portfolio
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            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

About the Portfolio

The Portfolio's Investment Objective and Principal Investment Strategies

What Is the Portfolio's Investment Objective?  The Portfolio seeks a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in U.S. government securities and
U.S. government-related securities.

What Does the Portfolio Mainly Invest In?  U.S. government securities include debt securities that are issued or guaranteed by the United States Treasury, such as Treasury bills, bonds or notes, and securities issued or guaranteed by agencies or federally-chartered corporate entities that are referred to as
"instrumentalities" of the U.S. government.

      "U.S. government-related securities" are debt obligations that are fully collateralized or secured by U.S. government securities. That means the U.S.
government securities are held to back the payments of interest and repayments of principal. The Portfolio invests significant amounts of its assets in U.S.
government-related mortgage-backed securities, such as collateralized mortgage obligations (called "CMO's") and mortgage participation certificates. Some of the U.S. government securities the Portfolio buys are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal. Others are backed by the right of the issuer to borrow from the U.S.
Treasury. Others are backed only by the credit of the instrumentality. All of these different types of securities described in this paragraph have some degree of credit support from the U.S. government and are generally referred to as
"U.S. government securities" in this Prospectus.

      The Portfolio can also invest up to 20% of its net assets (plus borrowings for investment purposes) in investment-grade debt obligations issued by private issuers, which do not have any credit support from the U. S. government.

      The securities the Portfolio buys may pay interest at fixed or floating rates, or may be "stripped" securities. They may have short, medium or long-term maturities. The Portfolio can use hedging instruments and other derivative investments to try to enhance income and to manage investment risks. These investments are more fully explained in "About the Portfolio's Investments,"
below.

      |X| How Do the Portfolio Managers Decide What Securities to Buy or Sell?
In selecting securities for purchase or sale by the Portfolio, the portfolio managers research the universe of U.S. government securities and private-issuer mortgage-related securities and weigh yields and relative values against investment risks. While this process and the inter-relationship of the factors used may change over time and may vary in particular cases, in general, they look for:
|_|   Sectors of the U.S. government debt market that they believe offer high relative value,
|_|   Securities that have high income potential to help cushion the
      Portfolio's share price against volatility, and
|_|   Different types of U.S. government and private-issuer securities.

Who Is the Portfolio Designed For? The Portfolio's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking current income from a Portfolio that also has the goal of preserving capital and invests mainly in U.S. government securities. However, the Portfolio's share price and income levels will fluctuate. The Portfolio's share price and distributions are not backed or guaranteed by the U.S. government. The Portfolio is intended to be a long-term investment, not a short-term trading vehicle. The
Portfolio is not a complete investment program.

Main Risks of Investing in the Portfolio

      All investments carry risks to some degree. The Portfolio's investments are subject to changes in their value from a number of factors described below.
There is also the risk that poor security selection by the Portfolio's investment manager, OppenheimerFunds, Inc. (the "Manager"), will cause the
Portfolio to underperform other funds having similar objectives.

      |X| Interest Rate Risks. Debt securities, including U.S. government securities prior to their maturity, are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise, and the securities may sell for more than their face amount. When interest rates rise, the values of outstanding debt securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for longer-term debt securities than for short-term debt securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

      At times, the Portfolio may buy longer-term debt securities to seek higher income. When the average maturity of the Portfolio is longer, its share price may fluctuate more when interest rates change. The Portfolio can buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments), and have prices that may go up or down more than other types of debt securities in response to those changes. The Portfolio's share prices can go up or down when interest rates change because of the effect of interest rate changes on the value of the
Portfolio's investments in debt securities.

      |X| Prepayment Risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated
(usually when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the mortgage-related securities that the
Portfolio buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise.

      The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the
Portfolio can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

      If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

      |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. While securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have little credit risk and securities issued by other agencies or instrumentalities of the U.S. government generally have low credit risks, securities issued by private issuers may have greater credit risks. If the issuer fails to pay interest, the Portfolio's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Portfolio's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of the issuer's securities.

      |X| Special Risks of Derivative Investments. The Portfolio can use
derivatives to seek increased income or to try to hedge investment risks and preserve capital. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, stripped securities, collateralized mortgage obligations, and structured notes are examples of derivatives the Portfolio can use.

      If the issuer of the derivative does not pay the amount due, the Portfolio can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expects it to perform. If that happens, the Portfolio's share price could decline or the Portfolio could get less income than expected. The
Portfolio has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Portfolio to lose money on its investments and/or increase the volatility of its share prices.

      How Risky is the Portfolio Overall? The risks described above collectively form the risk profile of the Portfolio, and can affect the value of the
Portfolio's investments, its investment performance and its price per share.
These risks mean that you can lose money by investing in the Portfolio. When you redeem your shares, they may be worth more or less than what you paid for them.

      Changes in the overall market prices of securities and their yield can occur at any time. The share price and yield of the Portfolio will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Portfolio will achieve its investment objective. Although U.S. government securities that are backed by the full faith and credit of the U.S. government have little credit risk, prior to their maturity, their values are subject to interest rate risks.
Collateralized mortgage obligations and other mortgage-related securities are subject to a number of risks, especially prepayment risks, that can reduce their values. These risks can cause the Portfolio's share price to fluctuate and can affect its yield. The Portfolio is generally less aggressive than other types of fixed-income funds, particularly those that invest in lower-grade securities. It has more risks than a money market fund or a portfolio that invests only in U.S.
Treasury securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's Past Performance

The bar chart and table below show one measure of the risks of investing in the
Portfolio, by showing changes in the Portfolio's performance from year to year for the last 10 calendar years and by showing how the average annual total returns of the Portfolio's shares compared to those of a broad-based market index. The Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns (as of December 31 each year)
[See appendix to prospectus for data in bar chart showing annual total returns]

Charges imposed by the separate accounts that invest in the Portfolio are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was 6.42% (3QTR02) and the lowest return (not annualized)
for a calendar quarter was -2.80% (1QTR96).

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Average  Annual Total  Returns
for the periods ended

December 31, 2005                  1 Year        5 Years        10 Years

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Government Securities              1.48%          5.06%          5.42%
Portfolio (inception 5/13/92)

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Merrill Lynch Master               2.66%          5.33%          5.91%(1)
Government Index (reflects no
deductions for fees, expenses

or taxes)
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1. Since 12/31/95
The Portfolio's average annual total returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Portfolio and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Portfolio's shares is compared to the Merrill Lynch Master
Government Index, an unmanaged composite index of both the Treasury and Agency
Master Indices. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Portfolio may have investments that vary from the index.

The Portfolio's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Portfolio

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The Portfolio pays a variety of expenses directly for management of its assets, administration and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2005.

Shareholder Fees. The Portfolio does not charge an initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product.
Those charges and fees are not reflected in the tables below.

Annual Fund Operating Expenses (deducted from Portfolio assets):
(% of average daily net assets)

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Management Fees                                        0.53%

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Distribution and Service (12b-1) Fees                   N/A
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Other Expenses                                         0.35%

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Total Annual Operating Expenses                        0.88%

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Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Portfolio pays. The
Portfolio's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Portfolio's fiscal year ended
December 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the
Portfolio's operating expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows whether or not you redeem your investment at the end of each period:

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If shares are             1 Year        3 Years       5 Years      10 Years
redeemed:
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                            $90          $282          $490         $1,089

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About the Portfolio's Investments

The Portfolio's Principal Investment Policies and Risks. The allocation of the
Portfolio's investment holdings among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Portfolio might not always hold all of the different types of investments described in this Prospectus.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The
Portfolio attempts to reduce its exposure to market risks by not investing too great a percentage of the Portfolio's assets in any one type or issue of debt security (other than direct Treasury obligations, which have little credit risk).
      o Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. government securities and U.S. government-related securities.
      o U.S. government securities the Portfolio buys are issued or guaranteed by the U.S. government or its agencies or instrumentalities.
      o The Portfolio can also invest up to 20% of its net assets in investment grade debt obligations of private issuers.

      The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks. U.S. Government Securities.
The Portfolio can invest in a variety of long, medium and short-term securities issued or guaranteed by the U.S. Treasury or U.S. government agencies or instrumentalities:

      |X| U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from more than one year to ten years when issued), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Portfolio can buy U.S. Treasury securities that have been "stripped" of their interest coupons by a Federal
Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
Inflation-Protection Securities ("TIPS"). Although not rated, Treasury obligations have little credit risk.

      |X| Obligations of U.S. Government Agencies or Instrumentalities. These
include direct obligations, such as notes, and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as
Government National Mortgage Association (called "Ginnie Mae") pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National
Mortgage Association ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation
("Freddie Mac").

            |_| Mortgage-Related U.S. Government Securities. These include
interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The
Portfolio can have significant amounts of its assets invested in mortgage-related U.S. government securities.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced, and the Portfolio might have to reinvest the prepayment proceeds at lower interest rates, which could reduce its yield. When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term
CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Portfolio's share prices.

      |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal
Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Portfolio's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 (the
"Investment Company Act") that apply to publicly-sold mutual funds.

      Failure by the Portfolio to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Portfolio's investment decisions in a way that could reduce its performance.

      |X| Can the Portfolio's Investment Objective and Policies Change? The
Board of Directors (the "Board" or the "Directors") can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. The Portfolio's non-fundamental policy of investing at least 80% of its net assets in U.S.
government and U.S. government related securities will not be changed without first giving shareholders 60 days' advance written notice. Fundamental policies are those that cannot be changed without the approval of a majority of the
Portfolio's outstanding voting shares. The Portfolio's investment objective is not a fundamental policy, but will not be changed by the Board without advance notice to shareholders. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

Other Investment Strategies. To seek its objective, the Portfolio can also use the investment techniques and strategies described below. The Portfolio might not always use all of them. These techniques involve certain risks, although some are designed to help reduce overall investment or market risks.

      |X| Loans of Portfolio Securities. The Portfolio has entered into a
Securities Lending Agreement with JP Morgan Chase. Under that agreement, securities of the Portfolio may be loaned to brokers, dealers and other financial institutions. The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the
Portfolio's Securities Lending Guidelines, adopted by the Board. The value of the securities loaned may not exceed 25% of the value of the Portfolio's net assets. Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the
Fund with collateral in an amount at least equal to the value of the securities loaned. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. If the
Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed to be in sound financial condition and when, in the Manager's judgment, the income earned would justify the risks.

      |X| Private-Issuer Debt Securities. The Portfolio can invest up to 20% of its assets in debt securities issued by private issuers under normal market conditions. These debt obligations must be "investment-grade", which means that if they are rated, they must be rated within the four highest rating categories of Moody's Investors Service, Inc. or Standard & Poor's Rating Service or that have a comparable rating by another rating organization. If they are unrated, the Portfolio can buy them only if they are assigned a rating comparable to investment-grade by the Manager.

      A reduction in the rating of a security after its purchase by the
Portfolio will not automatically require the Portfolio to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Portfolio.

            |_| Private-Issuer Mortgage-Backed Securities. The Portfolio can
invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Private issuer securities are subject to the credit risks of the issuers as well as the interest rate risks and prepayment risks of CMO's, discussed above, although in some cases they may be supported by insurance or guarantees. Primarily, these include multi-class debt or pass-through certificates secured by mortgage loans.
They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. The Portfolio's investments in privately-issued mortgage-related securities are limited to those rated in the two highest rating categories of a national rating organization (or unrated securities having a comparable rating assigned by the Manager).

            |_| Asset-Backed Securities. The Portfolio can buy asset-backed securities which are fractional interests in pools of loans collateralized by loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to prepayment risks, and the risks of default by the issuer as well as by the borrowers of the underlying loans in the pool.

      |X| Zero-Coupon and "Stripped" Securities. Some of the U.S. government and corporate debt securities the Portfolio can buy are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value.
"Stripped" securities are the separate income or principal components of a debt security. Some CMO's or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments.
One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities.
The Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

      The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Portfolio to value them or to dispose of its holdings at an acceptable price.

         |X| Repurchase Agreements. The Portfolio can enter into repurchase agreements. In a repurchase transaction, the Portfolio buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Portfolio could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Portfolio's net assets that may be subject to repurchase agreements of seven days or less.

      |X| Derivative Investments. The Portfolio can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from)
the value of an underlying asset, interest rate or index. In the broadest sense, collateralized mortgage obligations and other mortgage-related securities, as well as exchange-traded options, futures contracts and other hedging instruments the Portfolio can use may be considered "derivative investments." In addition to using hedging instruments, the Portfolio can use other derivative investments because they offer the potential for increased income.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Portfolio can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks, the Portfolio could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Portfolio's share prices could fall. Certain derivative investments held by the Portfolio might be illiquid.

      |X| Hedging. The Portfolio can buy and sell certain kinds of futures contracts and call options, including options on futures and debt securities indices. These are all referred to as "hedging instruments." The Portfolio does not use hedging instruments for speculative purposes, and has limits on its use of them. The Portfolio is not required to use hedging investments in seeking its goal.

      The Portfolio could buy and sell options and futures for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

      Some of these strategies would hedge the Portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Portfolio's exposure to the securities market.
Writing covered call options might also provide income to the Portfolio for liquidity purposes or to raise cash to distribute to shareholders.

      Options trading involves the payment of premiums and has special tax effects on the Portfolio. There are also special risks in particular hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return.
The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

      |X| Portfolio Turnover. The Portfolio generally does not, but can engage in active trading to try to achieve its objective. It might have a turnover rate in excess of 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Portfolio (and may reduce performance).
For a contract owner, any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account. The
Financial Highlights table at the end of this Prospectus shows the Portfolio's turnover rates during prior fiscal years.

      PORTFOLIO HOLDINGS. The Portfolio's holdings are included in semi-annual and annual reports that are distributed to shareholders of the Portfolio within
60 days after the close of the period for which such report is being made. The
Portfolio also discloses its portfolio holdings in its Statement of Investments on Form N-Q, which is filed with the Securities and Exchange Commission (the
"SEC") no later than 60 days after the close of the first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Portfolio are made publicly available no later than 60 days after the close of each of the Portfolio's fiscal quarter.

      A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Portfolio's
Statement of Additional Information.

How the Portfolio Is Managed

The Manager. The Manager chooses the Portfolio's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board, under an investment advisory agreement that states the
Manager's responsibilities. The agreement sets the fees the Portfolio pays to the Manager and describes the expenses that the Portfolio is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of March 31, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10021-1008.

         |X| Advisory Fees. Under the investment advisory agreement, the
Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 0.525% of the first $300 million of average daily net assets of the Portfolio, 0.500% of the next $100 million, and
0.450% of average daily net assets over $400 million. The Portfolio's management fee for its last fiscal year ended December 31, 2005 was 0.53% of average daily net assets.

      A discussion regarding the basis for the Boards' approval of the
Portfolio's investment advisory contract is available in the Fund's Annual
Report to shareholders for the year ended December 31, 2005.

      |X| Portfolio Managers. The Portfolio is managed by a team of investment professionals including Angelo Manioudakis, Benjamin J. Gord, Geoffrey Caan and
Antulio Bomfim who are primarily responsible for the day-to-day management of the Portfolio's investments. Mr. Manioudakis has been a portfolio manager of the
Portfolio and a Senior Vice President of the Manager since April 2002. He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Mr. Manioudakis was an executive director and portfolio manager for
Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management from August 1993 through April 2002.

      Mr. Gord has been a portfolio manager of the Portfolio and a Vice
President of the Manager since April 2002. He is also a portfolio manager of other portfolios in the OppenheimerFunds complex. Mr. Gord was an executive director and a senior fixed income analyst at Miller Anderson & Sherrerd, a division of Morgan Stanley Investment Management from April 1992 through March
2002.

      Mr. Caan has been a portfolio manager of the Portfolio and a Vice
President of the Manager since August 2003. He is also a portfolio manager of other portfolios in the OppenheimerFunds complex. Mr. Caan was a vice president of ABN AMRO N.A., Inc. from June 2002 through August 2003, and a vice president of Zurich Scudder Investments from January 1999 through June 2002.

      Mr. Bomfim has been a portfolio manager of the Portfolio and a Vice
President of the Manager since October 2003. He is also a portfolio manager of other portfolios in the OppeneheimerFunds complex. Mr. Bomfim was a Senior
Economist at the Board of Governors of the Federal Reserve System from June 1992 to October 2003.

      The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Portfolio shares.

|X| Possible Conflicts of Interest. The Portfolio offers its shares to separate accounts of different insurance companies as an investment for their variable annuity, variable life and other investment product contracts. While the
Portfolio does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Portfolio through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

      The Board has procedures to monitor the Portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Portfolio. That could force the Portfolio to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Portfolio to a particular separate account, or could terminate the offering of the
Portfolio's shares if required to do so by law or if it would be in the best interests of the shareholders of the Portfolio to do so.

Investing in the Portfolio

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Portfolio may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Portfolio directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Portfolio as an investment option for that variable life insurance policy, variable annuity or other investment product. The Portfolio reserves the right to refuse any purchase order when the Manager believes it would be in the Portfolio's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

Risks from Excessive Purchase and Redemption Activity. Frequent purchases and redemptions of Portfolio shares may interfere with the Manager's ability to manage the Portfolio's investments, increase the Portfolio's transaction and administrative costs and/or affect the Portfolio's performance, depending on various factors, such as the size of the Portfolio, the nature of its investments, the amount of Portfolio assets the portfolio manager maintains in cash or cash equivalents from time to time, and the aggregate dollar amount, number and frequency of trades. If large dollar amounts are involved in redemption transactions, the Portfolio might be required to sell portfolio securities at unfavorable times to meet redemption requests, and the Portfolio's transaction or administrative expenses might be increased.

Limits on Disruptive Activity. The Manager and the Portfolio's Board of
Directors have adopted the following policies and procedures to try to detect and prevent frequent and/or excessive purchase and redemption activity.
o        The Transfer Agent will attempt to monitor the net effect on the
         Portfolio's assets from purchase and redemption activity in the accounts of participating insurance companies. The Transfer Agent will seek to identify patterns that may suggest excessive trading by the contract or policy owners who invest in the insurance company's accounts. If the Transfer Agent believes it has observed evidence of possible excessive trading activity, it will ask the participating insurance companies or other registered owners to review the transaction activity by the contract or policy holders in their respective accounts, and to take appropriate action, and to confirm to the Transfer Agent that appropriate action has been taken, to curtail any excessive trading activity.

o        The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive.

Monitoring the Policies. These policies and procedures are administered by the
Portfolio's Transfer Agent. However, the Transfer Agent presently does not have the ability to monitor trading activity of accounts held by underlying contract or policy owners within the accounts of a participating insurance company. The
Transfer Agent's ability to monitor and deter excessive short-term trading in such insurance company accounts ultimately depends on the capability and cooperation of each participating insurance company in monitoring and controlling transactional activity of contract or policy owners who own interests in the insurance company's accounts. The Portfolio has asked its participating insurance companies for their cooperation in trying to prevent excessive short term trading activity in their separate accounts by contract or policy owners or their financial advisers.

      Periodic asset allocation and re-balancing of a portion of the Portfolio shares held in accounts of contract or policy owners is generally not considered by the Transfer Agent to be "excessive trading." Participating insurance companies may have their own policies and procedures limiting trading among investments held in the accounts of their contract or policy owners. The
Transfer Agent has advised those participating insurance companies that certain types of trading activity, such as making an "exchange" out of the Portfolio within 30 days of buying shares (by the sale of the recently purchased
Portfolio's shares and the purchase of shares of another Portfolio), or making more than six "round trip exchanges" between funds in a year is considered by the Transfer Agent to be "excessive trading" activity. Participating insurance companies have been asked to monitor for and to deter such activity, but have no obligation to do so. There is no guarantee that the policies and procedures described above will be effective to enable the Portfolio's Transfer Agent to identify and deter excessive short-term trading.

      Each participating insurance company may impose its own restrictions or limitations to discourage short-term or excessive trading.

Right to Refuse Purchase Orders. The Distributor and/or the Transfer Agent may
refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.

      There can be no assurance that the Portfolio, the Transfer Agent or the
Portfolio's participating insurance companies will be successful in curbing abusive short-term or excessive trading.

Information about your investment in the Portfolio through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Portfolio's
Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Portfolio should be given to your insurance company or its servicing agent, not directly to the Portfolio or its Transfer
Agent.

At What Price Are Shares Sold? Shares are sold to participating insurance companies at their offering price, which is the net asset value per share. The
Portfolio does not impose any sales charges on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Portfolio shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value. The Portfolio calculates the net asset value per share as of the close of The New York Stock Exchange (the "NYSE") on each day that the NYSE is open for trading (referred to in this Prospectus as a "regular business day"). The NYSE normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share on a "regular business day" is determined by dividing the value of the Portfolio's net assets by the number of shares outstanding on that day. To determine net asset values, the Portfolio assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security
(in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board believes accurately reflects the fair value.

      The Board has adopted valuation procedures for the Portfolio and has delegated the day-to-day responsibility for fair value pricing determinations to the Manager's Valuation Committee. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Portfolio.
Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). The Portfolio uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Portfolio's securities, although it may not always be able to accurately determine such values.

      If, after the close of the principal market on which a security held by the Portfolio is traded and before the time as of which the Portfolio's net asset values are calculated that day, a significant event occurs that the
Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Portfolio's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Portfolio shares on a regular business day, provided that the Portfolio receives the order from the insurance company, generally by 9:30 a.m. Eastern time on the next regular business day at the offices of its Transfer Agent in
Colorado.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Portfolio. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Portfolio to these financial intermediaries. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Portfolio" in this
Prospectus because they are not paid by the Portfolio.

     "Financial intermediaries" are firms that offer and sell Portfolio shares to their clients, or provide shareholder services to the Portfolio, or both, and receive compensation for doing so. Your securities dealer or insurance agent, for example, is a financial intermediary, and there are other types of financial intermediaries that could receive payments relating to the sale or servicing of the Portfolio's shares. In addition to dealers and insurance agents, the financial intermediaries that may receive payments include the insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that financial intermediary, the average net assets of the Portfolio and other Oppenheimer funds attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or other financial intermediary or their representatives to recommend or offer shares of the Portfolio or other Oppenheimer funds to their customers. These payments also may give an intermediary an incentive to cooperate with the
Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Portfolio for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the
Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives'
awareness about Oppenheimer funds, including travel and lodging expenditures.
However, the Manager does not consider a financial intermediary's sale of shares of the Portfolio or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Portfolio shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Portfolio shares through the intermediary. Firms that may receive servicing fees with respect to
Oppenheimer funds include insurance companies that offer variable annuity or variable life insurance products, retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Portfolio shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Portfolio or its transfer agent to request a redemption of Portfolio shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

      The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Portfolio's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Portfolio receives the order from the insurance company, generally by 9:30 a.m. Eastern time the next regular business day at the office of its Transfer Agent in
Colorado. The participating insurance company must receive that order before the close of the NYSE (usually 4:00 p.m. Eastern time). The Portfolio normally sends payment by Federal Funds wire to the insurance company's account the day after the Portfolio receives the order (and no later than seven days after the
Portfolio's receipt of the order). Under unusual circumstances determined by the
SEC, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends. The Portfolio intends to declare dividends from net investment income, if any, on an annual basis. The Portfolio has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

      All dividends (and any capital gains distributions) will be reinvested automatically in additional Portfolio shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains. The Portfolio may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Portfolio will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Portfolio may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Portfolio from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company, although they may affect the tax basis of certain types of distributions from those accounts.

      This information is only a summary of certain federal income tax information about an investment in Portfolio shares. You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Portfolio under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                   2005          2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.12      $   1.14     $   1.16     $   1.11     $   1.10
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .03 1         .03 1        .04          .05          .04
Net realized and unrealized gain (loss)                   (.01)          .01         (.01)         .06          .04
                                                      ----------------------------------------------------------------
Total from investment operations                           .02           .04          .03          .11          .08
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.04)         (.04)        (.05)        (.06)        (.07)
Distributions from net realized gain                      (.04)         (.02)          --           --           --
                                                      ----------------------------------------------------------------
Total dividends and/or distributions to shareholders      (.08)         (.06)        (.05)        (.06)        (.07)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   1.06      $   1.12     $   1.14     $   1.16     $   1.11
                                                      ================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        1.48%         4.17%        2.58%       10.06%        7.23%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 17,238      $ 18,103     $ 19,537     $ 21,946     $ 18,984
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 17,696      $ 18,464     $ 20,743     $ 20,347     $ 18,805
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     3.18%         2.83%        3.43%        4.42%        3.49%
Total expenses                                            0.88% 4       0.85% 4      0.84% 4      0.77% 4      0.79% 4
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     84% 5         99% 5        43%          25%          19%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchases and of To Be Announced (TBA)
mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2005                $    93,525,147      $    93,213,905
Year Ended December 31, 2004                    121,615,587          127,136,434

                      15 | GOVERNMENT SECURITIES PORTFOLIO

INFORMATION AND SERVICES
For More Information on Government Securities Portfolio
The following additional information about the Portfolio is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Portfolio's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Portfolio's investments and performance is available in the Portfolio's Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the
Portfolio's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports and the notice explaining the Portfolio's privacy policy:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                                 1.800.981.2871
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com.
                              ------------------------
------------------------------------------------------------------------------

Information about the Portfolio including the Statement of Additional
Information can be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Portfolio are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Portfolio or to make any representations about the Portfolio other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Portfolio, nor a solicitation of an offer to buy shares of the Portfolio, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Portfolio's SEC File No.:  811-3255

PRO613.001.0406 Printed on recycled paper.

                            Appendix to Prospectus of
                           Panorama Series Fund, Inc.
                         Government Securities Portfolio

      Graphic material included in the Prospectus of Government Securities
Portfolio "Annual Total Returns (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Government Securities
Portfolio depicting the annual total returns of a hypothetical investment in the
Portfolio for each of the calendar years since the Portfolio's inception. Set forth below are the relevant data points that will appear in the bar chart:

      --------------------------------------------------
      Calendar Year Ended 12/31   Annual Total Return
      --------------------------------------------------
      --------------------------------------------------

      1996                               1.93%

      --------------------------------------------------
      --------------------------------------------------

      1997                               8.82%

      --------------------------------------------------
      --------------------------------------------------

      1998                               8.14%

      --------------------------------------------------
      --------------------------------------------------

      --------------------------------------------------
      --------------------------------------------------
      1999                              -1.73%
      --------------------------------------------------
      --------------------------------------------------
      2000                              12.36%
      --------------------------------------------------
      --------------------------------------------------
      2001                               7.23%
      --------------------------------------------------
      --------------------------------------------------
      2002                              10.06%
      --------------------------------------------------
      --------------------------------------------------
      2003                               2.58%
      --------------------------------------------------
      --------------------------------------------------
      2004                               4.17%
      --------------------------------------------------
      --------------------------------------------------

      2005                               1.48%

      --------------------------------------------------

Growth Portfolio
A Series of Panorama Series Fund, Inc.

Prospectus dated April 30, 2006

                                                Growth Portfolio is a mutual
                                          fund that seeks high total return. It
                                          invests mainly in common stocks of
                                          domestic large-cap companies.

                                                Shares of the Portfolio are sold
                                          only as the underlying investment for
                                          variable life insurance policies,
                                          variable annuity contracts and other
                                          insurance company separate accounts. A
                                          prospectus for the insurance product
                                          you have selected accompanies this
                                          Prospectus and explains how to select
                                          shares of the Portfolio as the
                                          investment under that insurance
                                          product.
As with all mutual funds, the
Securities and Exchange Commission              This Prospectus contains
has not approved or disapproved the       important information about the
Portfolio's securities nor has it         Portfolio's objective, its
determined that this Prospectus is        investment policies, strategies and
accurate or complete. It is a             risks.  Please read this Prospectus
criminal offense to represent             (and your insurance product
otherwise.                                prospectus) carefully before you
                                          invest and keep them for future
                                          reference about your investment.

Contents

            About the Portfolio
------------------------------------------------------------------------------

            The  Portfolio's  Investment  Objective and  Principal  Investment
                Strategies

            Main Risks of Investing in the Portfolio

            The Portfolio's Past Performance

            Fees and Expenses of the Portfolio

            About the Portfolio's Investments

            How the Portfolio is Managed

            Investing in the Portfolio
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            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

About the Portfolio

The Portfolio's Investment Objective and Principal Investment Strategies

What Is the Portfolio's Investment Objective?  The Portfolio seeks high total return.

What Does the Portfolio Mainly Invest In? The Portfolio currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

      |X| How Do the Portfolio Managers Decide What Securities to Buy or Sell?
In selecting securities for purchase or sale by the Portfolio, the portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process involves the use of:

            Multi-factor quantitative models: The Portfolio uses both "top down"
and "bottom up" models. The "top down" models are primarily used to help the portfolio managers determine their market capitalization exposure (large, mid, small) and rely on indicators such as relative valuations, relative price trends and interest rate relationships. The "bottom up" models help the portfolio managers identify the most attractive stocks within each market capitalization category. These stock selection models are based upon many factors that measure the attractiveness of individual securities relative to each other. The portfolio managers typically follow and analyze more than 3,000 stocks on a daily basis and select those that are deemed attractive.

            Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news.
            Judgment: The portfolio is then regularly rebalanced by the portfolio managers, using all of the tools described above.

Who Is the Portfolio Designed For? The Portfolio's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking total return. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a Portfolio focusing on stock investments. Since the Portfolio's income level will fluctuate and will likely be small, it is not designed for investors needing current income. The
Portfolio is not a complete investment program.

Main Risks of Investing in the Portfolio

      All investments carry risks to some degree. The Portfolio's investments in stocks are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by the Portfolio's investment manager, OppenheimerFunds, Inc. (the "Manager"), will cause the
Portfolio to underperform other funds having a similar objective.

       |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times can be great. Because the Portfolio invests primarily in common stocks, the value of the Portfolio's investment holdings will be affected by changes in the stock markets. Market risk will affect the
Portfolio's net asset value per share, which will fluctuate as the values of the
Portfolio's investments change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Portfolio currently emphasizes investments in stocks of U.S. issuers, it will be affected by changes in U.S. stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Portfolio invests mainly in securities of large companies but it can also buy stocks of small and medium-size companies, which may have more volatile stock prices than stocks of large companies.

      The Manager may increase the relative emphasis of the Portfolio's investments in a particular industry compared to the weighting of that industry in the S&P 500 Index which the Portfolio uses as a performance benchmark from time to time. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Portfolio has increased the relative emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

How Risky is the Portfolio Overall? In the short term, the stock markets can be volatile, and the price of the Portfolio's shares will go up and down substantially. The Portfolio does not typically invest to a great extent in income-oriented investments to help cushion the Portfolio's total return from changes in stock prices. The Portfolio generally may be less volatile than aggressive growth stock funds, but its share price may be more volatile than funds that invest in a mix of stocks and bonds.

      These risks collectively form the risk profile of the Portfolio and can affect the value of the Portfolio's investments, its investment performance and its prices per share. These risks mean that you can lose money by investing in the Portfolio. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Portfolio will achieve its investment objective.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's Past Performance

The bar chart and table below show one measure of the risks of investing in the
Portfolio, by showing changes in the Portfolio's performance from year to year for the last 10 calendar years and by showing how the average annual total returns of the Portfolio's shares compared to those of a broad-based market index. The Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns (as of December 31 each year)

[See  appendix  to  prospectus  for data in bar  chart  showing  annual  total returns]

Charges imposed by the separate accounts that invest in the Portfolio are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return for a calendar quarter was 18.48% (4QTR98) and the lowest return for a calendar quarter was
-16.35% (3QTR02).

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Average Annual Total
Returns for the periods

ended December 31, 2005       1 Year             5 Years          10 Years

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Growth Portfolio               6.41%             1.31%             3.87%
(inception date:

1/21/82)
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S&P 500 Index                  4.91%             0.54%           9.07%(1)

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1. Since 12/31/95
The Portfolio's average annual total returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Portfolio and assume that all dividends and capital gains distributions have been reinvested in additional shares. The
Portfolio's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the domestic stock market. The index performance includes reinvestment of income but does not reflect transaction costs, fees or expenses. The Portfolio may have investments that vary from the index.

The  Portfolio's  total  returns  should not be expected to be the same as the returns of other  Oppenheimer  funds,  even if funds  have the same  portfolio managers and/or similar names.

Fees and Expenses of the Portfolio

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The Portfolio pays a variety of expenses directly for management of its assets, administration and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2005.

Shareholder Fees. The Portfolio does not charge an initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product.
Those charges and fees are not reflected in the table below.

Annual Fund Operating Expenses (deducted from Portfolio assets):
(% of average daily net assets)

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Management Fees                                        0.625%
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Distribution and Service (12b-1) Fees                   N/A
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Other Expenses                                         0.05%

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Total Annual Operating Expenses                        0.68%

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Expenses may vary in future years. "Other Expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the
Portfolio pays. The Portfolio's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Portfolio's fiscal year ended December 31, 2005, the transfer agent fees affected "Total Annual
Operating Expenses" by less than .005%.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the
Portfolio's operating expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows whether or not you redeem your investment at the end of each period:

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If shares are redeemed:    1 Year       3 Years       5 Years      10 Years
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                            $70           $218          $380         $849

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About the Portfolio's Investments

The Portfolio's Principal Investment Policies and Risks. The allocation of the
Portfolio's investment holdings among the different investments will vary over time based upon the Manager's evaluation of economic and market trends. The
Portfolio's holdings might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.

      In addition to in-depth quantitative research, the Manager tries to reduce risk by carefully controlling the portfolio weight of any one security in the
Portfolio. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Portfolio's assets in any one issuer. Also, the Portfolio does not concentrate 25% or more of its investments in any one industry.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Stock Investments. The Portfolio invests primarily in a diversified portfolio of common stocks of issuers that may be of small, medium or large capitalization, to seek total return. The Portfolio currently focuses on large-cap issuers. "Market capitalization" refers to the total market value of an issuer's common stock. The stock prices of large-cap issuers tend to be less volatile than the prices of small-cap and mid-cap companies in the short term, but these companies may not afford the same growth opportunities as small-cap and mid-cap companies.

     Additionally, if the Portfolio invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York Stock Exchange (the "NYSE") that day, when the
     Portfolio's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Portfolio's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

Industry and Sector Focus. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more or less than others. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate to a greater degree in response to events affecting that industry or sector.

      |X| Portfolio Turnover. The Portfolio may engage in active trading to try to achieve its objective. It might have a turnover rate in excess of 100%
annually. The Financial Highlights table at the end of this Prospectus shows the
Portfolio's turnover rates during prior fiscal years. Increased portfolio turnover creates higher brokerage and transaction costs for the Portfolio (and may reduce performance). For a contract owner, any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account.

      |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal
Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Portfolio's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 (the
"Investment Company Act") that apply to publicly-sold mutual funds.

      Failure by the Portfolio to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Portfolio's investment decisions in a way that could reduce its performance.

      |X| Can the Portfolio's Investment Objective and Policies Change? The
Board of Directors (the "Board" or the "Directors") may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the
Portfolio's outstanding voting shares. The Portfolio's investment objective is not a fundamental policy, but will not be changed by the Board without advance notice to shareholders. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

Other Investment Strategies. To seek its objective, the Portfolio can also use the investment techniques and strategies described below. The Portfolio might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce overall investment or market risks.

Loans of Portfolio Securities. The Portfolio has entered into a Securities
Lending Agreement with JP Morgan Chase. Under that agreement, securities of the
Portfolio may be loaned to brokers, dealers and other financial institutions.
The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Portfolio's
Securities Lending Guidelines, adopted by the Portfolio's Board. The value of the securities loaned may not exceed 25% of the value of the Portfolio's net assets. Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the
Portfolio with collateral in an amount at least equal to the value of the securities loaned. The Portfolio maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. If the Portfolio is not able to recover the securities loaned, the Portfolio may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed to be in sound financial condition and when, in the Manager's judgment, the income earned would justify the risks.

Other Equity Securities. While the Portfolio emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock.

      The Portfolio's investments in convertible securities may include securities rated as low as "B" by Moody's or Standard & Poor's or that have comparable ratings by other national rating organizations or, if unrated, an equivalent rating assigned by the Manager. Securities rated below "Baa" by
Moody's or "BBB" by Standard & Poor's are below "investment grade" and are subject to greater risk of default by the issuer than investment grade securities. However, although many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature, and in that case their rating has less impact on the investment decision than in the case of other debt securities. These investments are subject to the Portfolio's policy of limiting its debt investments under normal circumstances to not more than 10% of its assets.

      |X| Debt Securities. Under normal market conditions, the Portfolio can invest in debt securities, such as securities issued or guaranteed by the U.S.
government or its agencies and federally-chartered corporate entities referred to as "instrumentalities." The Portfolio can also buy foreign government securities, and foreign and domestic corporate bonds and debentures. Normally these investments, including convertible debt securities, are limited to not more than 10% of the Portfolio's net assets.

      The Portfolio can buy debt securities of any maturity and typically holds some short-term notes for liquidity purposes. The Portfolio can buy debt securities that are rated by nationally-recognized rating organizations as well as unrated debt securities assigned an equivalent rating by the Manager. The
Portfolio's debt investments may be "investment grade" (that is, in the four highest rating categories of a national rating organization) or may be below-investment grade securities (sometimes called "junk bonds") rated as low as "B" as described above in "Other Equity Securities."

            |_| Special Credit Risks of Lower-Grade Securities. All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. U.S. government securities are subject to little credit risk. While investment grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding, lower-grade bonds, whether rated or unrated, have greater risks of default than investment grade securities.

      Lower-grade securities may be subject to greater market fluctuations and risk of loss of income and principal than investment grade securities. There may be less of a market for them and therefore it may be harder to value or to sell them at an acceptable price when the Portfolio wants to sell them. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Portfolio's net asset value per share could be reduced by declines in value of these securities.

            |_| Interest Rate Risks. The prices of debt securities, including
U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The
Portfolio's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Portfolio's investments in debt securities.

      |X| Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security and simultaneously agrees to sell it to the vendor for delivery at a future date. Delays or losses could occur if the other party to the agreement defaults or becomes insolvent. These are used primarily for cash management and liquidity purposes.

      |X| Derivative Investments. The Portfolio can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from)
the value of an underlying asset, interest rate or index. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the
Portfolio might use may be considered "derivative investments." The Portfolio has limits on the amount of particular types of derivatives it can hold.
Currently the Portfolio does not use those types of investments to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. Certain derivative investments held by the Portfolio may be illiquid. If the issuer of the derivative does not pay the amount due, the
Portfolio can lose money on the investment. If that happens, the Portfolio's share price could decline or the Portfolio could get less income than expected.
Using derivatives could increase the volatility of the Portfolio's share prices.

      |X| Hedging. The Portfolio can write exchange-traded covered calls on securities, futures and stock indices, and can buy and sell certain kinds of futures contracts and forward contracts. These are all referred to as "hedging instruments." The Portfolio does not use hedging instruments for speculative purposes, and has limits on its use of them. The Portfolio is not required to use hedging instruments in seeking its goal and currently does not use them to a significant degree.

      Options trading involves the payment of premiums and has special tax effects on the Portfolio. There are also special risks in particular hedging strategies. For example, if a covered call written by the Portfolio is exercised on an investment that has increased in value, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return.
The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

      |X| Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic, or political conditions, the Portfolio can invest up to 100% of its assets in temporary investments that are inconsistent with the
Portfolio's principal investment strategies. Generally they would be high-quality, short-term money market instruments, such as U.S. government securities, highly-rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of
Portfolio shares or Portfolio securities or to meet anticipated redemptions of
Portfolio shares. To the extent the Portfolio invests defensively in these securities, it may not achieve its investment objective of total return.

      PORTFOLIO HOLDINGS. The Portfolio's holdings are included in semi-annual and annual reports that are distributed to shareholders of the Portfolio within
60 days after the close of the period for which such report is being made. The
Portfolio also discloses its portfolio holdings in its Statement of Investments on Form N-Q, which are filed with the Securities and Exchange Commission (the
"SEC") no later than 60 days after the close of the first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Portfolio are made publicly available no later than 60 days after the close of each of the Portfolio's fiscal quarter.

      A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Portfolio's
Statement of Additional Information.

How the Portfolio Is Managed

The Manager. The Manager chooses the Portfolio's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Portfolio pays to the Manager and describes the expenses that the Portfolio is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of March 31, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

      |X| Advisory Fees. Under the investment advisory agreement, the Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.500% of the next $100 million, and 0.450% of average daily net assets over $400 million. The Portfolio's management fee for its last fiscal year ended December 31, 2005 was 0.63% of average annual net assets.

      A discussion regarding the basis for the Boards' approval of the
Portfolio's investment advisory contract is available in the Fund's Annual
Report to Shareholders for the year ended December 31, 2005.

      |X| Portfolio Managers. The Portfolio is co-managed by Nikolaos Monoyios and Marc Reinganum. Mr. Monoyios has been a portfolio manager of the Portfolio since April 1998. Mr. Monoyios, a Certified Financial Analyst, is a Senior Vice
President of the Manager and an officer and portfolio manager of other portfolios in the OppenheimerFunds complex.

      Mr. Reinganum has been a portfolio manager of the Portfolio since October
2003. He is a Vice President of the Manager and an officer and portfolio manager of other portfolios in the OppenheimerFunds complex. He is also the Director of
Quantitative Research and Portfolio Strategist for Equities. Mr. Reinganum was
formerly the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern
Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department,
President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

      The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Portfolio shares.

      |X| Possible Conflicts of Interest. The Portfolio offers its shares to separate accounts of different insurance companies as an investment for their variable annuity, variable life and other investment product contracts. While the Portfolio does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Portfolio through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

      The Portfolio's Board has procedures to monitor the Portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the
Board might require one or more participating insurance company separate accounts to withdraw their investments in the Portfolio. That could force the
Portfolio to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Portfolio to a particular separate account, or could terminate the offering of the Portfolio's shares if required to do so by law or if it would be in the best interests of the shareholders of the Portfolio to do so.

Investing in the Portfolio

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Portfolio may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Portfolio directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Portfolio as an investment option for that variable life insurance policy, variable annuity or other investment product. The Portfolio reserves the right to refuse any purchase order when the Manager believes it would be in the Portfolio's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

Risks from Excessive Purchase and Redemption Activity. Frequent purchases and redemptions of Portfolio shares may interfere with the Manager's ability to manage the Portfolio's investments, increase the Portfolio's transaction and administrative costs and/or affect the Portfolio's performance, depending on various factors, such as the size of the Portfolio, the nature of its investments, the amount of Portfolio assets the portfolio manager maintains in cash or cash equivalents from time to time, and the aggregate dollar amount, number and frequency of trades. If large dollar amounts are involved in redemption transactions, the Portfolio might be required to sell portfolio securities at unfavorable times to meet redemption requests, and the Portfolio's transaction or administrative expenses might be increased.

Limits on Disruptive Activity. The Manager and the Portfolio's Board of
Directors have adopted the following policies and procedures to try to detect and prevent frequent and/or excessive purchase and redemption activity.
o        The Transfer Agent will attempt to monitor the net effect on the
         Portfolio's assets from purchase and redemption activity in the accounts of participating insurance companies. The Transfer Agent will seek to identify patterns that may suggest excessive trading by the contract or policy owners who invest in the insurance company's accounts. If the Transfer Agent believes it has observed evidence of possible excessive trading activity, it will ask the participating insurance companies or other registered owners to review the transaction activity by the contract or policy holders in their respective accounts, and to take appropriate action, and to confirm to the Transfer Agent that appropriate action has been taken, to curtail any excessive trading activity.

o        The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive.

Monitoring the Policies. These policies and procedures are administered by the
Portfolio's Transfer Agent. However, the Transfer Agent presently does not have the ability to monitor trading activity of accounts held by underlying contract or policy owners within the accounts of a participating insurance company. The
Transfer Agent's ability to monitor and deter excessive short-term trading in such insurance company accounts ultimately depends on the capability and cooperation of each participating insurance company in monitoring and controlling transactional activity of contract or policy owners who own interests in the insurance company's accounts. The Portfolio has asked its participating insurance companies for their cooperation in trying to prevent excessive short term trading activity in their separate accounts by contract or policy owners or their financial advisers.

      Periodic asset allocation and re-balancing of a portion of the Portfolio shares held in accounts of contract or policy owners is generally not considered by the Transfer Agent to be "excessive trading." Participating insurance companies may have their own policies and procedures limiting trading among investments held in the accounts of their contract or policy owners. The
Transfer Agent has advised those participating insurance companies that certain types of trading activity, such as making an "exchange" out of the Portfolio within 30 days of buying shares (by the sale of the recently purchased
Portfolio's shares and the purchase of shares of another Portfolio), or making more than six "round trip exchanges" between funds in a year is considered by the Transfer Agent to be "excessive trading" activity. Participating insurance companies have been asked to monitor for and to deter such activity, but have no obligation to do so. There is no guarantee that the policies and procedures described above will be effective to enable the Portfolio's Transfer Agent to identify and deter excessive short-term trading.

      Each participating insurance company may impose its own restrictions or limitations to discourage short-term or excessive trading.

Right to Refuse Purchase Orders. The Distributor and/or the Transfer Agent may
refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.

      There can be no assurance that the Portfolio, the Transfer Agent or the
Portfolio's participating insurance companies will be successful in curbing abusive short-term or excessive trading.

Information about your investment in the Portfolio through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Portfolio's
Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Portfolio should be given to your insurance company or its servicing agent, not directly to the Portfolio or its Transfer
Agent.

At What Price Are Shares Sold? Shares are sold to participating insurance companies at their offering price, which is the net asset value per share. The
Portfolio does not impose any sales charges on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Portfolio shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value. The Portfolio calculates the net asset value per share as of the close of the NYSE, on each day that the NYSE is open for trading (referred to in this Prospectus as a "regular business day"). The NYSE normally closes at
4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share on a "regular business day" is determined by dividing the value of the Portfolio's net assets by the number of shares outstanding on that day. To determine net asset values, the Portfolio assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security
(in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board believes accurately reflects the fair value.

      The Board has adopted valuation procedures for the Portfolio and has delegated the day-to-day responsibility for fair value pricing determinations to the Manager's Valuation Committee. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Portfolio.
Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). The Portfolio uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Portfolio's portfolio securities, although it may not always be able to accurately determine such values.

      If, after the close of the principal market on which a security held by the Portfolio is traded and before the time as of which the Portfolio's net asset values are calculated that day, a significant event occurs that the
Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

      The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Portfolio's designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Portfolio shares on a regular business day, provided that the
Portfolio receives the order from the insurance company, generally by 9:30 a.m.
Eastern time on the next regular business day at the offices of its Transfer
Agent in Colorado.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Portfolio. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Portfolio to these financial intermediaries. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Portfolio" in this
Prospectus because they are not paid by the Portfolio.

     "Financial intermediaries" are firms that offer and sell Portfolio shares to their clients, or provide shareholder services to the Portfolio, or both, and receive compensation for doing so. Your securities dealer or insurance agent, for example, is a financial intermediary, and there are other types of financial intermediaries that could receive payments relating to the sale or servicing of the Portfolio's shares. In addition to dealers and insurance agents, the financial intermediaries that may receive payments include the insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that financial intermediary, the average net assets of the Portfolio and other Oppenheimer funds attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or other financial intermediary or their representatives to recommend or offer shares of the Portfolio or other Oppenheimer funds to their customers. These payments also may give an intermediary an incentive to cooperate with the
Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Portfolio for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the
Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives'
awareness about Oppenheimer funds, including travel and lodging expenditures.
However, the Manager does not consider a financial intermediary's sale of shares of the Portfolio or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Portfolio shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Portfolio shares through the intermediary. Firms that may receive servicing fees with respect to Oppenheimer funds include insurance companies that offer variable annuity or variable life insurance products, retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Portfolio shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Portfolio or its Transfer Agent to request a redemption of Portfolio shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

      The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Portfolio's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Portfolio receives the order from the insurance company, generally by 9:30 a.m. Eastern time the next regular business day at the office of its Transfer Agent in
Colorado. The participating insurance company must receive that order before the close of the NYSE (usually 4:00 p.m. Eastern time). The Portfolio normally sends payment by Federal Funds wire to the insurance company's account the day after the Portfolio receives the order (and no later than seven days after the
Portfolio's receipt of the order). Under unusual circumstances determined by the
SEC, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends. The Portfolio intends to declare dividends from net investment income, if any, on an annual basis. The Portfolio has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

      All dividends (and any capital gains distributions) will be reinvested automatically in additional Portfolio shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains. The Portfolio may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Portfolio will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Portfolio may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Portfolio from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company, although they may affect the tax basis of certain types of distributions from those accounts.

      This information is only a summary of certain federal income tax information about an investment in Portfolio shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Portfolio under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                               2005               2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.88           $   1.74         $   1.39         $   1.73         $   1.96
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .02 1              .02 1            .02              .02              .02
Net realized and unrealized gain (loss)                .10                .14              .35             (.34)            (.23)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                       .12                .16              .37             (.32)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.03)              (.02)            (.02)            (.02)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   1.97           $   1.88         $   1.74         $   1.39         $   1.73
                                                  =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    6.41%              9.20%           26.81%          (18.97)%         (10.61)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $159,867           $179,076         $187,147         $165,493         $242,575
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $165,300           $179,018         $170,217         $203,660         $273,890
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 1.24%              1.39%            1.17%            0.96%            0.75%
Total expenses                                        0.68% 4,5          0.66% 4          0.67% 4          0.68% 4          0.64% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 81%                78%              86%              88%              76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary reimbursement of expenses less than 0.01%.

                              18 | GROWTH PORTFOLIO

INFORMATION AND SERVICES

For More Information on the Growth Portfolio
The following additional information about the Portfolio is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Portfolio's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Portfolio's investments and performance is available in the Portfolio's Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the
Portfolio's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports and the notice explaining the Portfolio's privacy policy:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                                 1.800.981.2871
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
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On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com.
                              ------------------------
------------------------------------------------------------------------------

Information about the Portfolio including the Statement of Additional
Information can be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Portfolio are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Portfolio or to make any representations about the Portfolio other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Portfolio, nor a solicitation of an offer to buy shares of the Portfolio, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Company's SEC File No.: 811-3255
PR0608.001.0406 Printed on recycled paper.

                            Appendix to Prospectus of
                           Panorama Series Fund, Inc.
                                Growth Portfolio

      Graphic material included in the Prospectus of Growth Portfolio "Annual
Total Returns (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Growth Portfolio (the
"Portfolio") depicting the annual total returns of a hypothetical investment in non-service shares of the Portfolio for each of the ten most recent calendar years. Set forth below are the relevant data points that will appear in the bar chart:

    ---------------------------------------------------
    Calendar Year Ended 12/31    Annual Total Return
    ---------------------------------------------------
    ---------------------------------------------------

    ---------------------------------------------------
    ---------------------------------------------------
    1996                                18.87%
    ---------------------------------------------------
    ---------------------------------------------------
    1997                                26.37%
    ---------------------------------------------------
    ---------------------------------------------------
    1998                                 8.43%
    ---------------------------------------------------
    ---------------------------------------------------
    1999                                 -3.76%
    ---------------------------------------------------
    ---------------------------------------------------
    2000                               -12.66%
    ---------------------------------------------------
    ---------------------------------------------------
    2001                               -10.61%
    ---------------------------------------------------
    ---------------------------------------------------
    2002                               -18.97%
    ---------------------------------------------------
    ---------------------------------------------------
    2003                                26.81%
    ---------------------------------------------------
    ---------------------------------------------------
    2004                                9.20%
    ---------------------------------------------------
    ---------------------------------------------------

    2005                                6.41%

    ---------------------------------------------------

Oppenheimer International Growth Fund/VA
A Series of Panorama Series Fund, Inc.

Prospectus dated April 30, 2006

                                                Oppenheimer International Growth
                                          Fund/VA is a mutual fund that seeks
                                          long-term growth of capital. It
                                          emphasizes investments in common
                                          stocks and securities of foreign
                                          companies.

                                                Shares of the Fund are sold only
                                          as an underlying investment for
                                          variable life insurance policies,
                                          variable annuity contracts and other
                                          insurance company separate accounts. A
                                          prospectus for the insurance product
                                          you have selected accompanies this
                                          Prospectus and explains how to select
                                          shares of the Fund as an investment
                                          under that
As with all mutual funds, the             insurance product and whether you
Securities and Exchange Commission        are only eligible to purchase
has not approved or disapproved the       Service shares of the Fund.
Fund's securities nor has it
determined that this Prospectus is              This Prospectus contains
accurate or complete. It is a             important information about the
criminal offense to represent             Fund's objective, its investment
otherwise.                                policies, strategies and risks.
                                          Please read this Prospectus (and your
                                          insurance product prospectus)
                                          carefully before you invest and keep
                                          them for future reference about your
                                          investment.

Contents

            About the Fund
------------------------------------------------------------------------------

            The  Fund's Investment Objective and  Principal Investment
                    Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            Investing in the Fund
------------------------------------------------------------------------------

            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

About the Fund

The Fund's Investment Objective and Principal Investment Strategies

What Is the Fund's Investment Objective? The Fund seeks long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States.

What Does the Fund Mainly Invest In? The Fund currently invests mainly in common stocks of foreign growth companies listed on foreign stock exchanges. They can include both smaller, less-well-known companies and larger, more established companies that the portfolio manager believes have favorable prospects for capital growth relative to the market.

      The Fund does not limit its investments to issuers within a specific market capitalization range and the Fund's emphasis may change over time. It can invest up to 25% of its total assets in emerging markets and can invest without limit in developed markets throughout the world. The Fund may increase the relative emphasis of its investments in one or more industries, countries, or regions from time to time, such as Europe or Asia, for example.

      The Fund can also buy preferred stocks, securities convertible into common stocks and other securities having equity features. The Fund can invest up to
20% of its total assets in debt securities when the portfolio manager believes that it is appropriate to do so in order to seek the Fund's objective. The Fund typically does not invest in debt securities to a significant degree. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

      |X| How Does the Portfolio Manager Decide What Securities to Buy or Sell?
In selecting securities for purchase or sale by the Fund, the Fund's portfolio manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign companies with high growth potential using a "bottom up" investment approach - that is, looking at the investment performance of individual stocks before considering the impact of general or industry trends. This approach includes fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

      In seeking diversification of the Fund's investment holdings, the portfolio manager currently focuses on the factors below, which may vary in particular cases and may change over time. The portfolio manager currently searches for:
|_|       Companies that enjoy a strong competitive position and high demand for their products and services, and
|_|       Companies with accelerating earnings growth and cash flow.

      In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from global trends. The trends, or "global themes", currently considered include mass affluence, new technologies, restructuring and aging. The portfolio manager does not invest a fixed amount of the Fund's assets according to these themes and this strategy and the themes that are considered may change over time. The portfolio manager monitors individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.

      Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term from foreign stocks. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive fund focusing on growth stock investments, and the special risks of investing in both emerging and developed foreign countries. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments carry risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having similar objectives.

      Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. That volatility is likely to be even greater for companies with lower capitalizations because their securities may not be widely traded. The Fund can buy securities of issuers in emerging or developed foreign markets that have special risks not associated with investments in domestic securities, such as the effects of currency fluctuations on relative prices.

      However, changes in the market prices of securities can occur at any time.
The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.
There is no assurance that the Fund will achieve its investment objective.

      |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks of foreign companies, the value of the Fund's investment holdings will be affected by changes in the foreign stock markets and the special economic and other factors that might primarily affect the prices of securities in particular foreign markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's investments change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry, its share values can be expected to fluctuate in response to events affecting that industry.

      |X| Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks. The Fund can buy securities of companies (or governments) in any country, including developed countries and emerging markets. Under normal market conditions (when the Manager believes that the stock markets are not in an unstable or volatile period) the
Fund will invest at least 90% of its total assets in equity securities of issuers located outside the U.S.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, currency devaluation, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.
To the extent that the Fund increases the relative emphasis of its investment holdings in companies in a particular country or region, it will be subject to the risks of political or economic events that affect that country or region.

      Additionally, if the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of
The New York Stock Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, and may help deter those activities.

      |X| Passive Foreign Investment Companies. The Fund may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds also may be PFICs.

      The Fund is subject to certain percentage limitations under the Investment
Company Act of 1940 (the "Investment Company Act") relating to the purchase of securities of investment companies, and, consequently, the Fund may have to subject any of its investment in other investment companies, including PFICs, to the limitation that no more than 10% of the value of the Fund's total assets may be invested in such securities. In addition to bearing their proportionate share of a fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as
described above. |X| Special Risks of Emerging Markets. Securities of issuers in emerging markets may be more difficult to value or to sell at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may have less developed trading markets and exchanges.
They may have less developed legal and accounting systems, and investments in those markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. As a result of these risk factors, these investments may be very speculative.

      How Risky is the Fund Overall? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

      In the short term, foreign stocks can be volatile and the price of the
Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive or liquidity purposes. The Fund is generally an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation. It is likely to be subject to greater fluctuations in its share prices than funds that do not invest in foreign securities (especially emerging market securities)
or funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the
Fund, by showing changes in the Fund's performance (for non-service shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares compared to those of a broad-based market index. Because the Fund's service shares are subject to a service fee, their performance is expected to be lower for any given period. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See  appendix  to  prospectus  for data in bar  chart  showing  annual  total returns]

Charges imposed by separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart for the Non-Service Shares, the highest return for a calendar quarter was 36.91% (4QTR99) and the lowest return for a calendar quarter was -29.00% (3QTR02).

-------------------------------------------------------------------------------

                                                 5 Years          10 Years
Average  Annual Total Returns     1 Year       (or life of      (or life of
for the periods ended                         class if less)   class if less)

December 31, 2005

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Oppenheimer International         14.06%          1.78%            8.08%
Growth Fund/VA Non-Service

Shares (inception 5/13/92)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Morgan    Stanley     Capital
International    EAFE   Index

(reflects  no  deduction  for     14.02%          4.94%           6.18%(1)
fees, expenses and taxes)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Oppenheimer     International

Growth Fund/VA Service Shares     14.95%         5.80%(2)           N/A
(inception 3/19/01)

-------------------------------------------------------------------------------

1. Since 12/31/1. 95 2. Since Inception 3/19/01
The Fund's average annual total returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance is compared to the Morgan Stanley Capital International EAFE Index, an unmanaged index of equity securities listed on 20 principal stock markets of Europe, Asia and Australia. The index performance includes reinvestment of income but does not reflect transaction costs, fees or expenses. The Fund may have investments that vary from the index.

The Fund's total returns  should not be expected to be the same as the returns of other  Oppenheimer  funds,  even if funds have the same portfolio  managers and/or similar names.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the
Fund's expenses during its fiscal year ended December 31, 2005.

Shareholder Fees. The Fund does not charge an initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product. Those charges and fees are not reflected in the table below.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

------------------------------------------------------------------------------
                                  Non-Service Shares       Service Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Management Fees                         1.00%                  1.00%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Distribution     and    Service          N/A                   0.25%
(12b-1) Fees
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Other Expenses                          0.09%                  0.15%

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Total Annual Operating Expenses         1.09%                  1.40%

------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per fiscal year, for both classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows whether or not you redeem your investment at the end of each period:

--------------------------------------------------------------------------------
If shares are redeemed:        1 Year        3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Non-Service Shares              $112          $348         $604       $1,336

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Service Shares                  $144          $446         $771       $1,691

--------------------------------------------------------------------------------

About the Fund's Investments

The Fund's Principal Investment Policies and Risks. The allocation of the Fund's investment holdings among the different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a large percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its total assets in investments in any one industry.

      |X| Growth Stock Investments. The Fund emphasizes investments in common stocks of foreign companies that the Manager believes have growth potential.
Growth companies can be new or established companies that may be developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. Current examples include companies in the fields of telecommunications, pharmaceuticals, computer software, and new consumer products.

      Growth companies may be applying new technology, new or improved distribution techniques or developing new services that might enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than competitors.

      Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they might not emphasize paying dividends, and might not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over the long term, relative to the overall stock market. However, growth stocks may be more volatile than other stock investments. They may lose favor with investors if the issuer's business plans do not produce the expected results or they may be subject to more volatility because of investor speculation about the issuer's prospects.

      |X| Risks of Small- and Mid- Cap Stocks. Stocks of small- and mid-sized companies may have more limited product lines or markets for their products or more limited access to financial resources than larger, more established companies. Their stocks may be more volatile and/or less liquid than those of larger issuers. That means the Fund could have greater difficulty selling their securities at an acceptable price, especially in periods of market volatility.
That factor increases the potential for losses to the Fund.

      To the extent that the Fund invests significantly in small-cap equity securities, that may be traded infrequently, investors may seek to trade fund shares based on their knowledge or understanding of the value of those types of securities (this is sometimes referred to as "price arbitrage"). Such price arbitrage, if otherwise successful, might interfere with the efficient management of a fund's portfolio to a greater degree than would be the case for funds that invest in more liquid securities, because the Fund may have difficulty selling those securities at advantageous times or prices to satisfy the liquidity requirements created by large and/or frequent trading activity.
Successful price arbitrage activities might also dilute the value of fund shares held by other shareholders.

      |X| Foreign Securities. The Fund principally invests in stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets. The Fund considers securities of foreign issuers that are represented in the U.S. securities markets by American Depository Receipts ("ADRs") or similar depository arrangements to be "foreign securities" for purposes of its investment allocations. The Fund can also buy debt securities issued by foreign companies, but they would primarily be convertible securities. It can buy debt securities issued by foreign governments or their agencies, but these are not expected to be a main investment strategy of the Fund.

      The Fund can invest up to 25% of its total assets in securities of companies based in "emerging" markets. An issuer is considered by the Fund to be located in an emerging market if:
o     the issuer is organized under the law of an emerging country;
o     the issuer's principal securities trading market is in an emerging market; or
o     at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit is derived (directly or indirectly) from assets or activities located in emerging markets.

      |X| Portfolio Turnover. The Fund ordinarily does not, but may, engage in active trading to try to achieve its objective. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). For a contract owner, any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account. The Financial Highlights table at the end of this Prospectus shows the
Fund's portfolio turnover rates during prior fiscal years.

      |X| Special Fund Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal
Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

      Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

      |X| Can the Fund's Investment Objective and Policies Change? The Board may
change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.
Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy, but will not be changed by the Board without advance notice to shareholders. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

      |X| Investing in Special Situations. At times, the Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be "special situations," such as mergers, reorganizations or other unusual events expected to affect a particular issuer. However, there is a risk in investing in special situations that the change or event might not occur, which could have a negative impact on the price of the issuer's security. The Fund's investment might not produce the expected gains or could incur a loss for the Fund.

      |X| Cyclical Opportunities. The Fund might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The
Fund focuses on seeking growth over the long term but on occasion might seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is the risk that those securities might lose value when the issuer or industry is out of phase in the business cycle.

      |X| Debt Securities. The Fund can also invest up to 20% of its total assets in debt securities when the Manager believes that it is appropriate in seeking the Fund's objective. The Fund can buy debt securities issued by foreign governments, by supranational organizations such as the World Bank, or by companies. Those debt securities may be rated or unrated. The Fund can invest up to 15% of its total assets in debt securities that are below investment grade.
Those lower-rated debt securities are commonly called "junk bonds," and have greater risks of default than investment-grade securities. The Fund currently does not intend to invest more than 5% of its total assets in securities rated below investment grade. The Fund does not expect that its holdings of debt securities, including convertible securities will normally represent more than
5% of its total assets.

            |_| Convertible Securities. While the Fund emphasizes investments in common stocks, it can also buy securities convertible into common stock.
Although some convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature and in those cases their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible debt securities, like other debt securities, are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and
"interest rate risk" (the risk that the prices of the securities will be affected inversely by changes in prevailing interest rates).

      The Fund can buy below-investment-grade convertible debt securities, which are subject to greater risks of default than investment-grade securities. To the extent the Fund buys debt securities it will focus primarily on investment-grade securities.

      |X| Investing in Domestic Securities. The Fund does not expect to invest more than 10% of its assets in securities of U.S. issuers as part of its normal investment program. However, it can hold common and preferred stocks as well as debt securities of U.S. companies, and can also invest in U.S. corporate and government debt securities for defensive and liquidity purposes.

      |X| Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them. That might make it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The
Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Repurchase Agreements. The Fund can enter into repurchase agreements.
In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

      |X| Derivative Investments. The Fund can use a number of different kinds of "derivative" investments, although it does not do so currently to a significant degree and is not required to use them to seek its goal. In general terms, a derivative investment is an investment contract whose value depends on
(or is derived from) the value of an underlying asset, interest rate or index.
In the broadest sense, exchange-traded options, futures contracts, forward contracts and other hedging instruments the Fund might use can be considered
"derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value.

            |_| Special Risks of Derivative Investments. Markets underlying securities and indices may move in a direction not anticipated by the Manager.
Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline.

      The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices. As a result of these risks the Fund could realize less return from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

      |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, forward contracts, currency swaps and exchange-traded call options, including call options on futures contracts, foreign currencies and broadly-based securities indices. These are all referred to as "hedging instruments." Although the Fund can use forward contracts, options or futures to hedge foreign currency risks when buying and selling securities, it does not currently use them or other types of hedging extensively and does not use hedging instruments for speculative purposes. It has limits on its use of hedging. The Fund is not required to use hedging instruments in seeking its goal.

      Some of these strategies would hedge the portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options could be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the
Fund's return. The Fund could also experience losses if the price of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper in the top two rating categories of national rating organizations), money market instruments, short-term debt securities, U.S. or foreign government securities, or repurchase agreements. They can also include other investment grade debt securities. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or investment securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital growth.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statement of Investments on Form
N-Q, which are filed with the Securities and Exchange Commission (the "SEC") no later than 60 days after the close of the first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarter.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolios securities is available in the Fund's
Statement of Additional Information.

How the Fund Is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of March 31, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

      |X| Portfolio Manager. The Fund is managed by George R. Evans. Mr. Evans is the Fund's portfolio manager and has been the person primarily responsible for the day-to-day management of the Fund since October 1999. He has also been the Director of International Equities since July 2004. He is portfolio manager and officer of other funds in the OppenheimerFunds complex.

      The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Fund shares.

      |X| Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 1.00% of the first $250 million of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million. The
Fund's management fee for the fiscal year ended December 31, 2005 was 1.00% of average annual net assets.

      A discussion regarding the basis for the Boards' approval of the Fund's investment advisory contract is available in the Fund's Annual Report to shareholders for the year ended December 31, 2005.

      |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

      The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the
Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That prospectus will indicate whether you are eligible to purchase Service shares of the Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

Risks from Excessive Purchase and Redemption Activity. Frequent purchases and redemptions of Fund shares may interfere with the Manager's ability to manage the Fund's investments, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents from time to time, and the aggregate dollar amount, number and frequency of trades. If large dollar amounts are involved in redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption requests, and the Fund's transaction or administrative expenses might be increased.

Limits on Disruptive Activity. The Manager and the Fund's Board of Directors
have adopted the following policies and procedures to try to detect and prevent frequent and/or excessive purchase and redemption activity. o The Transfer Agent will attempt to monitor the net effect on the Fund's
         assets from purchase and redemption activity in the accounts of participating insurance companies. The Transfer Agent will seek to identify patterns that may suggest excessive trading by the contract or policy owners who invest in the insurance company's accounts. If the
         Transfer Agent believes it has observed evidence of possible excessive trading activity, it will ask the participating insurance companies or other registered owners to review the transaction activity by the contract or policy holders in their respective accounts, and to take appropriate action, and to confirm to the Transfer Agent that appropriate action has been taken, to curtail any excessive trading activity.

o        The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive.

Monitoring the Policies. These policies and procedures are administered by the
Fund's Transfer Agent. However, the Transfer Agent presently does not have the ability to monitor trading activity of accounts held by underlying contract or policy owners within the accounts of a participating insurance company. The
Transfer Agent's ability to monitor and deter excessive short-term trading in such insurance company accounts ultimately depends on the capability and cooperation of each participating insurance company in monitoring and controlling transactional activity of contract or policy owners who own interests in the insurance company's accounts. The Fund has asked its participating insurance companies for their cooperation in trying to prevent excessive short term trading activity in their separate accounts by contract or policy owners or their financial advisers.

     o  Periodic  asset  allocation  and  re-balancing  of a portion of the Fund shares held in accounts of contract or policy owners is generally not considered by  the  Transfer  Agent  to be  "excessive  trading."  Participating  insurance companies  may have their own policies and  procedures  limiting  trading  among investments  held in the  accounts  of their  contract  or  policy  owners.  The
Transfer Agent has advised those participating  insurance companies that certain types of trading  activity,  such as making an "exchange" out of the Fund within
30 days of buying  shares (by the sale of the recently  purchased  Fund's shares and the purchase of shares of another Fund), or making more than six "round trip exchanges"  between funds in a year is  considered  by the Transfer  Agent to be
"excessive trading" activity.  Participating insurance companies have been asked to monitor  for and to deter such  activity,  but have no  obligation  to do so.
There is no guarantee that the policies and procedures  described  above will be effective to enable the Fund's  Transfer  Agent to identify and deter  excessive short-term trading.

      Each participating insurance company may impose its own restrictions or limitations to discourage short-term or excessive trading.

Right to Refuse Purchase Orders. The Distributor and/or the Transfer Agent may
refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.

      There can be no assurance that the Fund, the Transfer Agent or the Fund's participating insurance companies will be successful in curbing abusive short-term or excessive trading.

Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer
Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.

At What Price Are Shares Sold? Shares are sold to participating insurance companies at their offering price, which is the net asset value per share. The
Fund does not impose any sales charges on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE on each day that the NYSE is open for trading
(referred to in this Prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some or the
Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value pricing determinations to the
Manager's Valuation Committee. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

      The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract policy owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 a.m. Eastern time on the next regular business day at the offices of its Transfer Agent in Colorado.

      |X| Classes of Shares. The Fund has four classes of shares authorized. The
Fund currently offers only two classes of shares. The class designated as
Service shares are subject to a distribution and service plan. The impact of the expenses of the Plan on Service shares is described below. The class of shares that is not subject to a Plan is referenced to as Non-Service Shares. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

Distribution and Service Plan for Service Shares The Fund has adopted a
Distribution and Service Plan for Service shares to pay the Distributor, for distribution related services, personal services and account maintenance for the
Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the
Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of fees or sales charges. The Distributor currently uses all of those fees to compensation sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial intermediaries. These payments by the Manager or
Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this Prospectus because they are not paid by the Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or insurance agent, for example, is a financial intermediary, and there are other types of financial intermediaries that could receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers and insurance agents, the financial intermediaries that may receive payments include the insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that financial intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or other financial intermediary or their representatives to recommend or offer shares of the Fund or other Oppenheimer funds to their customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees with respect to Oppenheimer funds include insurance companies that offer variable annuity or variable life insurance products, retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its Transfer Agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

      The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 a.m. Eastern time the next regular business day at the office of its Transfer Agent in Colorado. The participating insurance company must receive that order before the close of the
NYSE (normally 4:00 p.m. Eastern time). The Fund normally sends payment by
Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order). Under unusual circumstances determined by the SEC, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

      All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company, although they may affect the tax basis of certain types of distributions from those accounts.

      This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,               2005            2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $   1.30        $   1.12        $   0.76        $   1.07        $   1.74
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .01 1           .01 1            -- 2           .01             .01
Net realized and unrealized gain (loss)                     .17             .19             .37            (.31)           (.39)
                                                       ---------------------------------------------------------------------------
Total from investment operations                            .18             .20             .37            (.30)           (.38)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.01)           (.02)           (.01)           (.01)             -- 2
Distributions from net realized gain                         --              --              --              --            (.29)
                                                       ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.01)           (.02)           (.01)           (.01)           (.29)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   1.47        $   1.30        $   1.12        $   0.76        $   1.07
                                                       ===========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        14.06%          17.86%          50.13%         (28.51)%        (24.31)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $203,172        $110,679        $ 92,027        $ 62,091        $ 99,831
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $115,108        $ 96,388        $ 70,042        $ 83,511        $117,814
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      0.78%           0.64%           0.37%           1.17%           0.69%
Total expenses                                             1.09% 5         1.08% 5         1.12% 5         1.12% 5         1.05% 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      28%             30%             71%             40%             44%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

                  14 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

INFORMATION AND SERVICES
For More Information on Oppenheimer International Growth Fund/VA The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------

----------------------------- Call OppenheimerFunds Services toll-free:

By Telephone:                 -----------------------------------------------
                                 1.800.981.2871

------------------------------------------------------------------------------
------------------------------------------------------------------------------

By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270

------------------------------------------------------------------------------
------------------------------------------------------------------------------

On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com.
                              ------------------------

------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Company's SEC File No.: 811-3255
PRO616.001.0406.  Printed on recycled paper.

                            Appendix to Prospectus of
                           Panorama Series Fund, Inc.
                   Oppenheimer International Growth Fund/VA

      Graphic material included in the Prospectus of Oppenheimer International
Growth Fund/VA: "Annual Total Returns (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer
International Growth Fund/VA depicting the annual total returns of a hypothetical investment in shares of the Fund for each of the calendar years since the Fund's inception. Set forth below are the relevant data points that will appear in the bar chart:

      ----------------------------------------------------
      Calendar Year Ended 12/31    Annual Total Return
      ----------------------------------------------------
      ----------------------------------------------------

      1996                              13.26%

      ----------------------------------------------------
      ----------------------------------------------------

      1997                              8.11%

      ----------------------------------------------------
      ----------------------------------------------------

      1998                              19.40%

      ----------------------------------------------------
      ----------------------------------------------------

      1999                              50.37%

      ----------------------------------------------------
      ----------------------------------------------------

      1999                              -9.43%

      ----------------------------------------------------
  --------------------------------------------------------
      2001                             -24.31%
  --------------------------------------------------------
      ----------------------------------------------------
      2002                             -28.51%
      ----------------------------------------------------
      ----------------------------------------------------
      2003                              50.13%
      ----------------------------------------------------
      ----------------------------------------------------
      2004                              17.86%
      ----------------------------------------------------
      ----------------------------------------------------

      2005                              14.06%

      ----------------------------------------------------

Total Return Portfolio
A Series of Panorama Series Fund, Inc.

Prospectus dated April 30, 2006

                                                Total Return Portfolio is a
                                          mutual fund that seeks to maximize
                                          total investment return by allocating
                                          its assets among investments in
                                          stocks, corporate bonds, U.S.
                                          government securities and money market
                                          instruments.

                                               Shares of the Portfolio are sold
                                          only as an underlying investment for
                                          variable life insurance policies,
                                          variable annuity contracts and other
                                         insurance company separate accounts. A
                                          prospectus for the insurance product
                                          you have selected accompanies this
                                          Prospectus and explains how to select
                                          shares of the Portfolio as an
As with all mutual funds, the             investment under that insurance
Securities and Exchange Commission        product.
has not approved or disapproved the
Portfolio's securities nor has it               This Prospectus contains
determined that this Prospectus is        important information about the
accurate or complete. It is a             Portfolio's objective, its
criminal offense to represent             investment policies, strategies and
otherwise.                                risks. Please read this Prospectus
                                          (and your insurance product
                                          prospectus) carefully before you
                                          invest and keep them for future
                                          reference about your investment.

Contents

            About the Portfolio
------------------------------------------------------------------------------

            The  Portfolio's  Investment  Objective and  Principal  Investment
                   Strategies

            Main Risks of Investing in the Portfolio

            The Portfolio's Past Performance

            Fees and Expenses of the Portfolio

            About the Portfolio's Investments

            How the Portfolio is Managed

            Investing in the Portfolio
------------------------------------------------------------------------------

            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

About the Portfolio

The Portfolio's Investment Objective and Principal Investment Strategies

What Is the Portfolio's Investment Objective? The Portfolio seeks to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions.

What Does the Portfolio Invest In? The Portfolio invests mainly in common stocks, corporate bonds, U.S. government securities (including mortgage-related securities), and short-term notes. The Portfolio's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can allocate the Portfolio's investments among these different types of securities in different proportions at different times to seek the Portfolio's goal. That allocation is based on the Manager's judgment of where the best opportunities are after evaluating market and economic conditions.

      Normally, at least 25% of the Portfolio's total assets will be invested in fixed income senior securities. Otherwise, the Portfolio is not required to allocate its investments among stocks, corporate bonds, U.S. government securities and money market instruments in any fixed proportion and the relative weighting of those asset classes in the Portfolio's holdings will change over time. Therefore, the Portfolio might have some of its assets invested in each asset class or it might not invest in certain asset classes at times.

o Stocks. The Portfolio can buy a variety of domestic and foreign stocks and other equity investments, including common and preferred stocks, warrants and securities convertible into common stock. The Portfolio can buy securities of companies of different market capitalization ranges. Currently, the Portfolio invests primarily in the securities of domestic large capitalization companies.
There are limits on the Portfolio's investments in foreign securities.

o Debt Securities. The Portfolio can invest in a variety of debt securities, including securities issued or guaranteed by the U.S. government and its agencies and federally-chartered corporate entities referred to as
"instumentalities." The Portfolio can buy mortgage-related securities and collateralized mortgage obligations ("CMOs") issued or guaranteed by the U.S.
government or private issuers. It can also buy municipal securities, foreign government securities, and domestic and foreign corporate debt obligations. The
Portfolio can buy bonds rated below investment grade (these are commonly called
"junk bonds"), but currently limits these investments to not more than 5% of its assets.

o Money Market Instruments. The Portfolio can hold money market instruments, such as short-term U.S. government securities, commercial paper and bank instruments as part of its normal investment program, or for cash management purposes, or as a defensive investment when the Manager believes that the securities markets are unstable.

      The Portfolio can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Portfolio's Investments," below.

      |X| How Do the Portfolio Managers Decide What Securities to Buy or Sell?
In selecting securities for purchase or sale by the Portfolio, the portfolio managers follow an investment process that uses quantitative tools to analyze market dynamics and economic trends to help determine the allocation of the
Portfolio's investments over different asset classes. In selecting stocks for the Portfolio, the portfolio managers use a systematic and disciplined quantitative investment style. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the investment selection process includes the strategies described below:

|_|         In selecting stocks, the portfolio managers use proprietary quantitative valuation techniques, which incorporate data derived from qualitative fundamental research, to identify stocks within the
            S&P 500 Index that they consider to be temporarily undervalued by various measures. Individual stocks are selected for the Portfolio using a ranking process based on those valuation models.
|_|         The portfolio managers use both quantitative and fundamental analytical tools, including internal research and reports by other market analysts, to identify stocks within the selected
            universe that may provide growth opportunities, for example, by selecting stocks of issuers that have better earnings,
            cash flow, revenues and/or other favorable characteristics than analysts have expected.  The portfolio managers, in
            essence, seek to choose stocks having prices that are
            relatively low in relation to what they consider to be the stocks' real worth or future prospects with the expectation that these stocks will increase in value when the market
            re-evaluates the issuers.
|_|         Seeking to reduce overall risks, the portfolio managers diversify the Portfolio's equity positions by allocating investments among industries within the S&P 500 Index.

      In selecting fixed income securities for purchase or sale by the
Portfolio, the portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The portfolio managers' overall strategy is to build a broadly diversified portfolio of corporate and government bonds. The portfolio managers currently focus on the factors below (which may vary in particular cases and may change over time), looking for:

|_|   Debt securities in market sectors that offer attractive relative value.
|_|   Investment-grade securities that offer more income than U.S. treasury obligations with a good balance of risk and return.
|_|   High income potential from different types of corporate and government securities.
|_|   Broad portfolio diversification to help reduce the volatility of the
      Portfolio's share prices.

      The portfolio managers monitor individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.
Generally, the "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, on stock and fixed income investments, and generally includes appreciation from decreases in interest rates, improving credit fundamentals for a particular sector or security, and managing pre-payment risks associated with mortgage-related securities, as well as other techniques.

Who Is the Portfolio Designed For? The Portfolio's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking total investment return over the long term from a flexible portfolio investing in different asset classes, including stocks, bonds and money market instruments. Because the Portfolio invests a portion of its assets in stocks, those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that can have substantial stock investments. Since the Portfolio's income level will fluctuate, it is not designed for investors needing an assured level of current income. The Portfolio is not a complete investment program.

Main Risks of Investing in the Portfolio

      All investments carry risks to some degree. The Portfolio's investments are subject to changes in their value from a number of factors described below.
There is also the risk that poor security selection by the Manager will cause the Portfolio to underperform other funds having similar objectives.

|X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times can be great. Because the Portfolio typically has substantial investments in common stocks, the value of the Portfolio's investment holdings will be affected by changes in the stock markets. Market risk will affect the Portfolio's net asset value per share, which will fluctuate as the values of the Portfolio's investments change.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Portfolio's stock investments are primarily in
U.S. issuers, its share price will be affected by changes in U.S. stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Portfolio invests in securities of large companies but it can also buy stocks of small and medium-size companies, which may have more volatile stock prices than stocks of large companies.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry, its share values can fluctuate in response to events affecting that industry.

      |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Portfolio's income may be reduced and if the issuer fails to repay principal, the value of that security and of the Portfolio's shares may be reduced. While the Portfolio's investments in U.S. government securities are subject to little credit risk, the Portfolio's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

      |X| Interest Rate Risks. The prices of debt securities, including U.S.
government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The
Portfolio's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Portfolio's investments in debt securities.

      |X| Prepayment Risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated
(usually, when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

      The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. The Portfolio might have to reinvest the proceeds of prepaid securities in new securities offering lower yields. Additionally, the Portfolio can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose the portion of its principal investment represented by the premium the
Portfolio paid.

      If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

      |X| Special Risks of Derivative Investments. The Portfolio can use
derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, mortgage-related securities and CMOs, asset-backed securities and
"stripped" securities are examples of derivatives the Portfolio can use.

      If the issuer of the derivative does not pay the amount due, the Portfolio can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Portfolio's share price could decline or the Portfolio could get less income than expected. The
Portfolio has limits on the amounts of particular types of derivatives it can hold. However, using derivatives can cause the Portfolio to lose money on its investments and/or increase the volatility of its share prices.

      How Risky is the Portfolio Overall? The risks described above collectively form the risk profile of the Portfolio and can affect the value of the
Portfolio's investments, its investment performance and its price per share.
These risks mean that you can lose money by investing in the Portfolio. When you redeem your shares, they may be worth more or less than what you paid for them.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events. There is no assurance that the Portfolio will achieve its investment objective. In the short term, the stock markets can be volatile, and the price of the Portfolio's shares will go up and down as a result. The Portfolio's income-oriented investments may help cushion the
Portfolio's total return from changes in stock prices, but fixed-income securities have their own risks, such as the risk of default and changes in value when interest rates change. The Portfolio seeks to reduce the effects of these risks by diversifying its investments over different asset classes. The
Portfolio may be less volatile than funds that invest only in stocks but may be more volatile than funds that invest solely in investment grade bonds.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's Past Performance

The bar chart and table below show one measure of the risks of investing in the
Portfolio, by showing changes in the Portfolio's performance from year to year for the last 10 calendar years and by showing how the average annual total returns of the Portfolio's shares compared to those of broad-based market indices. The Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns (as of December 31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Charges imposed by the separate accounts that invest in the Portfolio are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return for a calendar quarter was 12.35% (4QTR98) and the lowest return for a calendar quarter was
-11.40% (3QTR02).

-------------------------------------------------------------------------------
Average Annual Total Returns
for the periods ended

December 31, 2005                1 Year          5 Years          10 Years

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Total Return Portfolio            4.78%           2.03%            4.41%
(inception 9/30/82)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

S&P 500 Index                     4.91%           0.54%           9.07%(1)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Merrill Lynch Corporate           2.52%           6.07%           6.19%(1)
Gov't Master Index

-------------------------------------------------------------------------------

1. Since 12/31/95.
The Portfolio's average annual total returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Portfolio and assume that all dividends and capital gains distributions have been reinvested in additional shares. The
Portfolio's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market and to the Merrill Lynch Corporate and Government Master Index, a broad-based index of debt securities. The indices' performance includes reinvestment of income but does not reflect transaction costs, fees or expenses. The Portfolio's investments vary from those in the indices.

The Portfolio's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Portfolio

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The Portfolio pays a variety of expenses directly for management of its assets, administration and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2005.

Shareholder Fees. The Portfolio does not charge an initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product.
Those charges and fees are not reflected in the table below.

Annual Portfolio Operating Expenses (deducted from Portfolio assets):
(% of average daily net assets)

-------------------------------------------------------------------------
Management Fees                                      0.625%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                  N/A
-------------------------------------------------------------------------
-------------------------------------------------------------------------

Other Expenses                                        0.06%

-------------------------------------------------------------------------
-------------------------------------------------------------------------

Total Annual Operating Expenses                       0.69%

-------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Portfolio pays. The
Portfolio's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. The Portfolio also receives certain credits from the Portfolio's custodian that, during the fiscal year, reduced its custodial expenses. After these credits, the actual "Other Expenses" and "Total
Annual Operating Expenses" were 0.05% and 0.68%.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the
Portfolio's operating expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows whether or not you redeem your investment at the end of each period:

-------------------------------------------------------------------------------
If shares are             1 Year        3 Years       5 Years      10 Years
redeemed:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           $71            $221          $385         $861

-------------------------------------------------------------------------------

About the Portfolio's Investments

The Portfolio's Principal Investment Policies and Risks. The allocation of the
Portfolio's investment holdings among the different investments will vary over time based upon the Manager's evaluation of economic and market trends. The
Portfolio's holdings might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Portfolio's assets in any one issuer. Also, the
Portfolio does not concentrate 25% or more of its investments in any one industry.

      |X| Stocks and Other Equity Investments. The Portfolio can invest in the equity securities of issuers that may be of small, medium or large capitalization, to seek total investment return. The Portfolio's stock investments mainly are common stocks but it can also invest in other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock. The Portfolio can buy securities issued by domestic or foreign companies. However, the Portfolio's investments in stocks are currently focused on those of U.S. issuers.

      The Portfolio's equity investments may be exchange-traded or over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalizations have a greater risk of volatility than stocks of larger companies.

      |X| Special Risks of Mid-Cap Stocks. While stocks of mid-cap companies may offer greater capital appreciation potential than investments in larger capitalization companies, they may also present greater risks. Mid-cap stocks tend to be more sensitive to changes in an issuer's earnings expectations. They tend to have lower trading volumes than large capitalization securities. As a result, they may experience more abrupt and erratic price movements. That means the Portfolio could have greater difficulty selling a security at an acceptable price, especially in periods of market volatility. These factors increase the potential for losses to the Portfolio.

      |X| Sector Focus. At times the Portfolio may increase the relative emphasis of its investments in a particular sector. The prices of stocks of issuers in a sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Portfolio increases the relative emphasis of its investments in a particular sector, its share values may fluctuate in response to events affecting that sector.

            |_| Convertible Securities. Many convertible securities are a form of debt security, but the Manager regards some of them as "equity substitutes"
because of their conversion feature. In those cases, their ratings have less impact on the Manager's investment decision than in the case of other debt securities. The Portfolio's investments in convertible securities may include securities rated as low as "B" by Moody's Investor Services, Inc. or Standard &
Poor's Rating Service or that have comparable ratings by other national rating organizations or, if they are unrated, have an equivalent rating assigned by the
Manager. Those ratings are below "investment grade" and the securities are subject to greater risk of default by the issuer than investment grade securities.

      |X| Corporate Bonds and U.S. Government Securities. The Portfolio can buy
debt securities that are rated by nationally-recognized rating organizations as well as unrated securities assigned an equivalent rating by the Manager. The
Portfolio's debt investments may be "investment grade" (that is, in the four highest rating categories of a national rating organization) or may be securities that are below investment grade (sometimes called "junk bonds"), rated as low as "B," as described above in "Convertible Securities." The
Portfolio does not invest more than 10% of its total assets in unrated debt securities.

      While the Portfolio can invest as much as 20% of its total assets in debt securities and preferred stocks rated below investment-grade, currently it does not intend to invest more than 5% of its total assets in these investments.
While the Portfolio is not required to sell a security that falls below that rating after the Portfolio buys it, the Manager will monitor the Portfolio's holdings to determine whether to sell these securities.

            |_| Special Credit Risks of Lower-Grade Securities. All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. While investment-grade securities are subject to risks of non-payment of principal and interest, in general higher-yielding, lower-grade bonds, whether rated or unrated, have greater risks of default than investment-grade securities. U.S. government securities are subject to little credit risk. Because the Portfolio can invest in securities rated below investment grade to seek high income, the Portfolio's credit risks are greater than those of Portfolios that buy only investment grade bonds.

      Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These securities may be subject to greater market fluctuations than investment grade securities. There may be less of a market for them and therefore they may be harder to value and to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds.
These risks mean that the Portfolio's net asset value per share could be reduced by declines in value of these securities, and it might not earn the income or return of principal it expects.

            |_| U.S. Government Securities. The Portfolio can invest in
securities issued or guaranteed by the U.S. Treasury or other government agencies or instrumentalities. These are referred to as "U.S. government securities" in this Prospectus. They can include CMOs and other mortgage-related securities.

o U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from more than one year to ten years when issued), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Portfolio can buy U.S. Treasury securities that have been "stripped" of the interest coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
Inflation-Protection Securities ("TIPS"). Although not rated, Treasury obligations have little credit risk but prior to maturity are subject to interest rate risk.

o Obligations of U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association ("Fannie Maes").
Others are supported only by the credit of the entity that issued them, such as
Federal Home Loan Mortgage Corporation ("Freddie Mac").

o Mortgage-Related U.S. Government Securities. The Portfolio can buy interests in pools of residential or commercial mortgages, in the form of CMOs and other
"pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S.
government agency.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Portfolio may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Portfolio's total return.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Portfolio's share prices.

      |_| Private-Issuer Mortgage-Backed Securities. The Portfolio can invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Private issuer securities are subject to the credit risks of the issuers as well as the interest rate risks and prepayment risks of CMOs, discussed above, although in some cases they may be supported by insurance or guarantees. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.

            |_| Asset-Backed Securities. The Portfolio can buy asset-backed securities, which are fractional interests in pools of loans collateralized by loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to prepayment risks, and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

      |X| Money Market Instruments and Short-Term Debt Securities. The Portfolio
can invest in a variety of short-term debt obligations having a maturity of one year or less. These include:
            |_| Money market instruments, which in general are debt obligations rated in the top two rating categories of national rating organizations (or that are unrated instruments that have equivalent ratings assigned by the Manager).
Examples include commercial paper of domestic issuers or foreign companies (if the foreign issuers have assets of $1 billion or more).
            |_| Short-term debt obligations of the U.S. government or
corporations.
            |_| Obligations of domestic or foreign banks or savings and loan associations, such as certificates of deposit and bankers' acceptances.

      The yields on shorter-term debt obligations tend to be less than on longer-term debt. Therefore, this strategy might help preserve principal but might reduce opportunities to seek growth of capital as part of the Portfolio's objective of total return. Under normal market conditions this strategy may be used as part of the Portfolio's normal investment program or for cash management or liquidity purposes. Under abnormal market conditions, the Portfolio could invest up to 100% of its assets in those instruments for defensive purposes.

      |X| Portfolio Turnover. The Portfolio may engage in active and frequent trading to try to achieve its objective. It might have a turnover rate in excess of 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Portfolio (and may reduce performance). For a contract owner, any increase in realized gains will generally not be taxable directly but may affect the owner's tax basis in the account. The Financial Highlights table at the end of this Prospectus shows the Portfolio's turnover rates during prior fiscal years.

      |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal
Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Portfolio's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940 (the
"Investment Company Act") that apply to publicly-sold mutual funds.

      Failure by the Portfolio to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Portfolio's investment decisions in a way that could reduce its performance.

      |X| Can the Portfolio's Investment Objective and Policies Change? The
Board of Directors (the "Board" or the "Directors") can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the
Portfolio's outstanding voting shares. The Portfolio's investment objective is not a fundamental policy, but will not be changed by the Board without advance notice to shareholders. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

Other Investment Strategies. To seek its objective, the Portfolio can also use the investment techniques and strategies described below. The Portfolio might not always use all of them. These techniques involve certain risks, although some are designed to help reduce overall investment or market risks.

      |X| Foreign Investing. The Portfolio can buy equity or debt securities of companies and debt securities of governments in any country, developed or underdeveloped. As a non-fundamental policy, the Portfolio cannot invest more than 10% of its total assets in foreign securities. As an exception to that restriction the Portfolio can invest up to 25% of its total assets in foreign equity or debt securities that are:

|_|   issued,  assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities,
|_|   assumed  or  guaranteed  by  domestic  issuers   (including   Eurodollar
      securities), or

|_|   issued, assumed or guaranteed by foreign issuers that have a class of securities listed for trading on The New York Stock Exchange (the
      "NYSE").

      While foreign securities offer special investment opportunities, there are also special risks, such as foreign taxation, risks of delays in settlements of securities transactions, and the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S.
dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S.
companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      Additionally, if the Portfolio invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the NYSE that day, when the Portfolio's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Portfolio's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value and may help deter those activities.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Portfolio can
purchase securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis. Between the purchase and settlement, no payment is made for the security. There is a risk of loss to the Portfolio if the value of the when-issued security declines prior to the settlement date. No income accrues to the Portfolio on a when-issued security until the Portfolio receives the security on settlement of the trade. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested.

      |X| Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.
That might make it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security and simultaneously agrees to sell it to the vendor for delivery at a future date. Delays or losses could occur if the other party to the agreement defaults or becomes insolvent. These are used primarily for cash management and liquidity purposes.

      |X| Derivative Investments. The Portfolio can use a number of different kinds of "derivative" investments, although it does not do so currently to a significant degree and is not required to use them to seek its goal. In general terms, a derivative investment is an investment contract whose value depends on
(or is derived from) the value of an underlying asset, interest rate or index.
In the broadest sense, exchange-traded options, futures contracts, forward contracts and other hedging instruments the Portfolio might use can be considered "derivative" investments. In addition to using derivatives for hedging, the Portfolio might use other derivative investments because they offer the potential for increased value.

      Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S.
and abroad may also influence the performance of derivatives. As a result of these risks, the Portfolio could realize less principal or income from the investment than expected. Certain derivative investments held by the Portfolio may be illiquid.

      |X| Credit Derivatives. The Portfolio may enter into credit default swaps, both (i) directly and (ii) indirectly in the form of a swap embedded within a structured note to protect against the risk that a debt security will default.
The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event (for example, the security fails to timely pay interest or principal), the Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap also known as "buying credit protection") or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note, also known as "selling credit protection").
Risks of credit default swaps include the cost of paying for credit protection if there are no credit events, and adverse pricing when purchasing bonds to satisfy its delivery obligation where there has been a credit event.

      |X| Zero-Coupon and "Stripped" Securities. Some of the U.S. government debt securities the Portfolio buys are zero-coupon bonds that pay no interest.
They are issued at a substantial discount from their face value. "Stripped"
securities are the separate income or principal components of a debt security.
Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities.
The Portfolio may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently. Stripped securities are particularly sensitive to changes in interest rates.

      The values of interest-only mortgage related securities are also very sensitive to prepayments of underlying mortgages. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to changes in price. The market for some of these securities may be limited, making it difficult for the Portfolio to value them or to dispose of its holdings at an acceptable price.

      |X| Hedging. The Portfolio can write exchange-traded covered call options on securities, futures and stock indices, and can buy and sell certain kinds of futures contracts and forward contracts. These are all referred to as "hedging instruments." The Portfolio does not use hedging instruments for speculative purposes, and has limits on its use of them. The Portfolio is not required to use hedging instruments in seeking its goal and currently does not use them to a significant degree.

      Options trading involves the payment of premiums and has special tax effects on the Portfolio. There are also special risks in particular hedging strategies. For example, if a covered call written by the Portfolio is exercised on an investment that has increased in value, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return.
The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

PORTFOLIO HOLDINGS. The Portfolio's holdings are included in semi-annual and annual reports that are distributed to shareholders of the Portfolio within 60 days after the close of the period for which such report is being made. The
Portfolio also discloses its portfolio holdings in its Statement of Investments on Form N-Q, which are filed with the Securities and Exchange Commission (the
"SEC") no later than 60 days after the close of the first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Portfolio are made publicly available no later than 60 days after the close of each of the Portfolio's fiscal quarter.

      A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Portfolio's
Statement of Additional Information.

How the Portfolio Is Managed

The Manager. The Manager chooses the Portfolio's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board, under an investment advisory agreement that states the
Manager's responsibilities. The agreement sets the fees the Portfolio pays to the Manager and describes the expenses that the Portfolio is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of March 31, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

      |X| Advisory Fees. Under the investment advisory agreement, the Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 0.625% of the first $600 million of average daily net assets of the Portfolio, and 0.450% of average daily net assets in excess of
$600 million. The Portfolio's management fee for its last fiscal year ended
December 31, 2005 was 0.63% of average annual net assets.

      A discussion regarding the basis for the Boards' approval of the
Portfolio's investment advisory contract is available in the Fund's Annual
Report to shareholders for the year ended December 31, 2005.

      |X| Portfolio Managers. The portfolio manager of the Portfolio's equity component is David Schmidt. He is the person primarily responsible for the day-to-day management of the Portfolio's equity investments. Mr. Schmidt has been a portfolio manager of the Portfolio since July 2003. He has been the Chief
Investment Officer since July 2003, the Deputy Chief Investment Officer from
June 2002 to June 2003 and the Director of Product Development since December
1999 to present and an analyst from August 1994 to December 1999 of Trinity
Investment Management Corporation, a wholly-owned subsidiary of the Manager's immediate parent, Oppenheimer Acquisition Corp.

Since April 2002, the Portfolio's fixed-income component has been managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord,
Geoffrey Caan and Antulio Bomfim. This portfolio management team is primarily responsible for the day-to-day management of the fixed-income component of the
Portfolio. Mr. Manioudakis has been a portfolio manager of the Portfolio and a
Senior Vice President of the Manager since April 2002. He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Mr.
Manioudakis was an executive director and portfolio manager for Miller, Anderson
& Sherrerd, a division of Morgan Stanley Investment Management from August 1993 through April 2002.

Mr. Gord has been a portfolio manager of the Portfolio and a Vice President of the Manager since April 2002. He is also a portfolio manager of other portfolios in the OppenheimerFunds complex. Mr. Gord was an executive director and a senior fixed income analyst at Miller Anderson & Sherrerd, a division of Morgan Stanley
Investment Management from April 1992 through March 2002.

Mr. Caan has been a portfolio manager of the Portfolio and a Vice President of the Manager since August 2003. He is also a portfolio manager of other portfolios in the OppenheimerFunds complex. Mr. Caan was a vice president of ABN
AMRO N.A., Inc. from June 2002 through August 2003, and a vice president of
Zurich Scudder Investments from January 1999 through June 2002.

Mr. Bomfim has been a portfolio manager of the Portfolio and a Vice President of the Manager since October 2003. He is also a portfolio manager of other portfolios in the OppenheimerFunds complex. Mr. Bomfim was a Senior Economist at the Board of Governors of the Federal Reserve System from June 1992 to October
2003.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Portfolio shares.

      |X| Possible Conflicts of Interest. The Portfolio offers its shares to separate accounts of different insurance companies as an investment for their variable annuity, variable life and other investment product contracts. While the Portfolio does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Portfolio through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

      The Portfolio's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the
Board might require one or more participating insurance company separate accounts to withdraw their investments in the Portfolio. That could force the
Portfolio to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Portfolio to a particular separate account, or could terminate the offering of the Portfolio's shares if required to do so by law or if it would be in the best interests of the shareholders of the Portfolio to do so.

Investing In The Portfolio

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Portfolio may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Portfolio directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Portfolio as an investment option for that variable life insurance policy, variable annuity or other investment product. The Portfolio reserves the right to refuse any purchase order when the Manager believes it would be in the Portfolio's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

     Risks from Excessive Purchase and Redemption  Activity.  Frequent purchases and redemptions of Portfolio shares may interfere with the Manager's  ability to manage the Portfolio's  investments,  increase the  Portfolio's  transaction and administrative  costs and/or affect the  Portfolio's  performance,  depending on various  factors,  such  as  the  size  of  the  Portfolio,  the  nature  of its investments,  the amount of Portfolio assets the portfolio  manager maintains in cash or cash  equivalents  from time to time,  and the aggregate  dollar amount, number  and  frequency  of trades.  If large  dollar  amounts  are  involved  in redemption  transactions,  the  Portfolio  might be required  to sell  portfolio securities at unfavorable times to meet redemption requests, and the Portfolio's transaction or administrative expenses might be increased.  Limits on Disruptive
Activity.  The Manager and the  Portfolio's  Board of Directors have adopted the following  policies and procedures to try to detect and prevent  frequent and/or excessive purchase and redemption activity. o The Transfer Agent will attempt to monitor the net effect on the  Portfolio's  assets from purchase and  redemption activity in the  accounts of  participating  insurance  companies.  The Transfer
Agent will seek to  identify  and deter  excessive  trading by the  contract  or policy owners who invest in the insurance  company's  accounts.  If the Transfer
Agent believes it has observed evidence of possible  excessive trading activity, it will ask the participating  insurance companies or other registered owners to review the  transaction  activity  by the  contract  or policy  holders in their respective  accounts,  and to take  appropriate  action,  and to  confirm to the
Transfer Agent that appropriate  action has been taken, to curtail any excessive trading activity.

o        The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive.

Monitoring the Policies. These policies and procedures are administered by the
Portfolio's Transfer Agent. However, the Transfer Agent presently does not have the ability to monitor trading activity of accounts held by underlying contract or policy owners within the accounts of a participating insurance company. The
Transfer Agent's ability to monitor and deter excessive short-term trading in such insurance company accounts ultimately depends on the capability and cooperation of each participating insurance company in monitoring and controlling transactional activity of contract or policy owners who own interests in the insurance company's accounts. The Portfolio has asked its participating insurance companies for their cooperation in trying to prevent excessive short term trading activity in their separate accounts by contract or policy owners or their financial advisers.

      Periodic asset allocation and re-balancing of a portion of the Portfolio shares held in accounts of contract or policy owners is generally not considered by the Transfer Agent to be "excessive trading." Participating insurance companies may have their own policies and procedures limiting trading among investments held in the accounts of their contract or policy owners. The
Transfer Agent has advised those participating insurance companies that certain types of trading activity, such as making an "exchange" out of the Portfolio within 30 days of buying shares (by the sale of the recently purchased
Portfolio's shares and the purchase of shares of another Portfolio), or making more than six "round trip exchanges" between funds in a year is considered by the Transfer Agent to be "excessive trading" activity. Participating insurance companies have been asked to monitor for and to deter such activity, but have no obligation to do so. There is no guarantee that the policies and procedures described above will be effective to enable the Portfolio's Transfer Agent to identify and deter excessive short-term trading.

      Each participating insurance company may impose its own restrictions or limitations to discourage short-term or excessive trading.

Right to Refuse Purchase Orders. The Distributor and/or the Transfer Agent may
refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.

      There can be no assurance that the Portfolio, the Transfer Agent or the
Portfolio's participating insurance companies will be successful in curbing abusive short-term or excessive trading.

Information about your investment in the Portfolio through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Portfolio's
Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Portfolio should be given to your insurance company or its servicing agent, not directly to the Portfolio or its Transfer
Agent.

At What Price Are Shares Sold? Shares are sold to participating insurance companies at their offering price, which is the net asset value per share. The
Portfolio does not impose any sales charges on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Portfolio shares are purchased, they are described in the accompanying prospectus of the participating insurance company.
Net Asset Value. The Portfolio calculates the net asset value per share as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at
4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share on a "regular business day" is determined by dividing the value of the Portfolio's net assets by the number of shares outstanding on that day. To determine net asset values, the Portfolio assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security
(in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board believes accurately reflects the fair value.

      The Board has adopted valuation procedures for the Portfolio and has delegated the day-to-day responsibility for fair value determinations to the
Manager's Valuation Committee. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Portfolio.
Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). The Portfolio uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Portfolio's securities, although it may not always be able to accurately determine such values.

      If, after the close of the principal market on which a security held by the Portfolio is traded and before the time as of which the Portfolio's net asset values are calculated that day, a significant event occurs that the
Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

      The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Portfolio's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Portfolio shares on a regular business day, provided that the Portfolio receives the order from the insurance company, generally by 9:30 a.m. Eastern time on the next regular business day at the offices of its Transfer Agent in
Colorado.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Portfolio. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Portfolio to these financial intermediaries. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Portfolio" in this
Prospectus because they are not paid by the Portfolio.

     "Financial intermediaries" are firms that offer and sell Portfolio shares to their clients, or provide shareholder services to the Portfolio, or both, and receive compensation for doing so. Your securities dealer or insurance agent, for example, is a financial intermediary, and there are other types of financial intermediaries that could receive payments relating to the sale or servicing of the Portfolio's shares. In addition to dealers and insurance agents, the financial intermediaries that may receive payments include the insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that financial intermediary, the average net assets of the Portfolio and other Oppenheimer funds attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or other financial intermediary or their representatives to recommend or offer shares of the Portfolio or other Oppenheimer funds to their customers. These payments also may give an intermediary an incentive to cooperate with the
Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Portfolio for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the
Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives'
awareness about Oppenheimer funds, including travel and lodging expenditures.
However, the Manager does not consider a financial intermediary's sale of shares of the Portfolio or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Portfolio shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Portfolio shares through the intermediary. Firms that may receive servicing fees with respect to Oppenheimer funds include insurance companies that offer variable annuity or variable life insurance products, retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Portfolio shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Portfolio or its Transfer Agent to request a redemption of Portfolio shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

      The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Portfolio's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Portfolio receives the order from the insurance company, generally by 9:30 a.m. Eastern time the next regular business day at the office of its Transfer Agent in
Colorado. The participating insurance company must receive that order before the close of the NYSE (usually 4:00 p.m. Eastern time). The Portfolio normally sends payment by Federal Funds wire to the insurance company's account the day after the Portfolio receives the order (and no later than seven days after the
Portfolio's receipt of the order). Under unusual circumstances determined by the
SEC, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends. The Portfolio intends to declare dividends from net investment income, if any, on an annual basis. The Portfolio has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

      All dividends (and any capital gains distributions) will be reinvested automatically in additional Portfolio shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains. The Portfolio may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Portfolio will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Portfolio may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Portfolio from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company, although they may affect the tax basis of certain types of distributions from those accounts.

      This information is only a summary of certain federal income tax information about an investment in Portfolio shares. You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Portfolio under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                           2005          2004           2003         2002        2001
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $1.34         $1.25         $ 1.07      $  1.29      $ 1.45
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .03 1         .03 1          .03          .04         .04
Net realized and unrealized gain (loss)                            .03           .09            .19         (.22)       (.14)
                                                                 -------------------------------------------------------------
Total from investment operations                                   .06           .12            .22         (.18)       (.10)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.03)         (.03)          (.04)        (.04)       (.06)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.37         $1.34         $ 1.25      $  1.07      $ 1.29
                                                                 =============================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                4.78%         9.47%         21.10%      (14.45)%     (6.94)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $ 261         $ 303         $  328      $   313      $  446
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                                 $ 277         $ 311         $  313      $   370      $  509
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             2.34%         2.00%          2.15%        2.79%       2.33%
Total expenses                                                    0.69%         0.66%          0.67%        0.66%       0.65%
Expenses after waivers and reduction to custodian expenses        0.68%         0.66%          0.67%        0.66%       0.65%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            149% 4        144% 4         292%         149%        108%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
      --------------------------------------------------------------------------
      Year Ended December 31, 2005            $557,799,525         $563,615,189
      Year Ended December 31, 2004             739,617,290          758,374,784

                           21 | TOTAL RETURN PORTFOLIO

INFORMATION AND SERVICES
For More Information on Total Return Portfolio
The following additional information about the Portfolio is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Portfolio's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Portfolio's investments and performance is available in the Portfolio's Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the
Portfolio's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports and the notice explaining the Portfolio's privacy policy:

------------------------------------------------------------------------------

------------------------------------------------------------------------------
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By Telephone:                 Call OppenheimerFunds Services toll-free:
                                 1.800.981.2871

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By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270

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On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com.
                              ------------------------

------------------------------------------------------------------------------

Information about the Portfolio including the Statement of Additional
Information can be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Portfolio are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Portfolio or to make any representations about the Portfolio other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Portfolio, nor a solicitation of an offer to buy shares of the Portfolio, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Company's SEC File No.:  811-3255
PR0609.001.0406  Printed on recycled paper.

                            Appendix to Prospectus of
                           Panorama Series Fund, Inc.
                             Total Return Portfolio

      Graphic material included in the Prospectus of Total Return Portfolio:
"Annual Total Returns (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Total Return Portfolio
(the "Portfolio") depicting the annual total returns of a hypothetical investment in shares of the Portfolio for each of the ten most recent calendar years. Set forth below are the relevant data points that will appear in the bar chart:

----------------------------------------------------------
Calendar Year Ended 12/31        Annual Total Return
----------------------------------------------------------
----------------------------------------------------------
1995                                   24.66%
----------------------------------------------------------
----------------------------------------------------------
1996                                   10.15%
----------------------------------------------------------
----------------------------------------------------------
1997                                   18.81%
----------------------------------------------------------
----------------------------------------------------------
1998                                   10.90%
----------------------------------------------------------
----------------------------------------------------------
1999                                   -1.54%
----------------------------------------------------------
----------------------------------------------------------
2000                                   -2.51%
----------------------------------------------------------
----------------------------------------------------------
2001                                   -6.94%
----------------------------------------------------------
----------------------------------------------------------
2002                                   -14.45%
----------------------------------------------------------
----------------------------------------------------------
2003                                   21.10%
----------------------------------------------------------
----------------------------------------------------------

2004                                    9.47%

----------------------------------------------------------
----------------------------------------------------------

2005                                    4.78%

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Panorama Series Fund, Inc.
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.888.470.0861

Statement of Additional Information dated April 30, 2006

Panorama Series Fund, Inc. is an investment company with four series, referred to as "Portfolios" in this document.  Each Portfolio is a separate mutual fund having its own objective, investments, strategies and risks.  The
Portfolios are:

|_| Government Securities Portfolio
|_| Growth Portfolio
|_| Oppenheimer International Growth Fund/VA
|_| Total Return Portfolio

------------------------------------------------------------------------------
Shares of the  Portfolios  are sold  only as the  underlying  investments  for variable  life  insurance  policies,  variable  annuity  contracts  and  other products for insurance  company  separate  accounts.  Shares are not available for sale directly to investors.
------------------------------------------------------------------------------

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Portfolios, and supplements information in the Prospectuses dated April 30, 2006, of the Portfolios. This document should be read together with the Prospectuses. You can obtain a
Prospectus by writing to the Portfolios' Transfer Agent, OppenheimerFunds
Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer
Agent at the toll-free number shown above.

Contents
                                                                            Page

About the Portfolios

Investing In the Portfolios

Financial Information About the Portfolios

A B O U T  T H E  P O R T F O L I O S

Additional Information About Investment Policies and Risks

      The investment objectives, the principal investment policies and the main risks of each Portfolio are described in the Prospectus for that Portfolio. This
Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities that the Portfolios'
investment manager, OppenheimerFunds, Inc. (the "Manager"), can select for the
Portfolios. Additional information is also provided about the strategies that each Portfolio may use to try to achieve its objective.

Investment Policies. The composition of the investment portfolio of each
Portfolio and the techniques and strategies that the Manager uses in selecting investment securities will vary over time. The Portfolios are not required to use all of the investment techniques and strategies described below at all times in seeking their goal. They may use some of the special investment techniques and strategies at some times or not at all.

      In the discussion of the investment strategies of the Portfolios below, the Portfolios are categorized according to the types of investments they primarily make. Total Return Portfolio, Growth Portfolio and Oppenheimer
International Growth Fund/VA are referred to as "Equity Portfolios," because they invest mainly or substantially in common stocks and other equity securities. Government Securities Portfolio is referred to as a "Fixed Income
Portfolio," because the main emphasis of its investment program is debt securities. However a Portfolio is referred to in general, the discussion below of particular investments and strategies indicates which Portfolios can use that investment or technique as part of their investment program. For example, some investments can be held by only some of the Portfolios and some can be held by all. Please refer to the Prospectus of a particular Portfolio for an explanation of its principal investment policies and risks.

      |X| Equity Securities. The Equity Portfolios invest in equity securities, which include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Certain equity securities may be selected for some of the Portfolios not only for their appreciation possibilities but because they may provide dividend income.

      The capitalization ranges of the issuers of equity securities that particular Portfolios invest in are discussed in the Prospectuses. Some of the
Portfolios may emphasize securities of issuers in one or more capitalization ranges, such as mid-cap and large-cap issuers. "Capitalization" refers to the market capitalization of a company, which, in general terms, is the value of a company determined by the total market value of its issued and outstanding common stock. There are no fixed dollar amounts for particular capitalization ranges, and the ranges currently used by the Portfolios may change over time as investors change their views as to what, for example, a "small-cap" company is in relation to "mid-cap" and "large-cap" as the stock market changes. Different
Portfolios may also have different definitions of what constitutes a small-, mid- or large-cap issuer.

      Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies.
Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies.
Therefore, to the degree that a Portfolio has investments in smaller capitalization companies at times of market volatility, that Portfolio's share price may fluctuate more. Those investments may be limited to the extent the
Manager believes that such investments would be inconsistent with the
Portfolio's investment objective.

         |_| Growth Companies (All Equity Portfolios). The Equity Portfolios can
invest in securities of "growth" companies. Growth companies are those companies that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage.
Growth companies may have a variety of characteristics that in the view of the portfolio manager of a Portfolio defines them as "growth" issuers.

      Growth companies may include companies that are generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the portfolio manager believes are favorable for the long term.

         |_| Preferred Stocks (All Equity Portfolios). Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which also have a negative impact on prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

         |_| Convertible Securities (All Equity Portfolios). While some
convertible securities are a form of debt security, in some cases their conversion feature (allowing conversion into the issuer's common stock) may cause a portfolio manager to regard them as "equity equivalents." In those cases, the rating assigned to the security has less impact on the portfolio manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. Convertible debt securities are subject to the credit risks and interest rate risks described below in "Debt
Securities."

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.
      To determine whether convertible securities should be regarded as "equity equivalents," the portfolio managers typically examine the following factors:
(1)      whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible securities),
         and
(3)      the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

         |_| Rights and Warrants (All Equity Portfolios). Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.
Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. A Portfolio may invest up to 5%
of its total assets in warrants or rights. That 5% limitation does not apply to warrants a Portfolio has acquired as part of units with other securities or that are attached to other securities. No more than 2% of a Portfolio's total assets may be invested in warrants that are not listed on either The New York Stock
Exchange (the "NYSE") or The American Stock Exchange.

      |X| Foreign Securities (All Equity Portfolios). Each Equity Portfolio can
invest in foreign securities, consistent with any limitations a Portfolio may have on foreign investing set forth in its Prospectus or this Statement of
Additional Information. These may include debt and equity securities issued by companies or governmental issuers in developed countries or emerging market countries. Growth Portfolio and Total Return Portfolio have non-fundamental policies, described in "Investment Restrictions," below, that limit the percentage of their assets that can be invested in foreign securities.

      The Portfolios can invest in obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. These investments are subject to some of the risks of foreign securities and do not offer the protection of Federal Deposit
Insurance Corporation insurance.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth or income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock or bond markets that do not move in a manner parallel to U.S. markets. In buying foreign securities, a Portfolio may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to use currency for speculative purposes or to hold it as an investment. Notwithstanding the foregoing, International Growth Fund/VA may invest up to 10% of its net assets in the euro for investment purposes.

      With respect to each of the Portfolios except Oppenheimer International
Growth Fund/VA, securities of foreign issuers that are represented by American
Depository Receipts (ADRs), or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purposes of a Portfolio's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Portfolios can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income a Portfolio has available for distribution. Because a portion of the Portfolio's investment income may be received in foreign currencies, the Portfolio will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore will absorb the cost of currency fluctuations. After the Portfolio has distributed income, subsequent foreign currency losses may result in the Portfolios having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

         |_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are: o reduction of income by foreign taxes; o fluctuation in value of foreign investments due to changes in currency rates, currency devaluation or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
         U.S.;
o     less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         |_| Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia,
New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The portfolio managers will consider these factors when evaluating securities in these markets, and the Portfolios currently do not expect to invest a substantial portion of their assets in emerging markets.

      |X| Debt Securities. The Portfolios can invest in debt securities to seek their objectives. Foreign debt securities are subject to the risks of foreign securities described above. In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

         |_| Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      The portfolios can buy rated and unrated debt securities. In making investments in debt securities, the portfolio managers may rely to some extent on the ratings of rating organizations or it may use their own research to evaluate a security's credit-worthiness. If a Portfolio buys unrated debt securities, to consider them part of the Portfolio's holdings of investment-grade securities, they must be judged by the Manager to be of a quality comparable to securities rated as investment grade by a rating organization.

     U.S. government  securities,  although unrated, are generally considered to be equivalent to securities in the highest rating  categories.  Investment-grade securities  are  securities  that are rated at least "Baa" by Moody's  Investors
Service,  Inc.  ("Moody's") or at least "BBB" by Standard  &  Poor's Ratings
Service  ("Standard  &  Poor's") or that have comparable  ratings by another nationally-recognized rating organization.  The Portfolios other than Government
Securities Portfolio can also buy non-investment-grade debt securities (commonly referred to as "junk bonds").

         |_| Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities after a Portfolio buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes).
However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Portfolio's net asset values will be affected by those fluctuations.

      |_| Lower-Grade Securities (All Equity Portfolios). Because lower-grade securities tend to offer higher yields than investment-grade securities, a
Portfolio might invest in lower-grade securities to seek higher income.

     "Lower-grade"  debt  securities are those rated below  "investment  grade,"
which  means they have a rating  lower than "Baa" by Moody's or lower than "BBB"
by Standard &  Poor's or similar ratings by other rating  organizations.  If they are unrated,  and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the
Portfolio's holdings of lower-grade securities.

      Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed above.

      To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

     While securities  rated "Baa" by Moody's or "BBB" by Standard &  Poor's are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics.  Definitions of the debt security ratings  categories of Moody's,  Standard & Poor's, and
Fitch,  Inc.  are  included  in  Appendix  A to  this  Statement  of  Additional
Information.

         |_| Mortgage-Related Securities (Government Securities Portfolio and
Total Return Portfolio). Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government, discussed below under "U.S. Government
Securities," have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some mortgage-related securities pay interest at rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated
maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of a Portfolio's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Portfolio paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Portfolio may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on a
Portfolio's mortgage-related securities were to decrease broadly, the sensitivity of the Portfolio's share price to interest rate changes would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

            o Collateralized Mortgage Obligations. Collateralized mortgage obligations or "CMOs," are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
(1)      pass-through certificates issued or guaranteed by Government National
         Mortgage Association (Ginnie Mae), Federal National Mortgage
         Association (Fannie Mae), or Federal Home Loan Mortgage Corporation
         (Freddie Mac),
(2)      unsecuritized mortgage loans insured by the Federal Housing
         Administration or guaranteed by the Department of Veterans' Affairs,
(3)      unsecuritized conventional mortgages,
(4)      other mortgage-related securities, or
(5)      any combination of the securities mentioned above.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate
CMOs or floating rate CMOs.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced.
Additionally, a Portfolio might have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the
Portfolio's income.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the
Portfolio's share prices.

            o Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.

            o Commercial (Privately-Issued) Mortgage Related Securities. Some
mortgage-related securities are issued by private entities. Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

            o "Stripped" Mortgage-Related Securities. These are mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. They are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only"
security or "P/O." Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, a Portfolio might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

         |_| U.S. Government Securities (All Portfolios). These are securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the
Company can invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

            o U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Other U.S. Treasury obligations the
Portfolios can buy include U. S. Treasury securities that have been "stripped"
by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

            o Obligations of U.S. Government Agencies or Instrumentalities.
These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National
Mortgage Association pass-through mortgage certificates (called "Ginnie Maes").
Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association
("Fannie Mae") obligations, Federal Home Loan Mortgage Corporation ("Freddie
Mac") obligations and Federal Home Loan Bank Obligations.

      |X| Money Market Instruments (All Portfolios). The following is a brief description of the types of the money market securities the Portfolios can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

         |_| U.S. Government Securities.  These include obligations issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities, described above.

         |_| Bank Obligations. "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the
Federal Deposit Insurance Corporation. The Portfolios can buy time deposits, certificates of deposit and bankers' acceptances. They must be:
o      obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or
o     obligations of a foreign bank with total assets of at least U.S. $1 billion.

         |_| Commercial Paper. The Portfolios can invest in commercial paper if it is rated within the top three rating categories of Standard & Poor's and
Moody's or other rating organizations. If the paper is not rated, it may be purchased if the Manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

      The Portfolios can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Portfolios.

         |_| Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts at varying rates of interest under direct arrangements between a Portfolio, as lender, and the borrower. They permit daily changes in the amounts borrowed. The
Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, a Portfolio's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      The Portfolios have no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the portfolio manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Portfolios in illiquid securities.
Currently, the Portfolios do not intend that their investments in variable amount master demand notes will exceed 5% of a Portfolio's total assets.

Other Investment Techniques and Strategies. In seeking their respective objectives, each Portfolio may from time to time use the types of investment strategies and investments described below. A Portfolio is not required to use all of these strategies at all times, and at times may not use them.

Investment in Other Investment Companies. The Portfolios can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, the Portfolios can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The
Portfolios might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds'
portfolio, at times when the Portfolio may not be able to buy those portfolio securities directly.

   Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Portfolios do not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Portfolios would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The
Portfolios do not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X| Forward Rolls (Total Return Portfolio and Government Securities
Portfolio). In a "forward roll" transaction with respect to mortgage-related securities, a Portfolio sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Portfolio in excess of the yield on the securities that have been sold.

      A Portfolio will only enter into "covered" rolls. To assure its future payment of the purchase price, the Portfolio will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Portfolio sells might decline below the price at which the Portfolio is obligated to repurchase securities.

      |X| Asset-Backed Securities (Government Securities Portfolio and Total
Return Portfolio). Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, a
Portfolio would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above.

      |X| Zero-Coupon Securities (All Portfolios). The Portfolios can buy
zero-coupon and delayed-interest securities, and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. They can include, among others, foreign debt securities and U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      A Portfolio's investment in zero-coupon securities may cause the Portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Portfolio might have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Portfolio shares.

      |X| "When-Issued" and "Delayed-Delivery" Transactions (All Portfolios).
The Portfolios can invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When these transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the portfolio manager of a Portfolio before settlement will affect the value of such securities and may cause a loss to the Portfolio. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio from the investment until it receives the security at settlement.

      A Portfolio might engage in when-issued transactions to secure what the portfolio manager considers to be an advantageous price and yield at the time the obligation is entered into. When a Portfolio enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Portfolio to lose the opportunity to obtain the security at a price and yield the portfolio manager considers to be advantageous.

      When a Portfolio engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage.
Although a Portfolio enters into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time a Portfolio makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the
Portfolio's net asset value. In a sale transaction, it records the proceeds to be received. The Portfolio will identify on its books liquid assets at least equal in value to the value of the Portfolio's purchase commitments until it pays for the investment. Growth Portfolio, Oppenheimer International Growth
Fund/VA and Total Return Portfolio anticipate that a Portfolio's commitment to purchase forward commitments will not exceed 33% of that Portfolio's total assets under normal market conditions. Government Securities Portfolio can invest in when-issued securities and forward commitments without limitation.
Under normal market conditions, Government Securities Portfolio expects to invest as much as 50% of its total assets in when-issued securities.

      When-issued and delayed-delivery transactions can be used by a Portfolio as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.
In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X| Repurchase Agreements (All Portfolios). A Portfolio can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of shares, or pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

      In a repurchase transaction, a Portfolio buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to a
Portfolio's limits on holding illiquid investments. A Portfolio will not enter into a repurchase agreement that causes more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Portfolio's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Portfolios' repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, a Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Portfolios, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X| Illiquid and Restricted Securities (All Portfolios). Under the
policies and procedures established by the Board of Directors, the Manager determines the liquidity of certain of a Portfolio's investments. To enable a
Portfolio to sell its holdings of a restricted security not registered under the
Securities Act of 1933, the Portfolio may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Portfolio with the issuer at the time the Portfolio buys the securities.
When the Portfolio must arrange registration because it wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the
Portfolio could sell it. The Portfolio would bear the risks of any downward price fluctuation during that period.

      The Portfolios may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions may make it more difficult to value them, and might limit a Portfolio's ability to dispose of the securities and might lower the amount the Portfolio could realize upon the sale.

      No Portfolio may invest more than 15% of its net assets in illiquid or restricted securities. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Portfolio's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X| Municipal Securities (Total Return Portfolio). These are debt obligations issued by the governments of states and their agencies, instrumentalities and authorities, as well as their political subdivisions
(cities towns and counties, for example), that are used to finance a variety of public and private purposes. Those purposes include financing state or local governments and financing specific public projects and facilities. The Portfolio can invest in them because the portfolio managers believe they offer attractive yields relative to the yields and risks of other debt securities, rather than to seek tax-exempt interest income for distribution to shareholders.

      |X| Floating Rate and Variable Rate Obligations (All Portfolios). The
interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S.
Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.
As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The portfolio manager of a Portfolio may determine that an unrated floating rate or variable rate obligation meets the Portfolio's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The tender may be at par value plus accrued interest, according to the terms of the obligations. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days'
notice to the holder.

      Step-coupon bonds have a coupon interest rate that changes periodically during the life of the security on predetermined dates that are set when the security is issued.

      |X| "Structured" Notes (Government Securities Portfolio and Total Return
Portfolio). "Structured" notes are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Portfolio) and the borrower issuing the note.

      The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore a Portfolio could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for a Portfolio to sell its investment at an acceptable price.

      |X| Inverse Floaters (Government Securities Portfolio and Total Return
Portfolio). "Inverse floaters" are debt obligations on which the interest rates typically fall as market rates increase and increase as market rates fall.
Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change.

      To provide investment leverage, an issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. The interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. A Portfolio might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

      Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax-exempt interest rates. As long as the yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. A Portfolio might invest in inverse floaters to seek higher yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a
"rate-lock" option.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for a Portfolio when the Portfolio has invested in inverse floaters that expose the Portfolio to the risk of short-term interest rate fluctuations. "Embedded" caps might be used to hedge a portion of a Portfolio's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the
Portfolio bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives, can be used to increase or decrease a Portfolio's exposure to changing security prices, interest rates or other factors that affect the value of securities.
However, these techniques could result in losses to a Portfolio if the portfolio manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

Loans of Portfolio Securities (All Portfolios). The Portfolios may lend portfolio securities pursuant to policies approved by the Portfolios' Board.
They may do so to try to provide income or to raise cash for liquidity purposes.
These loans are limited to not more than 25% of the value of each Portfolio's net assets.

The Portfolios have entered into a Securities Lending Agreement (the "Securities
Lending Agreement") with JPMorgan Chase Bank, N.A. ("JPMorgan Chase"). Under the
Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the collateral for such loans must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which a Portfolio is permitted to invest. To be acceptable as collateral, a bank letter of credit must obligate a bank to pay to JPMorgan Chase, as agent, amounts demanded by a Portfolio if the demand meets the terms of the letter. Both the issuing bank and terms of the letter of credit must be satisfactory to JPMorgan Chase and the Portfolio. The terms of the loans must also meet applicable tests under the Code and permit the
Portfolio to reacquire loaned securities on five business days' notice or in time to vote on any material matters. The Securities Lending Agreement may be terminated by either JPMorgan Chase or a Portfolio on 30 days' written notice.

      Pursuant to the Securities Lending Agreement, a Portfolio will receive a percentage of all annual net income (i.e., net of rebates to the borrower and certain other approved expenses) from securities lending transactions. Such net income includes earnings from the investment of any cash collateral received from a borrower and loan fees paid or payable by a borrower in connection with loans secured by collateral other than cash.

      There are some risks in connection with securities lending, including possible delays in receiving additional collateral from the borrower to secure a loan or delays in recovering the loaned securities if the borrower defaults.
JPMorgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities to a Portfolio and to be responsible for expenses relating to securities lending. Each Portfolio, however, will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested.
If that occurs, a Portfolio may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. A Portfolio may also lose money if the value of the investments purchases with cash collateral decreases.

      | Borrowing. Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
As a matter of fundamental policy, the Portfolios are authorized to borrow up to
33 1/3% of its total assets. During periods of substantial borrowings, the value of the Portfolio's assets would be reduced due to the added expense of interest on borrowed monies. A Portfolio is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the
Investment Company Act. Any such borrowing will be made only pursuant to the requirements of the Investment Company Act and will be made only to the extent that the value of each Portfolio's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Portfolio's assets, so computed, should fail to meet the 300% asset coverage requirement, the Portfolio is required, within three business days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense a Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Portfolio's assets fluctuate in value, but borrowing obligations are fixed when a Portfolio has outstanding borrowings, the net asset value per share of a Portfolio correspondingly will tend to increase and decrease more when a Portfolio's assets increase or decrease in value than would otherwise be the case.

         A Portfolio has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." A Portfolio may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to a Portfolio, as such statute, rules or regulations may be amended or interpreted from time to time.

      A Portfolio will pay interest on these loans, and that interest expense will raise the overall expenses of a Portfolio and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, a Portfolio's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, a Portfolio does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

      |X| Hedging (All Portfolios). Although the Portfolios can use certain hedging instruments and techniques, they are not obligated to use them in seeking their objectives. A Portfolio's strategy of hedging with futures and options on futures will be incidental to the Portfolio's activities in the underlying cash market. The particular hedging instruments each Portfolio can use are described below.

|_| Put and Call Options. The Portfolios can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Portfolios can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, commodities options, and options on the other types of futures described above. The Portfolios can buy and sell exchange-traded currency options and the Oppenheimer International Growth Fund/VA may also buy and sell currency options over-the-counter.

|_| Writing Covered Call Options. (All Portfolios). The Portfolios can write
(that is, sell) covered calls. If a Portfolio sells a call option, it must be covered. That means the Portfolio must own the security subject to the call while the call is outstanding, or, for certain calls on indices and currencies, the call may be covered by segregating liquid assets to enable that Portfolio to satisfy its obligations if the call is exercised. Up to 20% of each Portfolio's total assets may be subject to calls the Portfolio writes.

      When a Portfolio writes a call on a security, it receives cash (a premium). That Portfolio agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Portfolio shares the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Portfolio receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the
Portfolio would keep the cash premium and the investment.

      When a Portfolio writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Portfolio will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Portfolio would keep the cash premium.

      The Portfolios' custodian bank, or a securities depository acting for the
Custodian, will act as the Portfolios' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which a
Portfolio has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the
Portfolios enter into a closing transaction.

      When the Company writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Company will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Company writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction." The Portfolio will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the
Portfolio wrote is more or less than the price of the call the Portfolio purchases to close out the transaction. The Portfolio may realize a profit if the call expires unexercised, because the Portfolio will retain the underlying security and the premium it received when it wrote the call. If a Portfolio cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Portfolios may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. The
Portfolios may use call options on futures contracts solely for bona fide hedging purposes. To do so, at the time the call is written, the Portfolios must cover the call by segregating on its books an equivalent dollar amount of liquid assets. A Portfolio will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would a Portfolio's receipt of an exercise notice as to that future require the Portfolios to deliver a futures contract. It would simply put the Portfolio in a short futures position, which is permitted by the Portfolios' hedging policies.

            |_| Writing Put Options. (All Portfolios) The Portfolios can also sell put options on futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Portfolios will not write puts, if as a result, more than 50% of the Portfolios net assets would be required to be identified on its books to cover such options.

      If a Portfolio writes a put, the put must be covered by identifying liquid assets on its books. The premium the Portfolio receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Portfolio also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put a Portfolio has written expires unexercised, the Portfolio realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Portfolio may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Portfolio incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security a Portfolio will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as a Portfolio's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Portfolio to take delivery of the underlying security and pay the exercise price. The Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Portfolio effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Portfolio has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      A Portfolio may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Portfolio to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Portfolio will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.

      |_| Purchasing Calls and Puts. (All Portfolios) The Portfolios can
purchase calls to protect against the possibility that its investment portfolio will not participate in an anticipated rise in the securities market. When a
Portfolio buys a call (other than in a closing purchase transaction), it pays a premium. The Portfolio then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      The Portfolio benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Portfolio exercises the call. If the Portfolio does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case, the Portfolio will have paid the premium but lost the right to purchase the underlying investment.

      When a Portfolio purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on securities or futures a Portfolio owns enables the
Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Portfolio will have paid the premium but lost the right to sell the underlying investment.
However, the Portfolio may sell the put prior to its expiration. That sale may or may not be at a profit.

      A Portfolio can buy puts whether or not it holds the underlying investment in its Portfolio. Buying a put on an investment a Portfolio does not own (such as an index or future) permits the Portfolio either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When a Portfolio purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Portfolio. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

      A Portfolio may buy a call or put only if, after the purchase, the value of all call and put options held by the Portfolio will not exceed 5% of the
Portfolio's total assets.

            |_| Buying and Selling Options on Foreign Currencies. All Portfolios
can sell exchange-traded call options on foreign currencies. Government
Securities Portfolio and Oppenheimer International Growth Fund/VA can also buy exchange-traded calls on foreign currencies. Oppenheimer International Growth
Fund/VA can buy call options on currencies in the OTC markets. A Portfolio could use these calls to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the
Portfolio wants to acquire.

      If a portfolio manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls on that foreign currency. If the portfolio manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Portfolios' position. The Portfolio will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call written on a foreign currency is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      A Portfolio could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging"
strategy. In those circumstances, the Portfolio covers the option by identifying liquid assets on its books in an amount equal to the exercise price of the option.

         |_|  Futures.  The Portfolios have different policies and
limitations on the purchase and sale of futures contracts:
o     Each Portfolio can buy and sell future contracts on stock indices.
o     Each Portfolio can buy and sell futures contracts on individual stocks
               ("single stock futures").
o              Total Return Portfolio, Oppenheimer International Growth Fund/VA
               and Government Securities Portfolio may buy and sell interest rate futures contracts.
o              Each portfolio that can invest in securities denominated in foreign currency can purchase and sell futures on foreign
               currencies.
o              Total Return Portfolio, Oppenheimer International Growth Fund/VA
               and Government Securities Portfolio can buy and sell futures contracts related to financial indices.

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases, these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      No money is paid or received by a Portfolio on the purchase or sale of a future. Upon entering into a futures transaction, the Portfolio will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker"). Initial margin payments will be deposited with the
Portfolio's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on that Portfolio's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, a Portfolio may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Portfolio. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         |_| Forward Contracts (All Equity Portfolios). Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. A Portfolio can use them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Portfolio has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. A
Portfolio may also use "cross-hedging" where the Portfolio hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      A Portfolio may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Portfolio might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Portfolio could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Portfolio against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      A Portfolio could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When a portfolio manager believes that foreign currency might suffer a substantial decline against the U.S. dollar, the Portfolio could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in that foreign currency. When a portfolio manager believes that the U.S. dollar might suffer a substantial decline against a foreign currency, the Portfolio could enter into a forward contract to buy that foreign currency for a fixed dollar amount.
Alternatively, a Portfolio could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the portfolio manager believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the
U.S. dollar value of the currency in which securities of the Portfolio are denominated. That is referred to as a "cross hedge."

      A Portfolio will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the
Portfolio's commitment under forward contracts. A Portfolio will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, a Portfolio may maintain a net exposure to forward contracts in excess of the value of its portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Portfolio may purchase a call option permitting it to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the
Portfolio may purchase a put option permitting it to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the portfolio manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, the Portfolio might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Portfolio is obligated to deliver to settle the trade, the Portfolio might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce a Portfolio's performance if there are unanticipated changes in currency prices to a greater degree than if the
Portfolio had not entered into such contracts.

      At or before the maturity of a forward contract requiring a Portfolio to sell a currency, the Portfolio might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative it might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Company must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange if the Portfolio desires to resell that currency to the dealer.

         |_| Interest Rate Swap Transactions (Government Securities Portfolio).
In an interest rate swap, a Portfolio and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments.
A Portfolio can enter into swaps only on securities that it owns and will not enter into swaps with respect to more than 25% of its total assets. Also, a
Portfolio will identify on its books liquid assets (such as cash or U.S.
government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by a Portfolio under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual interest payments that the Portfolio has not yet received. The Manager will monitor the creditworthiness of counterparties to a
Portfolio's interest rate swap transactions on an ongoing basis.

      A Portfolio can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Portfolio and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.
The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

|X| Credit Derivatives (Total Return Portfolio). The Portfolio may buy and sell credit protection by entering into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note to protect against the risk that a security will default. The Portfolio may buy and sell credit protection using credit default swaps on a single security, or on a basket of securities. The Portfolio pays a fee to enter into the swap and receives a fixed payment during the life of the swap.

      The Portfolio would buy credit protection to decrease credit exposure to specific high yield issuers. If the Portfolio buys credit protection for a corporate issue, the Portfolio must own that corporate issue. However, if the
Portfolio buys credit protection for sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

      If the Portfolio buys credit protection and there is a credit event
(including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Portfolio will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Selling credit protection increases the Portfolio's credit exposure to specific high yield corporate issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If the Portfolio sells credit protection and there is a credit event the
Portfolio will pay the par amount of the bonds and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      The Portfolio will use no more than 25% of its total assets to buy credit protection. The Portfolio will limit purchases of credit protection to no more than 10% of its total assets.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Portfolio bought or sold credit protection).

         |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the
Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Portfolio's return. A Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      A Portfolio's option activities could affect its portfolio turnover rate, brokerage commissions and transaction costs. The exercise of calls written by a
Portfolio might cause the Portfolio to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Portfolio of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.
Although the decision whether to exercise a put it holds is within the
Portfolio's control, holding a put might cause that Portfolio to sell the related investments for reasons that would not exist in the absence of the put.

      A Portfolio could pay a brokerage commission each time they buy a call or put, sell a call or put, or buy or sell an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by a Portfolio is exercised on an investment that has increased in value, that Portfolio will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Portfolio's investment securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Portfolio's securities. For example, it is possible that while the Portfolio has used hedging instruments in a short hedge, the market might advance and the value of the securities held by the Portfolio might decline. If that occurred, the Portfolio would lose money on the hedging instruments and also experience a decline in the value of its investment securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of a
Portfolio's investments diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the investments being hedged and movements in the price of the hedging instruments, a Portfolio might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      A Portfolio can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Portfolio does so the market might decline. If the Portfolio then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Portfolio will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |_| Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Portfolio claims an exclusion from regulation as a commodity pool operator. The Portfolio has claimed such an exclusion from registration as a commodity pool operator under the Commodity
Exchange Act ("CEA"). The Portfolio may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Portfolio's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Portfolio's Prospectus or this Statement of Additional Information.

      Transactions in options by the Portfolios are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Portfolio (or an adviser that is an affiliate of the Portfolio's investment advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when a Portfolio purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      |X| Temporary Defensive and Interim Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Portfolios can invest in a variety of debt securities for defensive purposes. The Portfolios can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Portfolio shares, or to hold while waiting to reinvest cash received from the sale of other
portfolio securities. The Portfolios can buy: |_| obligations issued or
guaranteed by the U. S. government or its
          instrumentalities or agencies,
|_|       commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,
|_|       short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard &
          Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
|_|   certificates of deposit and bankers' acceptances of domestic and foreign banks  having total assets in excess of U.S. $1 billion,
          and
|_|   repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which each Portfolio traded its portfolio securities during its previous fiscal year.
For example, if a Portfolio sold all of its securities during the year, its portfolio turnover rate would have been 100%. Each Portfolio's turnover rate will fluctuate from year to year, and the Portfolios can have a portfolio turnover rate of 100% or more.

      Increased portfolio turnover creates higher brokerage and transaction costs for the Portfolios, which may reduce its overall performance.
Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Portfolios will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Code.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that each Portfolio has adopted to govern its investments that can be changed only by the vote of a "majority" of the Portfolio's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding
      shares are present or represented by proxy, or |_| more than 50% of the
      outstanding shares.

      The Portfolios' investment objectives are not fundamental policies, but will not be changed by the Board of Directors without advance notice to shareholders. Other policies described in the Prospectus or this Statement of
Additional Information are "fundamental" only if they are identified as such.
The Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Portfolios' most significant investment policies are described in the Prospectus.

      |X| Do the Portfolios Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of Total Return Portfolio,
Growth Portfolio, Government Securities Portfolio and Oppenheimer International
Growth Fund/VA.

|_|       A Portfolio cannot invest in "senior securities", except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the
          Company, as such statute, rules or regulations may be amended or interpreted from time to time.
|_|       Total Return Portfolio and Growth Portfolio cannot concentrate investments. That means these portfolios cannot invest 25% or more of their total assets in companies in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.
|_|       A Portfolio cannot invest in physical commodities or commodities contracts. However, a Portfolio can invest in hedging instruments permitted by any of its other investment policies, and can buy or sell options, futures, securities or other instruments backed by, or the investment return from which is linked to, changes in the price of physical commodities, commodity contracts or currencies.
|_|       A Portfolio cannot invest in real estate or in interests in real estate. However, a Portfolio can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts) if permitted by its other investment policies.
|_|       A Portfolio may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Company, as such statute, rules or regulations may be amended or interpreted from time to time.
|_|       A Portfolio cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Portfolio, as such statute, rules or regulations may be amended or interpreted from time to time.
|_|   Total Return Portfolio, Growth Portfolio and Oppenheimer International
          Growth Fund/VA cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of the Portfolio's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.
|_|       A Portfolio cannot underwrite securities of other issuers. A permitted exception is if the Portfolio is deemed to be an underwriter under the
          1933 Act in selling its investment securities.

Do the Portfolios Have Other Restrictions that are Not Fundamental Policies?

      The Portfolios have an additional restriction on their investment policies that is not fundamental, which means that it can be changed by the Board of
Directors, without obtaining approval from the Portfolio's outstanding voting securities.

|_|   Total Return Portfolio and Growth Portfolio cannot invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value, would be invested in those securities. However, a Portfolio can invest up to 25% of its total assets in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including
          Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the NYSE.

Disclosure of Portfolio Holdings. The Portfolios have adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and
Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Portfolios' investment program or enable third parties to use that information in a manner that is harmful to the
Portfolios.

o     Public Disclosure. The Portfolios' holdings are made publicly available no later than 60 days after the close of each of the
        Portfolio's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form
        N-Q, which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds'
        website at www.oppenheimerfunds.com in the "Fund Profiles"
        section. Other general information about the Fund's Portfolios'
        investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

      Until publicly disclosed, the Portfolios' holdings are proprietary, confidential business information. While recognizing the importance of providing
Portfolio shareholders with information about their Portfolios' investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the
Portfolio's holdings information could attempt to use that information to trade ahead of or against the Portfolio, which could negatively affect the prices the
Portfolios are able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Portfolios' behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Portfolios or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Portfolios' non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Portfolios' Board shall not be deemed to be "compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the
Portfolio.

A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Portfolios' complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If the
Portfolios' complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o       The third-party recipient must first submit a request for release of portfolio holdings, explaining the business reason for the request;
o       Senior officers (a Senior Vice President or above) in the Manager's
        Portfolio and Legal departments must approve the completed request for release of portfolio holdings; and
o       The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Portfolios'
        holdings confidential and agreeing not to trade directly or indirectly based on the information.

An exception may be made to provide portfolio holdings information on a more current basis to insurance company sponsors that have signed a Participation
Agreement with, and offer series of, Oppenheimer Variable Account Funds or
Panorama Series Fund, Inc. to their separate account contract holders, if such insurance companies require such portfolio holdings information for the preparation of reports to their contract holders, and have contractually undertaken to keep such information confidential. Additionally, such information may be made available to new insurance company sponsors that first sign a confidentiality agreement in connection with evaluating offering such funds under their separate accounts.

The Portfolios' complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2)
is subject to fiduciary obligations, as a member of the Portfolios' Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer
Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o       Employees of the Portfolios' Manager, Distributor and Transfer Agent who
        need to have access to such information (as determined by senior officers of such entity),
o The Portfolios' independent registered public accounting firm, o Members of the Portfolios' Board and the Board's legal counsel, o The Portfolios' custodian bank,
o A proxy voting service designated by the Portfolios' and its Board, o
Rating/ranking organizations (such as Lipper and Morningstar), o Insurance companies having separate accounts invested in Oppenheimer

        Variable Account Funds or Panorama Series Fund, Inc. (to prepare their financial statements or analysis),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and

o       Dealers, to obtain bids (price quotations if securities are not priced by the Portfolios' regular pricing services).

Portfolio holdings information of the Portfolios may be provided, under limited circumstances, to brokers and/or dealers with whom the Portfolios trade and/or entities that provide investment coverage and/or analytical information regarding the portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Portfolios, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Portfolios. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation
Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
        (purchases and sales)

o       Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Portfolios are not priced by the Portfolio's regular pricing services)
o       Dealers to obtain price quotations where the Portfolio is not identified as the owner.

Portfolio holdings information (which may include information on the Portfolios'
entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances: o Response to legal process in litigation matters, such as responses to
        subpoenas or in class action matters where the Portfolios may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o       Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o       Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Portfolio shares or their financial intermediary representatives.

The Portfolios' shareholders may, under unusual circumstances (such as a lack of liquidity in the portfolio to meet redemptions), receive redemption proceeds of their Portfolio shares paid as pro rata shares of securities held in the portfolios. In such circumstances, disclosure of the portfolio holdings may be made to such shareholders.

The Chief Compliance Officer of the Portfolios and the Manager, Distributor, and
Transfer Agent (the "CCO") shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Portfolios' Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Portfolios has been made during the preceding year pursuant to these policies. The CCO shall report to the
Portfolio's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Portfolios have entered into ongoing arrangements to make available information about the portfolio holdings. One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons Fortis Securities Nomura Securities ABG Securities Fox-Pitt,
Kelton Pacific Crest ABN AMRO Friedman, Billing, Pacific Crest
                               Ramsey                   Securities
Advest                         Fulcrum Global Partners  Pacific Growth Equities
AG Edwards                     Garp Research            Petrie Parkman
American Technology Research   George K Baum & Co.      Pictet
Auerbach Grayson               Goldman                  Piper Jaffray Inc.
Banc of America Securities     Goldman Sachs            Plexus
Barclays                       HSBC                     Prager Sealy & Co.
Baseline                       HSBC Securities Inc      Prudential Securities
Bear Stearns                   ING Barings              Ramirez & Co.
Belle Haven                    ISI Group                Raymond James
Bloomberg                      Janney Montgomery        RBC Capital Markets
BNP Paribas                    Jefferies                RBC Dain Rauscher
BS Financial Services          Jeffries & Co.           Research Direct
Buckingham Research Group      JP Morgan                Robert W. Baird
Caris & Co.                    JP Morgan Securities     Roosevelt & Cross
CIBC World Markets             JPP Eurosecurities       Russell Mellon
Citigroup                      Keefe, Bruyette & Woods  Ryan Beck & Co.
Citigroup Global Markets       Keijser Securities       Sanford C. Bernstein
Collins Stewart                Kempen & Co. USA Inc.    Scotia Capital Markets
Craig-Hallum Capital Group LLC Kepler Equities/Julius   SG Cowen & Co.
                               Baer Sec
Credit Agricole Cheuvreux      KeyBanc Capital Markets  SG Cowen Securities
N.A. Inc.
Credit Suisse First Boston     Leerink Swan             Soleil Securities Group
Daiwa Securities               Legg Mason               Standard & Poor's
Davy                           Lehman                   Stone & Youngberg
Deutsche Bank                  Lehman Brothers          SWS Group
Deutsche Bank Securities       Lipper                   Taylor Rafferty
Dresdner Kleinwort Wasserstein Loop Capital Markets     Think Equity Partners
Emmet & Co                     MainFirst Bank AG        Thomas Weisel Partners
Empirical Research             Makinson Cowell US Ltd   UBS
Enskilda Securities            Maxcor Financial         Wachovia
Essex Capital Markets          Merrill                  Wachovia Corp
Exane BNP Paribas              Merrill Lynch            Wachovia Securities
Factset                        Midwest Research         Wescott Financial
Fidelity Capital Markets       Mizuho Securities        William Blair
Fimat USA Inc.                 Morgan Stanley           Yieldbook
First Albany                   Morningstar
First Albany Corporation       Natexis Bleichroeder
Fixed Income Securities        Ned Davis Research Group

How the Portfolios Are Managed

Organization and History.  Panorama Series Fund, Inc., the investment company of which each Portfolio is a series, was organized as a Maryland corporation in August 1981.  It is referred to as the "Company" in this Statement of
Additional Information.

      | Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes of shares and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Portfolios. Shares do not have cumulative voting rights or preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      Each Portfolio currently has two classes of shares authorized. All the
Portfolios offer a class with no name designation referred to as "Non-Service shares" and the Oppenheimer International Growth Fund/VA also offers a Service
Share Class. All classes of a particular portfolio invest in the same investment portfolio. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and o votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Portfolio represents an interest in the Portfolio proportionately equal to the interest of each other share of the same class.

      Meetings of Shareholders. Although the Portfolio is not required by
Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company
Act or other applicable law. The shareholders have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under Maryland law.

      The Portfolio will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Company receives a written request to call a meeting for a specified purpose (which might include the removal of a
Director), from the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting, the Directors will call a meeting of shareholders for that specified purpose. The Company has undertaken that it will then either give the applicants access to the Portfolio's shareholder list or mail the applicants' communication to all other shareholders at the applicants'
expense.

Board of Directors and Oversight Committees. The Portfolios are governed by a
Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Portfolios' activities, review its performance, and review the actions of the Manager.

      The Board of Directors has an Audit Committee, a Review Committee and a
Governance Committee. Each committee is comprised solely of Directors who are not "interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron (Chairman),
George C. Bowen, Robert J. Malone and F. William Marshall, Jr. The Audit
Committee held 8 meetings during the Portfolios' fiscal year ended December 31,
2005. The Audit Committee furnishes the Board with recommendations regarding the selection of the Portfolios' independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit
Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Portfolios' independent
Auditors regarding the Portfolios' internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department; (iv)
reviewing certain reports from and meet periodically with the Portfolios' Chief
Compliance Officer; (v) maintaining a separate line of communication between the
Portfolios' independent Auditors and the Independent Directors; (vi) reviewing the independence of the Portfolios' independent Auditors; and (vii)
pre-approving the provision of any audit or non-audit services by the
Portfolios' independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Portfolios, the Manager and certain affiliates of the Manager.

      The Review Committee is comprised solely of Independent Directors. The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis,
Sam Freedman and Beverly L. Hamilton. The Review Committee held 6 meetings during the Portfolios' fiscal year ended December 31, 2005. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Portfolios'
transfer agent and the Manager and the services provided to the Portfolios by the transfer agent and the Manager. The Review Committee also reviews the
Portfolios' investment performance as well as the policies and procedures adopted by the Portfolios to comply with the Investment Company Act and other applicable law.

The Governance Committee is comprised solely of Independent Directors. The members of the Governance Committee are Robert J. Malone (Chairman), William
Armstrong, Beverly L. Hamilton and F. William Marshall, Jr. The Governance
Committee held 5 meetings during the Portfolios' fiscal year ended December 31,
2005. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Portfolios' governance guidelines, the adequacy of the Portfolios'
Codes of Ethics and the nomination of Directors, including Independent
Directors. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the
Governance Committee's consideration by mailing such information to the
Governance Committee in care of the Portfolios. The Governance Committee may consider such persons at such time as it meets to consider possible nominees.
The Governance Committee, however, reserves sole discretion to determine which candidates for Directors and Independent Directors it will recommend to the
Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Directors except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption
"contact us" or by mail to the Portfolios at the address below.

Directors and Officers of the Portfolios.  Except for Mr. Murphy, each of the
Directors is an Independent Director. All of the Directors are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as
"Board II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II

                                           Oppenheimer   Principal   Protected
Oppenheimer Capital Income Fund            Trust III
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund

                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Equity Fund, Inc.              Fund
Oppenheimer High Yield Fund Oppenheimer Strategic Income Fund Oppenheimer
Integrity Funds Oppenheimer Variable Account Funds Oppenheimer International
Bond Fund Panorama Series Fund, Inc.

   ----------------------------------------------------------------------------
   Oppenheimer  Limited-Term  Government
   Fund
   ----------------------------------------------------------------------------

   Oppenheimer Main Street Funds, Inc.   Centennial   California   Tax  Exempt
                                         Trust

Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust
   ------------------------------------------------------------------------------------------

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Portfolios, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Portfolios and the other
   Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

         Messrs. Bomfim, Caan, Gord, Evans, Manioudakis, Monoyios, Reinganum,
   Schmidt, Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted and Zack and
   Mss. Bloomberg and Ives, who are officers of the Portfolios, hold the same offices with one or more of the other Board II Funds. As of March 31, 2006, the Directors and officers of the Portfolios, as a group, owned of record or beneficially less than 1% of any class of shares of the Portfolios. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Directors (nor any of their immediate family members) owns securities of either the Manager or the Distributor, or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor of the Board II Funds.

         Biographical Information. The Directors and officers, their positions with the Portfolios, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
   Director's beneficial share ownership in the Portfolios and in all of the registered investment companies that the Director oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Director in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each
   Director serves for an indefinite term, or until his or her resignation, retirement, death or removal.

           Independent Directors
   ------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Name, Position(s)    Principal  Occupation(s)  During  the  Past  5    Dollar    Aggregate
                                                                                 Dollar
                                                                                 Range of

                                                                      Range of   Shares
                                                                       Shares    Beneficially
                                                                    Beneficially  Owned in

with the             Years; Other Trusteeships/Directorships Held;    Owned in       All
Portfolios, Length   Number of Portfolios in the Fund Complex           the      Supervised
of Service, Age      Currently Overseen                              Portfolios     Funds

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                                                                    As of December 31, 2005

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

William L. Chairman of the following private mortgage None Over Armstrong, banking companies: Cherry Creek Mortgage $100,000 Chairman of the Company (since
1991), Centennial State Board of Directors Mortgage Company (since 1994), and
The El since 2003, Paso Mortgage Company (since 1993); Chairman Director since
1999 of the following private companies:
Age: 68              Ambassador Media Corporation (since 1984) and
                     Broadway Ventures (since 1984); Director of
                     the following: Helmerich & Payne, Inc. (oil
                     and gas drilling/production company) (since
                     1992), Campus Crusade for Christ (since 1991)
                     and The Lynde and Harry Bradley Foundation,
                     Inc. (non-profit organization) (since 2002);
                     former Chairman of the following: Transland
                     Financial Services, Inc. (private mortgage
                     banking company) (1997-2003), Great Frontier
                     Insurance (insurance agency) (1995-2000),
                     Frontier Real Estate, Inc. (residential real
                     estate brokerage) (1994-2000) and Frontier
                     Title (title insurance agency) (1995-2000);
                     former Director of the following:
                     UNUMProvident (insurance company)
                     (1991-2004), Storage Technology Corporation
                     (computer equipment company) (1991-2003) and
                     International Family Entertainment
                     (television channel) (1992-1997); U.S.
                     Senator (January 1979-January 1991). Oversees
                     38 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert G. Avis,      Director and President of A.G. Edwards         None         Over
Director since 1996  Capital, Inc. (General Partner of private                   $100,000

Age: 74              equity funds) (until February 2001);
                     Chairman, President and Chief Executive
                     Officer of A.G. Edwards Capital, Inc. (until
                     March 2000); Director of A.G. Edwards & Sons,
                     Inc. (brokerage company) (until 2000) and
                     A.G. Edwards Trust Company (investment
                     adviser) (until 2000); Vice Chairman and
                     Director of A.G. Edwards, Inc. (until March
                     1999); Vice Chairman of A.G. Edwards & Sons,
                     Inc. (until March 1999); Chairman of A.G.
                     Edwards Trust Company (until March 1999) and
                     A.G.E. Asset Management (investment adviser)
                     (until March 1999). Oversees 38 portfolios in
                     the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
George C. Bowen,     Assistant Secretary and Director of            None         Over
Director since 2002  Centennial Asset Management Corporation                     $100,000

Age: 69              (December 1991-April 1999); President,
                     Treasurer and Director of Centennial Capital
                     Corporation (June 1989-April 1999); Chief
                     Executive Officer and Director of MultiSource
                     Services, Inc. (March 1996-April 1999); Mr.
                     Bowen held several positions with the Manager
                     and with subsidiary or affiliated companies
                     of the Manager (September 1987-April 1999).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Edward L. Cameron,   Member of The Life Guard of Mount Vernon       None         Over
Director since 2002  (George Washington historical site) (since                  $100,000
Age: 67              June 2000); Director of Genetic ID, Inc.
                     (biotech company) (March 2001-May 2002); Partner at
                     PricewaterhouseCoopers LLP (accounting firm) (July
                     1974-June 1999); Chairman of Price Waterhouse LLP Global
                     Investment Management Industry Services Group (July
                     1994-June 1998). Oversees 38 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jon S. Fossel,       Director of UNUMProvident (insurance company)  None         Over
Director since 1997  (since June 2002); Director of Northwestern                 $100,000
Age: 64              Energy Corp. (public utility corporation)
                     (since November 2004); Director of P.R.
                     Pharmaceuticals (October 1999-October 2003);
                     Director of Rocky Mountain Elk Foundation
                     (non-profit organization) (February
                     1998-February 2003); Chairman and Director
                     (until October 1996) and President and Chief
                     Executive Officer (until October 1995) of the
                     Manager; President, Chief Executive Officer
                     and Director of the following: Oppenheimer
                     Acquisition Corp. ("OAC") (parent holding
                     company of the Manager), Shareholders
                     Services, Inc. and Shareholder Financial
                     Services, Inc. (until October 1995). Oversees
                     38 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sam Freedman,        Director of Colorado Uplift (charitable        None         Over
Director since 1996  organization) (since September 1984). Mr.                   $100,000
Age: 65              Freedman held several positions with the
                     Manager and with subsidiary or affiliated companies of the
                     Manager (until October 1994). Oversees 38 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Beverly L. Hamilton, Trustee of Monterey Institute for              None         Over
Director since 2002  International Studies (educational                          $100,000
Age: 59              organization) (since February 2000); Board
                     Member of Middlebury College (educational organization)
                     (since 2005); Director of The California Endowment
                     (philanthropic organization) (since April 2002); Director
                     (February 2002-2005) and Chairman of Trustees (since 2006)
                     of the Community Hospital of Monterey Peninsula; Director
                     (October 1991-2005) and Vice Chairman (since 2006) of
                     American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company
                     (February 1991-April 2000); Member of the investment
                     committees of The Rockefeller Foundation and The University of Michigan; Advisor at Credit Suisse First Boston's Sprout
                     venture capital unit (venture capital fund) (1994-January
                     2005); Trustee of MassMutual Institutional Funds
                     (investment company) (1996-June 2004); Trustee of MML
                     Series Investment Fund (investment company) (April
                     1989-June 2004); Member of the investment committee of
                     Hartford Hospital (2000-2003); and Advisor to Unilever
                     (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert J. Malone,    Director of Jones International University     None         Over
Director since 2002  (educational organization) (since August                    $100,000
Age: 61              2005); Chairman, Chief Executive Officer and
                     Director of Steele Street State Bank (commercial banking)
                     (since August 2003); Director of Colorado UpLIFT
                     (charitable organization) (since 1986); Trustee of the
                     Gallagher Family Foundation (non-profit organization)
                     (since 2000); Former Chairman of U.S. Bank-Colorado
                     (subsidiary of U.S. Bancorp and formerly Colorado National
                     Bank) (July 1996-April 1999); Director of Commercial
                     Assets, Inc. (real estate investment trust) (1993-2000);
                     Director of Jones Knowledge, Inc. (2001-July 2004); and
                     Director of U.S. Exploration, Inc. (oil and gas
                     exploration) (1997-February 2004). Oversees 38 portfolios
                     in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

F. William Trustee of MassMutual Select Funds (formerly None Over Marshall, Jr.,
MassMutual Institutional Funds) (investment $100,000 Director since 2002 company) (since 1996) and MML Series Age: 63 Investment Fund (investment company) (since
                     1996); Trustee (since 1987) and Chairman (1994-2005) of the
                     Investment Committee of the Worcester Polytech Institute
                     (private university); President and Treasurer of the SIS
                     Funds (private charitable fund) (since January 1999);
                     Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                     (commercial bank) (January 1999-July 1999); and Executive
                     Vice President of Peoples Heritage Financial Group, Inc.
                     (commercial bank) (January 1999-July 1999). Oversees 40
                     portfolios in the OppenheimerFunds complex.*

---------------------------------------------------------------------------------------------

*  Includes two open-end investment companies: MassMutual Select Funds and MML
   Series Investment Fund. In accordance with the instructions for SEC Form
   N-1A, for purposes of this section only, MassMutual Select Funds and MML
   Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund to be
   part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Director for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an annual term, or until his resignation, retirement, death or removal. Mr. Murphy is an "Interested Director" because he is affiliated with the Manager by virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a
Director of the Portfolios with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Director of the Portfolios and the other Board II Funds (defined below) for which he is a director or trustee.

-------------------------------------------------------------------------------------------
                             Interested Director and Officer
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Name, Position(s)   Principal  Occupation(s)  During  the  Past  5   Dollar     Aggregate
                                                                                 Dollar
                                                                                Range Of

                                                                    Range of     Shares
                                                                     Shares    Beneficially
                                                                   Beneficially Owned in

Held with the       Years; Other Trusteeships/Directorships Held;   Owned in       All
Portfolios, Length  Number of Portfolios in the Fund Complex           the     Supervised
of Service, Age     Currently Overseen                             Portfolios     Funds

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                                   As of December 31, 2005

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John V. Murphy,     Chairman, Chief Executive Officer and          None        Over
President and       Director (since June 2001) and President                   $100,000
Principal           (since September 2000) of the Manager;
Executive Officer   President and director or trustee of other
since and 2001      Oppenheimer funds; President and Director of
Director since 2002 OAC and of Oppenheimer Partnership Holdings,
Age: 56             Inc. (holding company subsidiary of the
                    Manager) (since July 2001); Director of OppenheimerFunds
                    Distributor, Inc. (subsidiary of the Manager) (since
                    November 2001); Chairman and Director of Shareholder
                    Services, Inc. and of Shareholder Financial Services, Inc.
                    (transfer agent subsidiaries of the Manager) (since July
                    2001); President and Director of OppenheimerFunds Legacy
                    Program (charitable trust program established by the
                    Manager) (since July 2001); Director of the following
                    investment advisory subsidiaries of the Manager: OFI
                    Institutional Asset Management, Inc., Centennial Asset
                    Management Corporation, Trinity Investment Management
                    Corporation and Tremont Capital Management, Inc. (since
                    November 2001), HarbourView Asset Management Corporation and
                    OFI Private Investments, Inc. (since July 2001); President
                    (since November 2001) and Director (since July 2001) of
                    Oppenheimer Real Asset Management, Inc.; Executive Vice
                    President of Massachusetts Mutual Life Insurance Company
                    (OAC's parent company) (since February 1997); Director of
                    DLB Acquisition Corporation (holding company parent of
                    Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since
                    October 3, 2003); Chief Operating Officer of the Manager
                    (September 2000-June 2001); President and Trustee of MML
                    Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001);
                    Director of C.M. Life Insurance Company (September
                    1999-August 2000); President, Chief Executive Officer and
                    Director of MML Bay State Life Insurance Company (September
                    1999-August 2000); Director of Emerald Isle Bancorp and
                    Hibernia Savings Bank (wholly-owned subsidiary of Emerald
                    Isle Bancorp) (June 1989-June 1998). Oversees 87 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Messrs. Bomfim, Caan, Gord, Evans, Manioudakis, Monoyios, Reinganum, Schmidt,
Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty
Street, New York, New York 10281-1008, for Messrs. Petersen, Szilagyi,
Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado
80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

-----------------------------------------------------------------------------------------

                            Other Officers of the Portfolios

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Name, Position(s)      Principal Occupation(s) During Past 5 Years
Held with the
Portfolios, Length of
Service, Age

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Antulio Bomfim, Vice President of the Manager since October 2003; Senior Vice
President and Economist at the Board of Governors of the Federal Reserve
Portfolio Manager System (June 1992 to October 2003). A portfolio manager of 11 since 2003 portfolios in the OppenheimerFunds complex.
Age: 38

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Geoffrey Caan,         Vice  President of the Manager since August 2003;  Vice President
Vice President and     of ABN AMRO NA, Inc.  (June 2002 - August 2003);  Vice  President

Portfolio Manager      of Zurich  Scudder  Investments  (January  1999 - June  2002).  A
since 2003             portfolio  manager  of  11  portfolios  in  the  OppenheimerFunds
Age: 37                complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

George Evans,          Vice President (since October 1993) and Director of
Vice President and     International Equities (since July 2004) of the Manager.
Portfolio Manager      Formerly Vice President of HarbourView Asset Management
since 1999             Corporation (July 1994-November 2001). An officer of 2
Age: 46                portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Benjamin Gord,         Vice President of the Manager (since April 2002),  of HarbourView
Vice President and     Asset  Management  Corporation  (since  April  2002)  and  of OFI
Portfolio Manager      Institutional   Asset   Management,   Inc.  (as  of  June  2002);
since 2003             executive  director  and senior  fixed  income  analyst at Miller
Age: 43                Anderson &  Sherrerd,  a division  of Morgan  Stanley  Investment
                       Management (April 1992-March 2002). A portfolio manager
                       of 11 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Angelo Manioudakis,    Senior Vice  President  of the Manager  (since  April  2002),  of
Vice President and     HarbourView Asset Management  Corporation  (since April 2002) and
Portfolio Manager      of OFI Institutional  Asset  Management,  Inc. (since June 2002);
since 2002             Executive  Director and portfolio manager for Miller,  Anderson &
Age: 39                Sherrerd,  a division  of Morgan  Stanley  Investment  Management
                       (August 1993-April 2002). An officer of 14 portfolios in
                       the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Nikolaos D. Monoyios,  Senior Vice President of the Manager since October 2003; a
Vice President and     Certified Financial Analyst. Formerly Vice President of the
Portfolio Manager      Manager (April 1998-September 2003). An officer of 6 portfolios
since 1998             in the OppenheimerFunds complex.

Age: 56

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Dr. Marc Reinganum, Vice President of the Manager since September 2002; a
Director Vice President and of Quantitative Research and Portfolio Strategist
for Equities. Portfolio Manager Formerly the Mary Jo Vaughn Rauscher Chair in
Financial since 2003 Investments at Southern Methodist University since 1995. At
Age: 52 Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance
                       Department, President of the Faculty at the Cox School of
                       Business and member of the Board of Trustee Investment
                       Committee. An officer of 3 portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

David E. Schmidt,      Chief Investment Officer since July 2003, Deputy Chief
Vice President and     Investment Officer (June 2002-June 2003), Director of Product
Portfolio Manager      Development (December 1999-present) and an analyst (August
since 2003             1994-December 1999) of Trinity Investment Management
Age: 44                Corporation, a wholly-owned subsidiary of the Manager's
                       immediate parent, Oppenheimer Acquisition Corp.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Thomas Swaney Vice President of the Manager (since April 2006); senior Vice
President and analyst, high grade investment team (June 2002-March 2006);
Portfolio Manager senior fixed income analyst at Miller Anderson & Sherrerd, a since 2006 division of Morgan Stanley Investment Management (May 1998-May Age:
33 2002). A portfolio manager of 14 portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Mark S. Vandehey,      Senior Vice President and Chief Compliance Officer of the
Vice President and     Manager (since March 2004); Vice President of OppenheimerFunds
Chief Compliance       Distributor, Inc., Centennial Asset Management Corporation and
Officer since 2004     Shareholder Services, Inc. (since June 1983); Vice President and
Age: 55                Director of Internal Audit of the Manager (1997-February 2004).
                       An officer of 87 portfolios in the OppenheimerFunds
complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian W. Wixted,       Senior Vice President and Treasurer of the Manager (since March
Treasurer and          1999); Treasurer of the following: HarbourView Asset Management
Principal Financial &  Corporation, Shareholder Financial Services, Inc., Shareholder
Accounting Officer     Services, Inc., Oppenheimer Real Asset Management Corporation,
since 1999             and Oppenheimer Partnership Holdings, Inc. (since March 1999),
Age: 46                OFI Private Investments, Inc. (since March 2000),
                       OppenheimerFunds International Ltd. and OppenheimerFunds
                       plc (since May 2000), OFI Institutional Asset Management,
                       Inc. (since November 2000), and OppenheimerFunds Legacy
                       Program (since June 2003); Treasurer and Chief Financial
                       Officer of OFI Trust Company (trust company subsidiary of
                       the Manager) (since May 2000); Assistant Treasurer of the
                       following: OAC (since March 1999), Centennial Asset
                       Management Corporation (March 1999-October 2003) and
                       OppenheimerFunds Legacy Program (April 2000-June 2003);
                       Principal and Chief Operating Officer of Bankers Trust
                       Company-Mutual Fund Services Division (March 1995-March
                       1999). An officer of 87 portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian Petersen,        Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer    Manager/Financial Product Accounting of the Manager (November
since 2004             1998-July 2002). An officer of 87 portfolios in the
Age: 35                OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian C. Szilagyi,     Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer    Director of Financial Reporting and Compliance of First Data
since 2005             Corporation (April 2003-July 2004); Manager of Compliance of
Age: 36                Berger Financial Group LLC (May 2001-March 2003); Director of
                       Mutual Fund Operations at American Data Services, Inc.
                       (September 2000-May 2001). An officer of 87 portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Robert G. Zack,        Executive Vice President (since January 2004) and General
Vice President and     Counsel (since March 2002) of the Manager; General Counsel and
Secretary since 2001   Director of the Distributor (since December 2001); General
Age: 57                Counsel of Centennial Asset Management Corporation (since
                       December 2001); Senior Vice President and General Counsel of
                       HarbourView Asset Management Corporation (since December 2001);
                       Secretary and General Counsel of OAC (since November 2001);
                       Assistant Secretary (since September 1997) and Director (since
                       November 2001) of OppenheimerFunds International Ltd. and
                       OppenheimerFunds plc; Vice President and Director of Oppenheimer
                       Partnership Holdings, Inc. (since December 2002); Director of
                       Oppenheimer Real Asset Management, Inc. (since November 2001);
                       Senior Vice President, General Counsel and Director of
                       Shareholder Financial Services, Inc. and Shareholder Services,
                       Inc. (since December 2001); Senior Vice President, General
                       Counsel and Director of OFI Private Investments, Inc. and OFI
                       Trust Company (since November 2001); Vice President of
                       OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                       President and General Counsel of OFI Institutional Asset
                       Management, Inc. (since November 2001); Director of
                       OppenheimerFunds (Asia) Limited (since December 2003); Senior
                       Vice President (May 1985-December 2003), Acting General Counsel
                       (November 2001-February 2002) and Associate General Counsel (May
                       1981-October 2001) of the Manager; Assistant Secretary of the
                       following: Shareholder Services, Inc. (May 1985-November 2001),
                       Shareholder Financial Services, Inc. (November 1989-November
                       2001), and OppenheimerFunds International Ltd. (September
                       1997-November 2001). An officer of 87 portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Lisa I. Bloomberg,     Vice President and Associate Counsel of the Manager (since May
Assistant Secretary    2004); First Vice President (April 2001-April 2004), Associate
since 2004             General Counsel (December 2000-April 2004), Corporate Vice
Age: 38                President (May 1999-April 2001) and Assistant General Counsel
                       (May 1999-December 2000) of UBS Financial Services Inc.
                       (formerly, PaineWebber Incorporated). An officer of 87
                       portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Kathleen T. Ives,      Vice President (since June 1998) and Senior Counsel and
Assistant Secretary    Assistant Secretary (since October 2003) of the Manager; Vice
since 2001             President (since 1999) and Assistant Secretary (since October
Age: 40                2003) of the Distributor; Assistant Secretary of Centennial
                       Asset Management Corporation (since October 2003); Vice
                       President and Assistant Secretary of Shareholder Services, Inc.
                       (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                       Program and Shareholder Financial Services, Inc. (since December
                       2001); Assistant Counsel of the Manager (August 1994-October
                       2003). An officer of 87 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------

Remuneration of the Officers and Directors. The officers and the interested
Director of the Portfolios, who are affiliated with the Manager, receive no salary or fee from the Portfolios. The Independent Directors received the compensation shown below from the Portfolios for serving as a Director and member of a committee (if applicable), with respect to the Portfolios' fiscal year ended December 31, 2005. The total compensation, including accrued retirement benefits, from the Portfolios and fund complex represents compensation received for serving as a Director and member of a committee (if applicable) of the Boards of the Portfolios and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2005.

-------------------------------------------------------------------------------------

Name of Director and      Aggregate Compensation From the Portfolios(1) Fiscal year            Total Compensation From the Portfolios and Fund Complex(2)
Other Portfolio                                                                                                        Year ended
Position(s) (as                                                                                                    December 31, 2005
applicable) ended December 31, 2005

-------------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Armstrong                      $4,292                 $178,000
Chairman of the Board and
Governance Committee Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Avis                            $2,857                 $118,500
Review Committee Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George C. Bowen                           $2,857                 $118,500
Audit Committee Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward L. Cameron                         $3,279                 $136,000
Audit Committee Chairman

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jon S. Fossel                             $2,995                 $124,100
Review Committee Chairman

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sam Freedman                              $2,857                 $118,500
Review Committee Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Beverly Hamilton                        $2,626(3)                $107,175
Review Committee Member and
Governance Committee Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Malone                        $3,296(4)                $134,868
Governance Committee Chairman
and
Audit Committee Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

F. William Marshall, Jr.
Audit Committee Member and                $2,860               $169,500(5)
Governance Committee Member

---------------------------------------------------------------------------------

1. "Aggregate Compensation From the Portfolios" includes fees and deferred compensation, if any.
2. In accordance with SEC regulations, for purposes of this section only, "Fund
   Complex" includes the Oppenheimer funds, the MassMutual Institutional Funds, the MassMutual Select Funds and the MML Series Investment Fund, the
   investment adviser for which is the indirect parent company of the
   Portfolios' Manager. The Manager also serves as the Sub-Advisor to the following: MassMutual Premier International Equity Fund, MassMutual Premier
   Main Street Fund, MassMutual Premier Strategic Income Fund, MassMutual
   Premier Capital Appreciation Fund, and MassMutual Premier Global Fund. The
   Manager does not consider MassMutual Institutional Funds, MassMutual Select
   Funds and MML Series Investment Fund to be part of the OppenheimerFunds'
   "Fund Complex" as that term may be otherwise interpreted.
3. Includes $2,626 deferred by Ms. Hamilton under the "Deferred Compensation Plan"
   described below.
4. Includes $3,296 deferred by Mr. Malone under the "Deferred Compensation Plan"
   described below.
5. Includes $51,000 compensation paid to Mr. Marshall for serving as a Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X| Deferred Compensation Plan For Directors. The Board of Directors has adopted a Deferred Compensation Plan for Independent Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Portfolios. Under the plan, the compensation deferred by a
Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director.
The amount paid to the Director under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Directors' fees under the plan will not materially affect the
Portfolios' assets, liabilities or net income per share. The plan will not obligate the Portfolios to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the SEC, the Portfolios may invest in the funds selected by the Directors under the plan without shareholder approval for the limited purpose of determining the value of the Directors' deferred compensation account.

      |X| Principal Holders. As of March 31, 2006, all of the outstanding shares of Government Securities Portfolio were held by Massachusetts Mutual Life
Insurance Company, 1295 State Street, Springfield, MA 01111, for variable annuity contracts, variable life insurance policies and other investment products owned by its customers. Massachusetts Mutual Life Insurance Company also owned 57.30%, 95.24% and 98.18%, of the outstanding shares, respectively, of Oppenheimer International Growth Fund/VA, Growth Portfolio, Total Return
Portfolio. Cuna Mutual Life Insurance Company of Waverly, Iowa owned 40.92% of the outstanding shares of Oppenheimer International Growth Fund/VA.

The Manager.  OppenheimerFunds, Inc., the Manager, is wholly-owned by
Oppenheimer Acquisition Corporation, a holding company controlled by
Massachusetts Mutual Life Insurance
Company, a global diversified insurance and financial services organization.

      |X| Code of Ethics. The Company, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Portfolio's transactions. Covered persons include persons with knowledge of the investments and investment intentions of a Portfolio and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Portfolio, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      Each Company's Code of Ethics is an exhibit to the Company's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1-202-942-8090. The
Code of Ethics can also be viewed as part of the Company's registration statement on the SEC's EDGAR database at the SEC's Internet web site at
www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

|X| Portfolio Proxy Voting. The Portfolios has adopted Portfolio Proxy Voting
Policies and Procedures under which the Portfolios' vote proxies relating to securities ("portfolio proxies") held by the Portfolios. The Portfolios' primary consideration in voting portfolio proxies is the financial interests of the
Portfolios and its shareholders. The Portfolios have retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the
Portfolios' Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the
Portfolios and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures: (1)
if the proposal that gives rise to the conflict is specifically addressed in the
Guidelines, the Manager will vote the portfolio proxy in accordance with the
Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o        The Portfolios generally vote with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o        The Portfolios evaluate nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o        In general, the Portfolios oppose anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.

o        The Portfolios support shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

o The Portfolios oppose proposals to classify the board of directors. o The
Portfolios support proposals to eliminate cumulative voting. o The Portfolios oppose re-pricing of stock options without shareholder
         approval.

o        The Portfolios generally consider executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Portfolios analyze stock option plans, paying particular attention to their dilutive effect. While the Portfolios generally support management proposals, the Portfolios oppose plans it considers to be excessive.

      The Portfolios are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolios' Form N-PX filing is available (i) without charge, upon request, by calling the Portfolios toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to each Portfolio under an investment advisory agreement between the Manager and the respective Portfolio. The investment advisory agreements require the Manager, at its expense, to provide each
Portfolio with adequate office space, facilities and equipment. They also require the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for each Portfolio. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for the continuous public sale of shares of the Portfolio.

      The Portfolio pays expenses not expressly assumed by the Manager under the advisory agreement or by the Distributor under the General Distributor's
Agreement are paid by the relevant Portfolio. The advisory agreements list examples of expenses to be paid by a Portfolio. The major categories relate to interest, taxes, brokerage commissions, fees to certain Directors, legal, and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by a Portfolio to the Manager are calculated at the rates listed in the Portfolio's Prospectus, which are applied to the assets of the Portfolio as a whole. Whenever more than one class of shares is issued, the fees are allocated to each class of shares based upon the relative proportion of a Company's net assets represented by that class. The management fees paid by the Portfolios to the Manager during the Portfolio's last three fiscal years are listed below.

-------------------------------------------------------------------------------
Portfolio              Management Fees Paid to OppenheimerFunds, Inc. in the
                                        Fiscal Years Ended:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            12/31/03           12/31/04          12/31/05

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Total Return               $1,954,060         $1,946,204        $1,734,830
Portfolio

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Growth Portfolio           $1,063,482         $1,119,003        $1,033,454

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Oppenheimer                 $721,550          $1,053,887        $1,284,540
International Growth

Fund/VA
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Government                  $108,936            $96,956           $92,918
Securities Portfolio

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Total (All                 $3,848,028         $4,216,050        $4,145,742
Portfolios)

-------------------------------------------------------------------------------

      The investment advisory agreements state that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Portfolios sustain by reason of good faith errors or omissions in connection with any matters to which the agreements relate.

Portfolio Managers

Government Securities Portfolio

     The Portfolio is managed by a team of investment professionals comprised of
     Angelo Manioudakis, Benjamin J. Gord, Geoffrey Caan, Antulio Bomfim and
     Thomas Swaney (each is referred to as a "portfolio manager" and collectively they are referred to as the "portfolio managers") who are responsible for the day-to-day management of the Portfolio's investments.

Total Return Portfolio

     The Portfolio's equity component is managed by David Schmidt. Since April
     2002, the Portfolio's fixed-income component is managed by a team of investment professionals comprised of Angelo Manioudakis, Benjamin J. Gord,
     Geoffrey Caan, Antulio Bomfim and Thomas Swaney (together with David
     Schmidt, each is referred to as a "portfolio manager" and collectively they are referred to as the "portfolio managers") who are responsible for the day-to-day management of the Portfolio's investments.

International Growth Fund/VA

       International Growth Fund/VA is managed by George R. Evans (referred to as the "portfolio manager"). He is the person responsible for the day-to-day management of the Portfolio's investments.

Growth Portfolio
     The Portfolio is co-managed by Nikolaos Monoyios and Marc Reinganum (each is referred to as a "portfolio manager" and collectively they are referred to as the "portfolio managers") who are responsible for the day-to-day management of the Portfolio's investments.

     Other Accounts Managed. In addition to managing each Portfolios'
investments, several portfolio managers also manage other investment portfolios and accounts, on behalf of the Manager or its affiliates. The following table provides information, as of December 31, 2005, regarding the other portfolios and accounts managed by a portfolio manager. No account has a performance-based advisory fee:

   Portfolio       Registered Total      Other        Total    Other    Total
                                                    Assets in
                              Assets in               Other             Assets
                              Registered Pooled      Pooled             in Other
                   Investment Investment Investment Investment          Accounts
                   Companies  Companies  Vehicles   Vehicles   Accounts Managed

   Manager         Managed  Managed(1)  Managed  Managed(1)  Managed   (1,2)

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   George Evans       4     $2,388.04    None       None      None     None

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Nikolaos           10    $23,224.7      1        $22.9     None     None

   Monoyios
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Marc Reinganum     7     $16,423.7    None       None      None     None

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   David Schmidt     None      None        3        $5.5       357   $3,694.9

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Angelo             17     $9,080.3      6       $194.8       1      $39.5

   Manioudakis
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Benjamin J.        14     $8,568.9      6       $194.8       1      $39.5

   Gord
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Geoffrey Caan      14     $8,568.9      6       $194.8       1      $39.5

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Antulio Bomfim     14     $8,568.9      6       $194.8       1      $39.5

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Thomas Swaney      14     $8,568.9      6       $194.8       1      $39.5

   ----------------------------------------------------------------------------

      In millions.
   2     Does not
         include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

  As indicated above, some of the portfolio  managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the  interests  of  the  Portfolios.  That  may  occur  whether  the  investment strategies  of the other funds or accounts are the same as, or  different  from, the Portfolios' investment objectives and strategies. For example, the portfolio manager may need to allocate investment  opportunities between the Portfolio and another fund or account having similar objectives or strategies,  or he may need to execute  transactions  for another fund or account that could have a negative impact  on the  value of  securities  held by the  Portfolio.  Not all funds and accounts  advised by the Manager have the same management fee. If the management fee  structure  of another fund or account is more  advantageous  to the Manager than the fee structure of the Portfolio,  the Manager could have an incentive to favor the other fund or account.  However, the Manager's  compliance  procedures and Code of Ethics recognize the Manager's fiduciary  obligation to treat all of its clients, including the Portfolio,  fairly and equitably, and are designed to preclude the  portfolio  manager from  favoring one client over  another.  It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times,  the Portfolio's  portfolio managers  may manage  other funds or accounts  with  investment  objectives  and strategies  similar to those of the  Portfolio,  or may manage funds or accounts with  investment  objectives and strategies that are different from those of the
Portfolios.

     |X|  Compensation  of the Portfolio  Managers.  The  Portfolios'  Portfolio
Managers are employed and compensated by the Manager,  not the  Portfolios.  The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward creating  shareholder value. As of December 31, 2005, each
Portfolio Managers' compensation consisted principally of three elements: a base salary,  an  annual  discretionary  bonus  and  eligibility  to  participate  in long-term  awards of  options  and  appreciation  rights in regard to the common stock of the Manager's  holding company parent.  Senior  portfolio  managers may also be eligible to participate in the Manager's deferred compensation plan.

     To help the Manager  attract and retain  talent,  the base pay component of each  portfolio  manager is reviewed  regularly  to ensure that it reflects  the performance of the  individual,  is  commensurate  with the  requirements of the particular  portfolio,  reflects  any  specific  competence  or specialty of the individual  manager,  and is competitive  with other comparable  positions.  The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors,  including  management  quality  (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of a Portfolio's  portfolio  assets or its of investment  Shares performance.  Beneficia  However,  each Owned  portfolio in the  managers'  Fund compensation  is  based  on the  performance  of a  tracking  portfolio  that is substantially  similar to the  Portfolio or  Portfolios  that he or she manages, measured  against an appropriate  Lipper benchmark  selected by management.  The
Manager has a number of procedures in place to ensure that portfolio managers do not allocate securities to those portfolios in an inequitable manner,  including monitoring and dispersion analysis.  The compensation structure of certain other
funds  and  accounts  managed  by  the  Portfolio   Managers  differs  from  the
compensation  structure of the  Portfolios,  described  above.  A portion of the
Portfolio Managers' compensation with regard to other portfolios may be based on the performance of those portfolios compared to a particular benchmark.

   Ownership of Portfolio Shares. As of December 31, 2005, the portfolio managers beneficially owned shares of the Portfolios as follows:

      Portfolio                                 Range of Shares Beneficially
       Manager                                  Owned in the Fund

      George Evans                               $100,001-$500,000

Brokerage Policies of the Portfolios

Brokerage Provisions of the Investment Advisory Agreements. One of the duties of the Manager under the investment advisory agreements is to arrange the portfolio transactions for the Portfolios. The advisory agreements contain provisions relating to the employment of broker-dealers to effect the Portfolios'
transactions. The Manager is authorized by the advisory agreements to employ broker-dealers, including "affiliated" brokers, as that term is defined in the
Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Portfolios to obtain, at reasonable expense, the "best execution" of the Portfolios' portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Portfolios as established by its Board of
Directors.

      Under the investment advisory agreements, in choosing brokers to execute portfolio transactions for the Portfolios, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Portfolios. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Portfolios subject to the provisions of the investment advisory agreements and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      For the Equity Portfolios, transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, a Portfolio may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, a Portfolio ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates

      For the Fixed-Income Portfolios, most securities purchases made by a
Portfolio are in principal transactions at net prices. A Portfolio usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, a Portfolio does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. In an option transaction, the Portfolio ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Portfolios. Those other accounts may purchase or sell the same securities as a Portfolio at the same time as a Portfolio, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the funds' shares by
(1) directing to that broker or dealer any of the funds' portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the funds' portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the funds' brokerage for the purpose of rewarding broker-dealers for selling the funds' shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Portfolios'
Board of Directors has approved those procedures) that permit the Portfolios to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Portfolios, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Portfolios' transactions from taking into account a broker's or dealer's promotion or sales of the Portfolios shares when allocating the Portfolios' transactions, and (2) the Portfolios, the Manager and the
Distributor from entering into agreements or understandings under which the
Manager directs or is expected to direct the Portfolios' brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Portfolios' shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Portfolios and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Directors may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Directors may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the
Portfolios' portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal years ended December 31, 2003, 2004 and 2005, the
Portfolios paid the total brokerage commissions indicated in the chart below:

-------------------------------------------------------------------------------
  Total Brokerage Commissions Paid by the Portfolios During the Fiscal Years

                                     Ended:*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Portfolio                        12/31/03         12/31/04        12/31/05

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Growth Portfolio                 $277,381         $346,984        $337,682

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Total Return Portfolio           $780,963         $784,911        $583,763

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Oppenheimer International

Growth Fund/VA                   $208,237         $116,393        $157,563

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Government Securities             $1,718           $2,666            N/A
Portfolio

-------------------------------------------------------------------------------

* Amounts do not include spreads or concessions on principal transactions on a net trade basis.

1. During the fiscal year ended December 31, 2005, the Portfolios paid the following amounts in commissions to firms that provide brokerage and research services to the Portfolios with respect to the aggregate portfolio transactions indicated. All such transactions were on a "best execution"
   basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

-------------------------------------------------------------------------------

Portfolio                      Commissions Paid to    Aggregate Transactions
                               Firms that Provided    by Firms that Provided
                                    Research                 Research

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Growth Portfolio                   $98,410,471                $57,637

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Total Return Portfolio             $56,641,325                $72,570

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Oppenheimer International

Growth Fund/VA                    $142,284,347               $149,062

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Government Securities                  N/A                      N/A
Portfolio

-------------------------------------------------------------------------------

Distribution and Service Plans (Service Shares Only)

    Under its General Distributor's Agreements with the Portfolios,
OppenheimerFunds Distributor, Inc. will only act as the principal underwriter of the International Growth Fund/VA's Service shares.

      Oppenheimer International Growth Fund/VA has adopted a Distribution and
Service Plan (the "Plan") for its Service shares under Rule 12b-1 of the
Investment Company Act, pursuant to which Oppenheimer International Growth
Fund/VA will make payments to the Distributor in connection with the distribution and/or servicing of Service shares. The plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Portfolio under the plan during the period for which the fee is paid. The Distributor will pay insurance company separate account sponsors and other entities that offer and/or provide services to Service shares, as described in the Prospectus. The
Plan has been approved by a vote of (i) the Board of Directors of the Company, including a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the Manager as the then-sole initial holder of such shares.

      Under the Plan, Oppenheimer International Growth Fund/VA currently uses the fees it receives to pay insurance company separate account sponsors or their affiliates (each is referred to as a "Recipient") for personal services and account maintenance services they provide for their customers who hold Service shares. The services include, among others, answering customer inquiries about the Oppenheimer International Growth Fund/VA, assisting in establishing and maintaining accounts in the Oppenheimer International Growth Fund/VA and providing other services at the request of the Oppenheimer International Growth
Fund/VA.

      Under the Plan, no payment will be made to any Recipient in any quarter if the aggregate net assets of an Oppenheimer International Growth Fund/VA's
Service shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Company's Independent Directors. The Plan provides for a fee of 0.25% of average annual net assets and set no minimum amount.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Company's Board of Directors and its Independent Directors
by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding Service shares. For purposes of voting with respect to the Plans, Account owners are considered to be shareholders of a Portfolio's shares. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by Account owners of the class affected by the amendment. All material amendments must be approved by the Board and a majority of the Independent
Directors.

      While the plans are in effect and Service shares are outstanding, the
Treasurer of the Company shall provide separate written reports to the Company's
Board of Directors at least quarterly for its review. The report shall detail the amount of payments made pursuant to each Plan and the purpose for which the payments were made. These reports are subject to the review and approval of the
Independent Directors.

      During calendar year 2005, Oppenheimer International Growth Fund/VA paid
$33,995 to the Distributor under its 12b-1 Plan for Service shares. The
Distributor retained no portion of that amount. Service shares were not issued during calendar year 2005 for Growth Portfolio, Total Return Portfolio and
Government Securities Portfolio.

Payments to Portfolio Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from Oppenheimer International Growth Fund/VA in the form of 12b-1 plan payments as described in the preceding section of this SAI. Additionally, the Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of Oppenheimer International Growth Fund/VA and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers, dealers or insurance agents who sell and/or hold shares of a Oppenheimer International Growth Fund/VA, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of Oppenheimer International
Growth Fund/VA's Service Shares and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o        Payments made by Oppenheimer International Growth Fund/VA, or by an investor buying or selling shares of Oppenheimer International Growth
         Fund/VA may include:

o             ongoing asset-based payments attributable to the Service Shares, including fees payable under Oppenheimer International Growth
              Fund/VA's distribution and/or service plan adopted under Rule
              12b-1 under the Investment Company Act, which are paid from
              Oppenheimer International Growth Fund/VA's assets and allocated to the class of shares to which the plan relates (see "About the
              Funds--Distribution and Service Plans" above);
o             shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, which are paid from the assets of Oppenheimer International Growth Fund/VA as
              reimbursement to the Manager or Distributor for expenses they incur on behalf of Oppenheimer International Growth Fund/VA.

o        Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by Oppenheimer International Growth
         Fund/VA. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by Oppenheimer
         International Growth Fund/VA listed above.

o             These types of payments may reflect compensation for marketing support, support provided in offering Oppenheimer International
              Growth Fund/VA or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;
o             The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of Oppenheimer International
Growth Fund/VA or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of Oppenheimer
International Growth Fund/VA or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend
Oppenheimer International Growth Fund/VA or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in Oppenheimer
International Growth Fund/VA's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from
Oppenheimer International Growth Fund/VA, the Manager or the Distributor and any
services it provides, as well as the fees and commissions it charges.

      Although dealers that sell Oppenheimer International Growth Fund/VA shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by Oppenheimer International Growth
Fund/VA or other Oppenheimer funds, a broker or dealer's sales of shares of
Oppenheimer International Growth Fund/VA or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for Oppenheimer International Growth Fund/VA or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o        transactional support, one-time charges for setting up access for
         Oppenheimer International Growth Fund/VA or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o        program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o        placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network) Wells Fargo Investments, LLC

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Portfolios

Explanation of Performance Terminology. The Portfolios use a variety of terms to illustrate their investment performance. Those terms include "standardized yield" and "dividend yield" for the Government Securities Portfolio and "average annual total return" and "cumulative total return" for all Portfolios. An explanation of how yields and total returns are calculated is set forth below.
The charts below show the performance of the Portfolios as of the most recent fiscal year end. You can obtain current performance information by calling the
Transfer Agent at 1.800.981.2871 or by visiting the Oppenheimerfunds Internet website at www.oppenheimerfunds.com.

      The illustrations of performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by a
Portfolio of its performance data must include the average annual total returns for the Portfolio. Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Performance information for Service shares is not shown for the following
Portfolios since they were not offered prior to December 31, 2005: Total Return
Portfolio, Growth Portfolio and Government Securities Portfolio. Because Service
shares are subject to an additional fee, the performance is expected to be lower for any given period.

      The Portfolios are not sold directly to members of the public but are available only as the underlying investments for variable annuities, variable life insurance policies and other investment products through separate investment accounts of different insurance companies that may impose charges and fees. A Portfolio's investment results, when shown alone, do not deduct those charges and fees. If those fees and charges were included, the Portfolio's performance results would be less.

      Use of standardized performance calculations enables an investor to compare a Portfolio's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using a
Portfolio's performance information as a basis for comparison with other investments:

      |_| Yields and total returns measure the performance of a hypothetical account in the Portfolio over various periods and do not show the performance of each investor's account under their respective annuity contract, variable life insurance policy or other product. Your account's performance will vary from the model performance data also if you bought or sold shares during the period, or you bought your shares at a different time and price than the shares used in the model.

      |_| An investment in a Portfolio is not insured by the FDIC or any other government agency.

      |_| The principal value of a Portfolio's shares, and its yields and/or total returns are not guaranteed and normally will fluctuate on a daily basis.

      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.

      |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.
      |X| Yields. The Government Securities Portfolio uses a variety of different yields to illustrate its current returns.

         |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a stated 30-day period. It is not based on actual distributions paid by the Portfolio in the 30-day period, but is a hypothetical yield based upon the net investment income from the Portfolio's investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

       Standardized Yield = 2[(a-b     6
                               --- + 1) - 1]
                               cd

      The symbols above represent the following factors:

      a = dividends and interest earned during the 30-day period.
      b = expenses accrued for the period (net of any expense assumptions).
      c = the average daily number of shares outstanding during the 30-day period that were entitled to receive dividends.
      d = the maximum offering price per share on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period.

         |_| Dividend Yield. The Government Securities Portfolio may quote a
"dividend yield" for its shares. Dividend yield is based on the dividends paid during the actual dividend period. To calculate dividend yield, the dividends declared during a stated period are added together, and the sum is multiplied by
12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

  -----------------------------------------------------------------------------

                  Yields for the 30-Day Period Ended 12/31/05

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
          Portfolio            Standardized Yield          Dividend Yield
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Government Securities               4.01%                    3.48%
  Portfolio

  -----------------------------------------------------------------------------

      |X| Total Return Information. There are different types of "total returns"
to measure a Portfolio's performance. Total return is the change in value of a hypothetical investment in the Portfolio over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. Each Portfolio uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      |_| Average Annual Total Return. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                            1/n
                        ERV
                        ---     - 1 = Average Annual Total Return
                         P

      |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                        ERV-P
                        ----- = Total Return
                          P

                 Total Returns for the Periods Ended 12/31/05

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Portfolio                 Cumulative         Average Annual Total Returns
                          Total Returns
                          (10 years or
                          life-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                           1-Year       5-Year       10-Year
                                                          (or          (or
                                                     life-of-class)life-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Growth Portfolio(1)          46.14%        6.41%         1.31%        3.87%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Return Portfolio(2)    54.04%        4.78%         2.03%        4.41%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Government Securities        69.49%        1.48%         5.06%        5.42%

Portfolio(3)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer                  117.44%       14.06%        1.78%        8.08%
International Growth

Fund/VA(4)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer                  30.93%        14.95%        5.80%         N/A
International Growth

Fund/VA Service Shares(5)
--------------------------------------------------------------------------------
1. Inception: 1/21/82. 2. Inception: 9/30/82. 3. Inception: 5/13/92. 4.
Inception: 5/13/92. 5. Inception: 3/19/01.

Other Performance Comparisons. Each Portfolio compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. A Portfolio may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X| Lipper Rankings. From time to time a Portfolio may publish the ranking of the performance of its shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Portfolios, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of Portfolios in particular categories.

      |X| Morningstar Ratings. From time to time a Portfolio may publish the star rating of the performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM) based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      A Portfolio may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star ratings. Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that 94% of funds in the same category performed better than it did.

      |X| Performance Rankings and Comparisons by Other Entities and
Publications. From time to time a Portfolio may include in its advertisements and sales literature performance information about the Portfolio cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Portfolio's shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on a Portfolio's shares to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, a
Portfolio's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, a portfolio may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

I N V E S T I N G  I N  T H E  P O R T F O L I O S

How To Buy and Sell Shares

      Insurance companies that hold shares of the Portfolios in their separate accounts for the benefit of their customers' variable annuities, variable life insurance policies and other investment products are the record holders and the owners of shares of beneficial interest in the Portfolios. The right of those customers of the insurance companies to give directions to the insurance company for the purchase or redemption of shares is determined under the contract between the customer and the insurance company. The insurance companies, and not their customers are "shareholders" of the Portfolios. The rights of those insurance companies as record holders and owners of shares of a Portfolio are different from the rights of their customers. These customers are indirect owners for all purposes except for those rights reserved by insurance companies in the insurance contract, or as permitted by the SEC. The term "shareholder" in this Statement of Additional Information refers to the indirect or underlying owner of shares held in the account, and not to the insurance companies.

      The sale of shares of the Portfolios is currently limited to Accounts as explained on the cover page of this SAI and the Prospectus. Such shares are sold at their respective offering prices (net asset values without sales charges) and redeemed at their respective net asset values as described in the Prospectus.
The Company reserves the right to limit the types of separate accounts that may invest in any Portfolio.

|X| Allocation of Expenses. Each Portfolio pays expenses related to its daily operations, such as custodian bank fees, certain Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of each
Portfolio's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      For each Portfolio that has more than one class of shares outstanding, the methodology for calculating the net asset value, dividends and distributions of the Portfolio's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of a
Portfolio's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset value per share of each Portfolio is determined as of the close of business of the NYSE on each day the NYSE is open. The calculation is done by dividing the value of a Portfolio's net assets by the number of shares outstanding. The NYSE normally closes at 4:00
p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before or after a U.S. holiday).
All references to time in this Statement of Additional Information mean "Eastern time". The NYSE's most recent annual announcement (which is subject to change)
states that it will close New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after
4:00 p.m., on a regular business day. Because the Portfolio's net asset values will not be calculated on those days, the Portfolio's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in a
Portfolio's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting.

      |X| Securities Valuation. The Company's Board of Directors has established procedures for the valuation of each Portfolio's securities. In general those procedures are as follows:

o      Equity securities traded on a U.S. securities exchange or on NASDAQ(R)
are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, on that day, or

(2)            if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid"
               and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways: (1) at the last sale price available to the pricing service approved by the
               Board of Directors, or
(2)            at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date,
               or
(3)            at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Board of Directors or obtained by the
Manager from two active market makers in the security on the basis of reasonable inquiry.
o The following securities are valued at the mean between the "bid" and "asked"
prices determined by a pricing service approved by the Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)            debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)            non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a
               maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)            debt instruments held by a money market fund that have a
               remaining maturity of 397 days or less.
o Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      A bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, as determined by a pricing service approved by the Board of Directors or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing
"bid" and "asked" prices on the principal exchange or on NASDAQ(R) on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R) on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When a Portfolio writes an option, an amount equal to the premium received is included in the Portfolio's Statement of Assets and Liabilities as an asset.
An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option.
In determining the Portfolio's gain on investments, if a call or put written by the Portfolio is exercised, the proceeds are increased by the premium received.
If a call or put written by the Portfolio expires, the Portfolio has a gain in the amount of the premium. If the Portfolio enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Portfolio exercises a put it holds, the amount the Portfolio receives on its sale of the underlying investment is reduced by the amount of premium paid by the Portfolio.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Portfolios have no fixed dividend and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a Portfolio will vary from time to time depending on market conditions, the composition of the
Portfolio's investment portfolio, and expenses borne by the Portfolio or borne separately by a class (if more than one class of shares is outstanding).
Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. Dividends on Service shares are expected to be lower because of the additional expenses for those shares. Dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Taxes. Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to qualify as a "regulated investment company"
under the provisions of Subchapter M of the Code. As a regulated investment company, each Portfolio is required to distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions). To qualify for treatment as a regulated investment company, a Portfolio must meet certain income source, asset diversification and income distribution requirements. If each Portfolio qualifies as a "regulated investment company" and complies with the relevant provisions of the Code, each Portfolio will be relieved of federal income tax on the part of its net ordinary income and realized net capital gain which it distributes to the separate accounts. If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains. Furthermore, distributions to its shareholders will constitute ordinary dividend income to the extent of such Portfolios' available earnings and profits, and insurance policy and product holders could be subject to current tax on distributions received with respect to Portfolio shares.

Each Portfolio supports variable life insurance, variable annuity contracts and other insurance company separate accounts and therefore must, and intends to, comply with the diversification requirements imposed by section 817(h) of the
Code and the regulations hereunder. These requirements place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the issuer) and are in addition to the diversification requirements applicable to such Portfolio's status as a regulated investment company. For these purposes, each U.S.
Government agency or instrumentality is treated as a separate issuer, while a particular foreign government and its agencies, instrumentalities, and political subdivisions are all considered the same issuer.

Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% federal excise tax. However, the excise tax does not apply to a Portfolio whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. The Portfolios intend to qualify for this exemption or to make distributions in accordance with the calendar year distribution requirements and therefore do not expect to be subject to this excise tax.

Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 30% or more. The United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax
(generally 10-15%) or to certain exemptions from tax. Each Portfolio will operate so as to qualify for such reduced tax rates or tax exemptions whenever possible. While insurance policy and product holders will bear the cost of any foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for taxes paid by the Portfolio.

The Portfolios that may invest in foreign securities, may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least
75% of the its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment return of a Portfolio making such investments. The owners of variable annuities, variable life insurance products and other insurance company separate accounts investing in such
Portfolio would effectively bear the cost of these taxes and interest charges.
In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs that could reduce taxes and interest charges payable by the Portfolio. However, no assurance can be given that such elections can or will be made.

This is a general and abbreviated summary of the applicable provisions of the
Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service. For further information, consult the prospectus and/or statement of additional information for your particular insurance product, as well as your own tax advisor.

Additional Information About the Portfolios

The Transfer Agent. OppenheimerFunds Services, the Company's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Company's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.

Investors under variable annuity contacts, variable life insurance policies and other investment products offered by the insurance companies that offer shares of the Portfolios as investments for those products should direct questions about their accounts to the servicing agent for their insurance company, because
OppenheimerFunds Services does not maintain the records for those annuities, policies or other products.

The Custodian Bank. JPMorgan Chase Bank is the custodian for the Portfolios'
assets. The custodian's responsibilities include safeguarding and controlling the Portfolios' securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Portfolios. It is the practice of the Portfolios to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Portfolios' cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

     Independent  Registered Public  Accounting Firm.  Deloitte & Touche LLP
serves as the independent  registered  public accounting firm of the Portfolios.
They audit the Portfolios'  financial statements and perform other related audit services. They also act as independent registered public accounting firm for the
Manager and for certain other funds  advised by the Manager and its  affiliates.
Audit and non-audit  services provided to the Portfolios must be pre-approved by the Audit Committee. Non-audit services provided by Deloitte & Touche LLP to the Manager and certain related companies must also be pre-approved by the Audit
Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF GOVERNMENT SECURITIES PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of
Government Securities Portfolio, a series of Panorama Series Fund, Inc., including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Government Securities Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
-------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006

                      23 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.0%
--------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan
Pass-Through Certificates, Series
2002-HE7, Cl. A2B, 4.559%, 11/25/35 1            $      40,000    $      40,025
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile Mtg.-Backed
Nts., Series 2004-2, Cl. A3, 3.58%,
1/15/09                                                 80,000           78,533
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                   6,156            6,138
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                  14,996           14,919
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 1                                       30,000           30,000
Series 2005-17, Cl. 1AF1,
4.58%, 12/27/35 1                                       50,000           49,998
Series 2005-17, Cl. 1AF2,
5.363%, 12/27/35 1                                      20,000           20,005
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2004-B, Cl. A2, 2.48%, 2/8/07                     1,711            1,711
Series 2005-A, Cl. A2, 3.17%, 9/8/07                    56,158           55,993
Series 2005-B, Cl. A2, 3.75%, 12/8/07                   64,033           63,884
--------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity
Asset-Backed Security, Series 2004-3,
Cl. AF2, 3.80%, 7/25/34 1                               70,000           69,722
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-
Backed Certificates, Home Equity
Receivables, Series 2005-FF10, Cl. A3,
4.589%, 11/25/35 1                                     110,000          110,068
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                  60,000           59,279
Series 2005-B, Cl. A2, 3.78%, 9/15/07                   51,088           50,981
--------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 4.63%,
1/20/35 1                                               54,506           54,544
--------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg
Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%,
8/25/35 1                                               85,277           85,397
Series 2005-4, Cl. 2A1B, 5.17%,
10/25/35                                                54,005           54,039
Series 2005-10, Cl. 2A3B, 5.55%,
12/25/06                                                50,000           49,992

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust, Home Equity Pass-Through
Certificates:
Series 2005-1, Cl. AF2, 3.914%,
5/25/35 1                                        $      20,000    $      19,725
Series 2005-2, Cl. AF2, 4.415%,
4/25/35 1                                               30,000           29,706
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                 30,000           30,000
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Home Equity Obligations, Series
2003-25XS, Cl. A4, 4.51%, 8/25/33                       21,154           21,089
--------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile
Loan Asset-Backed Nts., Series 2004-2,
Cl. A2, 2.41%, 2/15/07                                   1,950            1,949
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2,
2.47%, 1/22/07                                          19,339           19,307
--------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                           9,620            9,606
--------------------------------------------------------------------------------
WFS Financial Owner Trust,
Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                   17,284           17,293
                                                                  --------------
Total Asset-Backed Securities (Cost $1,047,495)                       1,043,903

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--86.1%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--74.5%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--73.0%
Fannie Mae Whole Loan, CMO
Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                          121,543          127,354
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                          154,892          150,977
5%, 1/1/36 2                                           239,000          231,382
6%, 10/1/22-10/1/34                                    456,497          462,640
6.50%, 4/1/18-12/1/30                                  293,465          302,026
7%, 8/1/16-10/1/31                                     109,370          113,897
10.50%, 10/1/20                                          8,408            9,428
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2042, Cl. N, 6.50%, 3/15/28                      58,132           59,654
Series 2046, Cl. G, 6.50%, 4/15/28                     182,251          188,050
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                         597              596
Series 2034, Cl. Z, 6.50%, 2/15/28                      20,482           21,157
Series 2053, Cl. Z, 6.50%, 4/15/28                      26,860           27,677
Series 2055, Cl. ZM, 6.50%, 5/15/28                     35,455           36,393
Series 2080, Cl. Z, 6.50%, 8/15/28                      23,387           23,972
Series 2220, Cl. PD, 8%, 3/15/30                         9,027            9,645

                       7 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates: Continued
Series 2326, Cl. ZP, 6.50%, 6/15/31              $      21,907    $      22,571
Series 2387, Cl. PD, 6%, 4/15/30                        27,669           27,932
Series 2456, Cl. BD, 6%, 3/15/30                        10,050           10,070
Series 2500, Cl. FD, 4.869%, 3/15/32 1                  16,021           16,198
Series 2526, Cl. FE, 4.769%, 6/15/29 1                  21,352           21,506
Series 2551, Cl. EA, 4%, 12/15/12                       81,074           80,931
Series 2551, Cl. FD, 4.769%, 1/15/33 1                  17,149           17,309
Series 2583, Cl. KA, 5.50%, 3/15/22                     51,120           51,217
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates, Series 3017, Cl. CF,
4.669%, 8/15/25 1                                       71,626           71,407
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 192, Cl. IO, 15.434%, 2/1/28 3                   10,508            2,148
Series 200, Cl. IO, 14.015%, 1/1/29 3                   12,333            2,681
Series 205, Cl. IO, 11.636%, 9/1/29 3                   67,957           15,975
Series 2003-118, Cl. S, 20.029%,
12/25/33 3                                             168,476           18,405
Series 2074, Cl. S, 7.416%, 7/17/28 3                   13,577            1,296
Series 2079, Cl. S, 7.334%, 7/17/28 3                   21,832            2,157
Series 2526, Cl. SE, 10.419%, 6/15/29 3                 35,168            2,409
Series 2819, Cl. S, 10.861%, 6/15/34 3                 309,457           22,546
Series 2920, Cl. S, 14.308%, 1/15/35 3                 202,227            9,776
Series 3000, Cl. SE, 20.785%, 7/15/25 3                219,368            8,017
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                      199,801          198,012
5%, 1/1/36 2                                         1,354,000        1,312,110
5.50%, 3/1/33-1/1/34                                 1,098,148        1,090,502
5.50%, 1/1/21-1/1/36 2                               4,444,000        4,420,853
6%, 11/1/17-11/1/32                                    902,217          918,704
6%, 1/1/36 2                                           131,000          132,228
6.50%, 2/1/09-7/1/32                                   315,304          324,887
6.50%, 1/1/36 2                                        272,000          279,055
7%, 11/1/13-11/1/17                                    144,492          150,118
7.50%, 9/1/22-2/1/27                                    30,169           31,697
8.50%, 7/1/32                                            3,090            3,346
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg
Investment Conduit Pass-Through
Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                       1,956            1,952
Trust 2001-50, Cl. NE, 6%, 8/25/30                      14,129           14,212
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                  89,663           92,348
Trust 2001-70, Cl. LR, 6%, 9/25/30                      17,888           18,060
Trust 2001-72, Cl. NH, 6%, 4/25/30                      11,201           11,288
Trust 2001-74, Cl. PD, 6%, 5/25/30                       3,761            3,771
Trust 2002-52, Cl. FG, 4.879%, 9/25/32 1                33,014           33,414
Trust 2002-77, Cl. WF, 4.77%, 12/18/32 1                26,483           26,685

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates: Continued
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23            $     187,000    $     188,420
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                  137,000          137,998
Trust 2004-101, Cl. BG, 5%, 1/25/20                     67,000           66,122
Trust 2005-67, Cl. BF, 4.729%,
8/25/35 1                                              129,511          129,841
Trust 2005-100, Cl. BQ, 5.50%,
11/25/25                                                40,000           39,452
Trust 2005-100, Cl. F, 4.679%,
11/25/35 1                                             274,274          275,251
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-38, Cl. SO, 8.584%, 4/25/32 3                42,445            2,479
Trust 2002-39, Cl. SD, 6.945%, 3/18/32 3                28,066            2,280
Trust 2002-48, Cl. S, 10.408%, 7/25/32 3                29,701            2,539
Trust 2002-52, Cl. SL, 10.759%, 9/25/32 3               18,312            2,016
Trust 2002-53, Cl. SK, 7.221%, 4/25/32 3                97,789            8,306
Trust 2002-56, Cl. SN, 11.830%, 7/25/32 3               40,496            3,473
Trust 2002-77, Cl. IS, 11.079%, 12/18/32 3              72,314            6,081
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed
Security, Trust 2002-28, Cl. SA,
10.896%, 4/25/32 3                                      17,718            1,506
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 221, Cl. 2, 9.881%, 5/1/23 3                      23,396            5,104
Trust 240, Cl. 2, 20.431%, 9/1/23 3                     35,459            7,384
Trust 294, Cl. 2, 9.273%, 2/1/28 3                     251,738           52,790
Trust 301, Cl. 2, 7.705%, 4/1/29 3                      30,710            6,665
Trust 319, Cl. 2, 13.295%, 2/1/32 3                     21,004            4,762
Trust 321, Cl. 2, 13.354%, 3/1/32 3                     92,785           20,941
Trust 324, Cl. 2, 7.442%, 6/1/32 3                     115,201           25,513
Trust 327, Cl. 2, 16.111%, 8/1/32 3                    163,604           35,290
Trust 329, Cl. 2, 11.440%, 1/1/33 3                     82,355           18,252
Trust 333, Cl. 2, 12.858%, 3/1/33 3                    206,438           46,259
Trust 338, Cl. 2, 10.610%, 6/1/33 3                    334,302           74,708
Trust 346, Cl. 2, 11.671%, 12/1/33 3                   398,368           88,335
Trust 350, Cl. 2, 12.231%, 2/1/34 3                    221,020           49,015
Trust 2001-61, Cl. SH, 21.053%,
11/18/31 3                                             105,935            9,750
Trust 2001-63, Cl. SD, 10.177%,
12/18/31 3                                              30,044            2,494
Trust 2001-68, Cl. SC, 10.742%,
11/25/31 3                                              21,428            1,967
Trust 2001-81, Cl. S, 11.605%,
1/25/32 3                                               23,773            2,070
Trust 2002-9, Cl. MS, 10.333%,
3/25/32 3                                               33,986            2,971

                       8 | GOVERNMENT SECURITIES PORTFOLIO

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2002-77, Cl. SH, 12.545%,
12/18/32 3                                       $      28,696    $       2,703
Trust 2003-4, Cl. S, 20.563%, 2/25/33 3                 58,052            6,163
Trust 2005-40, Cl. SA, 13.682%,
5/25/35 3                                              117,246            6,247
Trust 2005-40, Cl. SB, 17.295%,
5/25/35 3                                              144,128            8,206
Trust 2005-71, Cl. SA, 19.968%,
8/25/25 3                                              140,653            8,405
                                                                  --------------
                                                                      12,584,399

--------------------------------------------------------------------------------
GNMA/GUARANTEED--1.5%
Government National Mortgage
Assn., 7%, 10/15/23-3/15/26                            222,395          234,238
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 5.944%, 7/16/28 3               43,531            4,132
Series 2001-21, Cl. SB, 3.873%, 1/16/27 3              223,530           15,392
                                                                  --------------
                                                                         253,762

--------------------------------------------------------------------------------
NON-AGENCY--11.6%
--------------------------------------------------------------------------------
COMMERCIAL--9.1%
Banc of America Commercial Mortgage,
Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                 60,000           58,133
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1               100,000           98,182
Series 2005-3, Cl. A2, 4.501%, 7/10/43                  80,000           78,110
--------------------------------------------------------------------------------
Banc of America Funding Corp., CMO
Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                                 76,310           76,393
--------------------------------------------------------------------------------
Banc of America Mortgage Securities,
Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                  56,501           57,384
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34 1                1,458            1,458
Series 2005-E, Cl. 2A2, 4.983%, 6/25/35 1               18,585           18,501
--------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage
Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7,
Cl. A2, 4.945%, 2/11/41                                 30,000           29,670
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4,
5.225%, 7/15/44                                         90,000           90,994
--------------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35                 45,283           46,569

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%,
7/10/39                                          $      50,000    $      49,154
Series 2005-CA, Cl. A3, 4.578%,
6/10/48                                                 30,000           29,201
Series 2005-C3, Cl. A2, 4.853%,
7/10/45                                                 50,000           49,669
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%,
7/15/29                                                 29,910           30,591
Series 2004-C3, Cl. A4, 4.547%,
12/10/41                                                40,000           38,744
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%,
8/10/42                                                 50,000           48,719
Series 2005-GG5, Cl. A2, 5.117%,
4/10/37                                                 50,000           50,153
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%,
10/10/28                                                49,112           47,595
Series 2004-GG2, Cl. A3, 4.602%,
8/10/38                                                 30,000           29,633
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2005-LDP2,
Cl. A2, 4.575%, 7/15/42                                 20,000           19,604
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                         50,000           49,673
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                    85,630           86,100
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                 70,000           69,681
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                          50,000           51,708
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                                 96,000          105,024
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                90,000           89,007
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1              50,000           49,672

                       9 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Washington Mutual Mortgage
Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1,
4.681%, 5/25/35 1                                $      71,892    $      71,840
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, CMO, Series 2004-DD,
Cl. 2A1, 4.522%, 1/25/35 1                              53,042           52,880
                                                                  --------------
                                                                       1,574,042

--------------------------------------------------------------------------------
OTHER--1.7%
JP Morgan Mortgage Trust, CMO
Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.754%, 9/25/32 1                    131,344          133,744
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2005-LDP4, Cl. A2,
4.79%, 10/15/42                                         70,000           69,109
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR8, Cl. 2AB1,
4.629%, 7/25/45 1                                       89,628           89,614
                                                                  --------------
                                                                         292,467

--------------------------------------------------------------------------------
RESIDENTIAL--0.8%
Countrywide Alternative Loan Trust,
CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32 4                                       140,784          143,291
                                                                  --------------
Total Mortgage-Backed Obligations
(Cost $14,904,604)                                                   14,847,961

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--44.0%
--------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%,
10/5/07 4,5                                             90,000           82,998
--------------------------------------------------------------------------------
Federal Home Loan Bank Unsec.
Bonds, 3.125%, 11/15/06                              1,710,000        1,686,611
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Unsec. Nts., 3.625%, 9/15/06                           430,000          426,976
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
6%, 5/15/08-5/15/11                                    935,000          967,760
7.25%, 1/15/10 6                                       970,000        1,057,821
7.25%, 5/15/30 4                                        90,000          119,496
--------------------------------------------------------------------------------
Freddie Mac, 6% Unsec. Reference
Nts., 6/15/11                                          870,000          921,943
--------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS,
5.22%, 1/15/21 4,5                                     825,000          404,407
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35 4                                        55,000           52,202
5.88%, 4/1/36                                          150,000          171,051
Series A, 6.79%, 5/23/12                               908,000        1,006,171

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28 4                                 $      62,000    $      69,733
9.25%, 2/15/16 4                                       180,000          249,504
STRIPS, 4.41%, 2/15/16 4,5                             570,000          361,894
                                                                  --------------
Total U.S. Government Obligations
(Cost $7,646,362)                                                     7,578,567

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
--------------------------------------------------------------------------------
Undivided interest of 0.03% in joint repurchase
agreement (Principal Amount/Value $1,414,200,000,
with a maturity value of $1,414,844,247) with UBS
Warburg LLC, 4.10%, dated 12/30/05, to be
repurchased at $358,163 on 1/3/06, collateralized
by Federal Home Loan Mortgage Corp., 5%, 1/1/35,
with a value of $157,513,104 and Federal National
Mortgage Assn., 5%--5.50%, 3/1/34--10/1/35,
with a value of $1,301,420,187
(Cost $358,000)                                        358,000          358,000
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $23,956,461)                                                   23,828,431

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--2.8%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.8% Undivided interest of 0.02% in joint repurchase agreement (Principal Amount/Value $3,150,000,000, with a maturity value of $3,151,501,500) with Nomura Securities, 4.29%, dated 12/30/05, to be repurchased at $483,654 on 1/3/06, collateralized by U.S. Agency Mortgages,
3.34%--9.50%, 6/1/08--5/1/38, with a value of
$3,213,000,000 7 (Cost $483,424)                       483,424          483,424

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $24,439,885)                                       141.0%      24,311,855
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (41.0)      (7,074,031)
                                                 -------------------------------
NET ASSETS                                               100.0%   $  17,237,824
                                                 ===============================

                      10 | GOVERNMENT SECURITIES PORTFOLIO

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. When-issued security or forward commitment to be delivered and settled after
December 31, 2005. See Note 1 of Notes to Financial Statements.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $619,608 or 3.59% of the Portfolio's net assets as of December 31, 2005.

4. Partial or fully-loaned security. See Note 7 of Notes to Financial
Statements.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $38,169. See Note 5 of Notes to Financial
Statements.

7. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial
Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      11 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $1,470,865) (cost $24,439,885)
--see accompanying statement of investments                                                                       $    24,311,855
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                       16,119
----------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                                                     876
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $720,405 sold on a when-issued basis or forward commitment)                                   724,109
Interest and principal paydowns                                                                                           121,773
Other                                                                                                                       4,096
                                                                                                                  ----------------
Total assets                                                                                                           25,178,828

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                                483,424
----------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $6,955,657 purchased on a when-issued basis or forward commitment)                     7,430,154
Shareholder communications                                                                                                  6,032
Directors' compensation                                                                                                     5,177
Futures margins                                                                                                               872
Transfer and shareholder servicing agent fees                                                                                 860
Shares of capital stock redeemed                                                                                              188
Other                                                                                                                      14,297
                                                                                                                  ----------------
Total liabilities                                                                                                       7,941,004

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $    17,237,824
                                                                                                                  ================

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                              $        16,240
----------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                             16,784,390
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                         603,497
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                                              (58,049)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                               (108,254)
                                                                                                                  ----------------
NET ASSETS--applicable to 16,239,906 shares of capital stock outstanding                                          $    17,237,824
                                                                                                                  ================

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                          $          1.06

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      12 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                          $       716,479
----------------------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                                      1,990
                                                                                                                  ----------------
Total investment income                                                                                                   718,469

----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                            92,918
----------------------------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                                                    15,000
----------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                                13,731
----------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                              10,027
----------------------------------------------------------------------------------------------------------------------------------
Shareholder communications                                                                                                  9,444
----------------------------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                                     4,863
----------------------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                                 1,500
----------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                   383
----------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                       7,763
                                                                                                                  ----------------
Total expenses                                                                                                            155,629
Less reduction to custodian expenses                                                                                         (383)
                                                                                                                  ----------------
Net expenses                                                                                                              155,246

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                     563,223

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                                               (49,274)
Closing and expiration of futures contracts                                                                                84,508
Swap contracts                                                                                                             (8,034)
                                                                                                                  ----------------
Net realized gain                                                                                                          27,200
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                              (228,935)
Futures contracts                                                                                                           4,179
Swap contracts                                                                                                             (1,632)
                                                                                                                  ----------------
Net change in unrealized depreciation                                                                                    (226,388)

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $       364,035
                                                                                                                  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      13 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                                  2005                2004
----------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $       563,223     $       523,317
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                      27,200             941,577
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                 (226,388)           (718,541)
                                                                                              ------------------------------------
Net increase in net assets resulting from operations                                                  364,035             746,353

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                                 (580,801)           (685,809)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                 (623,960)           (400,683)

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions                                  (24,626)         (1,093,333)

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                                       (865,352)         (1,433,472)
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                18,103,176          19,536,648
                                                                                              ------------------------------------
End of period (including accumulated net investment income of
  $603,497 and $572,514, respectively)                                                        $    17,237,824     $    18,103,176
                                                                                              ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      14 | GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                   2005          2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.12      $   1.14     $   1.16     $   1.11     $   1.10
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .03 1         .03 1        .04          .05          .04
Net realized and unrealized gain (loss)                   (.01)          .01         (.01)         .06          .04
                                                      ----------------------------------------------------------------
Total from investment operations                           .02           .04          .03          .11          .08
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.04)         (.04)        (.05)        (.06)        (.07)
Distributions from net realized gain                      (.04)         (.02)          --           --           --
                                                      ----------------------------------------------------------------
Total dividends and/or distributions to shareholders      (.08)         (.06)        (.05)        (.06)        (.07)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   1.06      $   1.12     $   1.14     $   1.16     $   1.11
                                                      ================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        1.48%         4.17%        2.58%       10.06%        7.23%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 17,238      $ 18,103     $ 19,537     $ 21,946     $ 18,984
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 17,696      $ 18,464     $ 20,743     $ 20,347     $ 18,805
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     3.18%         2.83%        3.43%        4.42%        3.49%
Total expenses                                            0.88% 4       0.85% 4      0.84% 4      0.77% 4      0.79% 4
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     84% 5         99% 5        43%          25%          19%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchases and of To Be Announced (TBA)
mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2005                $    93,525,147      $    93,213,905
Year Ended December 31, 2004                    121,615,587          127,136,434

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      15 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Government Securities Portfolio (the Portfolio) is a series of Panorama Series
Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions)
in U.S. government securities and U.S. government-related securities. The
Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies.
A majority of such shares are held by separate accounts of Massachusetts Mutual
Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00
P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on
National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing
"bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the
Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and
"asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued.
Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type"
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31,
2005, the Portfolio had purchased $6,955,657 of securities issued on a when-issued basis or forward commitment and sold $720,405 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The
Portfolio records

                      16 | GOVERNMENT SECURITIES PORTFOLIO

the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    DEPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
      --------------------------------------------------------------------------
      $608,258                   $--                $39,149             $127,969

1. As of December 31, 2005, the Portfolio had $15,147 of net capital loss carryforward available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforward was as follows:

                        EXPIRING
                        ------------------
                        2013      $ 15,147

2. As of December 31, 2005, the Portfolio had $24,002 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

3. During the fiscal year ended December 31, 2005, the Portfolio did not utilize any capital loss carryforward.

4. During the fiscal year ended December 31, 2004, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and

                      17 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the
Portfolio. Accordingly, the following amounts have been reclassified for
December 31, 2005. Net assets of the Portfolio were unaffected by the reclassifications.

      INCREASE                 INCREASE TO
      TO ACCUMULATED       ACCUMULATED NET
      NET INVESTMENT      REALIZED LOSS ON
      INCOME                   INVESTMENTS
      ------------------------------------
      $48,561                      $48,561

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                           YEAR ENDED              YEAR ENDED
                                    DECEMBER 31, 2005       DECEMBER 31, 2004
      ------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                    $    812,319            $    685,809
      Long-term capital gain                  392,442                 400,683
                                         -------------------------------------
      Total                              $  1,204,761            $  1,086,492
                                         =====================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities            $  24,439,885
      Federal tax cost of other investments        (3,625,029)
                                                --------------
      Total federal tax cost                    $  20,814,856
                                                ==============

      Gross unrealized appreciation             $     137,365
      Gross unrealized depreciation                  (265,334)
                                                --------------
      Net unrealized depreciation               $    (127,969)
                                                ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

                      18 | GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio. The Reduction to
Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings. At December 31, 2005, the Portfolio had $299 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 160 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                              YEAR ENDED DECEMBER 31, 2005    YEAR ENDED DECEMBER 31, 2004
                                                  SHARES            AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------

Sold                                              54,789       $    59,750       258,932      $    284,649
Dividends and/or distributions reinvested      1,158,423         1,204,761       987,719         1,086,492
Redeemed                                      (1,207,166)       (1,289,137)   (2,207,520)       (2,464,474)
                                              -------------------------------------------------------------
Net increase (decrease)                            6,046       $   (24,626)     (960,869)     $ (1,093,333)
                                              =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                                       PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                               $ 10,139,865   $  9,424,629
U.S. government and government agency obligations      4,045,661      4,390,940
To Be Announced (TBA) mortgage-related securities     93,525,147     93,213,905

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.525% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

                      19 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a per account fee. For the year ended December 31, 2005, the
Portfolio paid $10,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The
Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices
(financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin)
are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities.
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The
Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2005, the Portfolio had outstanding futures contracts as follows:

                                                                                  UNREALIZED
                               EXPIRATION   NUMBER OF       VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                DATES   CONTRACTS     DECEMBER 31, 2005   (DEPRECIATION)
---------------------------------------------------------------------------------------------

CONTRACTS TO PURCHASE
U.S. Long Bonds                   3/22/06          13            $1,484,438        $  24,787
U.S. Treasury Nts., 10 yr.        3/22/06           1               109,406             (238)
                                                                                   ----------
                                                                                      24,549
                                                                                   ----------
CONTRACTS TO SELL
U.S Treasury Nts., 2 yr.          3/31/06          13             2,667,438           (1,542)
U.S Treasury Nts., 5 yr.          3/22/06          24             2,552,250           (4,107)
                                                                                   ----------
                                                                                      (5,649)
                                                                                   ----------
                                                                                   $  18,900
                                                                                   ==========

                      20 | GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Portfolio at termination or settlement is combined and separately disclosed as an asset
(liability) on the Statement of Assets and Liabilities. The Portfolio also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain (loss) on the "Statement of Operations." Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of December 31, 2005, the Portfolio had entered into the following total return swap agreements:

SWAP                                                               NOTIONAL   TERMINATION    UNREALIZED
COUNTERPARTY       SWAP DESCRIPTION                                  AMOUNT          DATE  APPRECIATION
-------------------------------------------------------------------------------------------------------

                   Received or paid monthly. If the sum of the
                   Lehman Brothers CMBS Index Payer Payment
                   Amount and the Floating Rate Payer Payment
                   Amount is positive, the Counterparty will pay
                   such amount to the Portfolio. If the sums are
                   negative, then the Portfolio shall pay the
Goldman Sachs      absolute value of such amount to the
Group, Inc. (The)  Counterparty.                                   $310,000        6/1/06          $876

Abbreviations are as follows:
CMBS       Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of
U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The
Portfolio retains a portion of the interest earned from the collateral. The
Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Portfolio had on loan securities valued at $1,470,865. Collateral of $1,499,926 was received for the loans, of which $483,424 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the
Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds.
This complaint, initially filed in the U.S. District Court for the Southern
District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment

                      21 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION Continued

Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                      22 | GOVERNMENT SECURITIES PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Growth
Portfolio, a series of Panorama Series Fund, Inc., including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for feach of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Growth Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
-------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006

                              25 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.5%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Dana Corp.                                                   3,300    $   23,694
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                         4,400        76,472
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                       3,700       269,767
--------------------------------------------------------------------------------
Lear Corp. 2                                                   200         5,692
--------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1,2                              800        21,080
--------------------------------------------------------------------------------
Visteon Corp. 1,2                                            3,000        18,780
                                                                      ----------
                                                                         415,485

--------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Ford Motor Co.                                              57,311       442,441
--------------------------------------------------------------------------------
Harley-Davidson, Inc. 2                                      7,300       375,877
                                                                      ----------
                                                                         818,318

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                              400        17,568
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Career Education Corp. 1,2                                   1,800        60,696
--------------------------------------------------------------------------------
Weight Watchers International, Inc. 1                          900        44,487
                                                                      ----------
                                                                         105,183

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Choice Hotels International, Inc. 2                            600        25,056
--------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                        200         2,702
--------------------------------------------------------------------------------
International Game Technology                                2,000        61,560
--------------------------------------------------------------------------------
McDonald's Corp.                                            14,800       499,056
--------------------------------------------------------------------------------
Six Flags, Inc. 1,2                                            700         5,397
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                            6,900       323,472
                                                                      ----------
                                                                         917,243

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
American Greetings Corp., Cl. A 2                            1,200        26,364
--------------------------------------------------------------------------------
Beazer Homes USA, Inc. 2                                     1,100        80,124
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                            4,100       146,493
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                            900        54,918
--------------------------------------------------------------------------------
MDC Holdings, Inc. 2                                           400        24,792
--------------------------------------------------------------------------------
Whirlpool Corp.                                                100         8,376
                                                                      ----------
                                                                         341,067

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
eBay, Inc. 1                                                 8,900       384,925
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Hasbro, Inc.                                                 3,100        62,558
--------------------------------------------------------------------------------
MEDIA--3.7%
Cablevision Systems Corp.,
New York Group, Cl. A 1                                      1,600        37,552

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
CCE Spinco, Inc. 1                                           1,600    $   20,960
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                          12,800       402,560
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                      23,027       597,781
--------------------------------------------------------------------------------
Gannett Co., Inc.                                            8,300       502,731
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                35,200       277,024
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                 5,400       278,802
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                     34,700       539,585
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                          4,600       391,598
--------------------------------------------------------------------------------
R.H. Donnelley Corp. 1,2                                       400        24,648
--------------------------------------------------------------------------------
Time Warner, Inc.                                           81,000     1,412,640
--------------------------------------------------------------------------------
Tribune Co. 2                                                1,700        51,442
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                         26,704       870,550
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                       19,800       474,606
                                                                      ----------
                                                                       5,882,479

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.6%
Dollar General Corp. 2                                       2,300        43,861
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1,2                                 2,600        62,244
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                            9,000       596,970
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                          9,100       505,960
--------------------------------------------------------------------------------
Kohl's Corp. 1                                               2,600       126,360
--------------------------------------------------------------------------------
Nordstrom, Inc.                                             11,500       430,100
--------------------------------------------------------------------------------
Saks, Inc. 1                                                 3,100        52,266
--------------------------------------------------------------------------------
Sears Holdings Corp. 1,2                                     1,000       115,530
--------------------------------------------------------------------------------
Target Corp.                                                12,400       681,628
                                                                      ----------
                                                                       2,614,919

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.9%
American Eagle Outfitters, Inc. 2                            2,900        66,642
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1,2                                     800        27,616
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                           3,700        80,401
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 2                                       1,700        72,539
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                    5,100       184,365
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                          10,400       452,192
--------------------------------------------------------------------------------
Building Materials Holding Corp. 2                             300        20,463
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1,2                                        1,200        52,716
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                       600        29,652
--------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group 2                                         2,700        60,993
--------------------------------------------------------------------------------
Claire's Stores, Inc. 2                                      1,500        43,830
--------------------------------------------------------------------------------
GameStop Corp., Cl. A 1,2                                      552        17,565
--------------------------------------------------------------------------------
Gap, Inc. (The)                                             23,900       421,596
--------------------------------------------------------------------------------
Home Depot, Inc.                                            33,500     1,356,080
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                           10,300       686,598
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1,2                              1,350        39,744
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                         3,100        97,340

                              7 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
OfficeMax, Inc. 2                                            2,000    $   50,720
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1,2                                   100         2,510
--------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1,2                               800        24,904
--------------------------------------------------------------------------------
Staples, Inc.                                               27,250       618,848
--------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                          800        22,256
--------------------------------------------------------------------------------
Tiffany & Co.                                                  300        11,487
--------------------------------------------------------------------------------
TJX Cos., Inc. (The) 2                                       8,400       195,132
--------------------------------------------------------------------------------
Too, Inc. 1,2                                                  800        22,568
--------------------------------------------------------------------------------
Zale Corp. 1,2                                                 500        12,575
                                                                      ----------
                                                                       4,671,332

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. 1                                               12,100       403,414
--------------------------------------------------------------------------------
Jones Apparel Group, Inc. 2                                  1,100        33,792
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                            600        21,492
--------------------------------------------------------------------------------
Phillips/Van Heusen Corp. 2                                    400        12,960
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1,2                                    2,100        68,355
--------------------------------------------------------------------------------
VF Corp.                                                       100         5,534
                                                                      ----------
                                                                         545,547

--------------------------------------------------------------------------------
CONSUMER STAPLES--7.3%
--------------------------------------------------------------------------------
BEVERAGES--1.1%
Coca-Cola Co. (The)                                         20,000       806,200
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                             4,000       114,440
--------------------------------------------------------------------------------
PepsiCo, Inc.                                               14,420       851,934
                                                                      ----------
                                                                       1,772,574

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Albertson's, Inc.                                            2,600        55,510
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                       3,000       148,410
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                          23,600       445,568
--------------------------------------------------------------------------------
Performance Food Group Co. 1,2                                 200         5,674
--------------------------------------------------------------------------------
Rite Aid Corp. 1,2                                           6,800        23,664
--------------------------------------------------------------------------------
Safeway, Inc.                                               22,200       525,252
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                              2,200        71,456
--------------------------------------------------------------------------------
Sysco Corp.                                                  3,100        96,255
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                       27,700     1,296,360
--------------------------------------------------------------------------------
Walgreen Co.                                                 3,100       137,206
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                                     3,300       255,387
                                                                      ----------
                                                                       3,060,742

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Archer-Daniels-Midland Co.                                  15,800       389,628
--------------------------------------------------------------------------------
Campbell Soup Co.                                            3,600       107,172
--------------------------------------------------------------------------------
Chiquita Brands International, Inc. 2                          100         2,001
--------------------------------------------------------------------------------
Dean Foods Co. 1,2                                           1,500        56,490
--------------------------------------------------------------------------------
Del Monte Foods Co. 1                                          800         8,344

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
General Mills, Inc.                                          5,600    $  276,192
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                             2,300        77,556
--------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 2                               1,900        63,004
--------------------------------------------------------------------------------
Sara Lee Corp.                                               9,800       185,220
--------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A 2                                   2,100        35,910
                                                                      ----------
                                                                       1,201,517

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Energizer Holdings, Inc. 1                                     800        39,832
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                         1,500        89,475
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                  41,665     2,411,570
                                                                      ----------
                                                                       2,540,877

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                         12,400       354,020
--------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                          29,900     2,234,128
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                                     800        35,192
--------------------------------------------------------------------------------
Reynolds American, Inc. 2                                    4,900       467,117
                                                                      ----------
                                                                       2,736,437

--------------------------------------------------------------------------------
ENERGY--11.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Grey Wolf, Inc. 1                                            3,800        29,374
--------------------------------------------------------------------------------
Halliburton Co.                                              3,100       192,076
--------------------------------------------------------------------------------
Helmerich & Payne, Inc. 2                                      400        24,764
--------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                 600        30,996
--------------------------------------------------------------------------------
NS Group, Inc. 1,2                                             600        25,086
--------------------------------------------------------------------------------
Precision Drilling Trust                                     1,600        52,826
--------------------------------------------------------------------------------
Pride International, Inc. 1                                  1,200        36,900
--------------------------------------------------------------------------------
Transocean, Inc. 1                                           5,900       411,171
--------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1,2                       600        24,672
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1,2                                          800        28,392
                                                                      ----------
                                                                         856,257

--------------------------------------------------------------------------------
OIL & GAS--10.6%
Amerada Hess Corp.                                           2,200       279,004
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                     6,300       596,925
--------------------------------------------------------------------------------
Apache Corp.                                                 7,100       486,492
--------------------------------------------------------------------------------
Burlington Resources, Inc.                                   9,200       793,040
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                              5,300       262,755
--------------------------------------------------------------------------------
Chevron Corp.                                               40,101     2,276,534
--------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                                   900        27,459
--------------------------------------------------------------------------------
ConocoPhillips                                              29,292     1,704,209
--------------------------------------------------------------------------------
Devon Energy Corp.                                           8,600       537,844
--------------------------------------------------------------------------------
EOG Resources, Inc.                                          3,000       220,110
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                           97,676     5,486,461

                              8 | GROWTH PORTFOLIO

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
General Maritime Corp. 2                                       500    $   18,520
--------------------------------------------------------------------------------
Giant Industries, Inc. 1,2                                     400        20,784
--------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                         1,100        26,642
--------------------------------------------------------------------------------
Kerr-McGee Corp. 2                                           3,518       319,645
--------------------------------------------------------------------------------
Marathon Oil Corp.                                          11,400       695,058
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                   9,000       718,920
--------------------------------------------------------------------------------
OMI Corp. 2                                                    800        14,520
--------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                             1,200        60,468
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                           13,500       358,854
--------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1,2                                  700        25,550
--------------------------------------------------------------------------------
Sunoco, Inc.                                                 6,600       517,308
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                           700        31,549
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                        4,800       254,359
--------------------------------------------------------------------------------
Tesoro Corp. 2                                               1,400        86,170
--------------------------------------------------------------------------------
Trilogy Energy Trust                                         4,300        88,038
--------------------------------------------------------------------------------
Valero Energy Corp.                                         13,000       670,800
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                      1,200        63,996
--------------------------------------------------------------------------------
Whiting Petroleum Corp. 1,2                                    700        28,000
--------------------------------------------------------------------------------
XTO Energy, Inc.                                             6,800       298,792
                                                                      ----------
                                                                      16,968,806

--------------------------------------------------------------------------------
FINANCIALS--20.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Ameriprise Financial, Inc.                                   2,320        95,120
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                             6,600       210,210
--------------------------------------------------------------------------------
Mellon Financial Corp.                                       4,800       164,400
--------------------------------------------------------------------------------
Northern Trust Corp.                                         2,300       119,186
                                                                      ----------
                                                                         588,916

--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.3%
Astoria Financial Corp. 2                                    2,450        72,030
--------------------------------------------------------------------------------
Bank of America Corp.                                       59,896     2,764,200
--------------------------------------------------------------------------------
BB&T Corp. 2                                                 3,000       125,730
--------------------------------------------------------------------------------
Comerica, Inc.                                               3,200       181,632
--------------------------------------------------------------------------------
Golden West Financial Corp.                                  3,000       198,000
--------------------------------------------------------------------------------
KeyCorp                                                      7,900       260,147
--------------------------------------------------------------------------------
M&T Bank Corp.                                               1,600       174,480
--------------------------------------------------------------------------------
National City Corp. 2                                        5,400       181,278
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc. 2                         2,200       136,026
--------------------------------------------------------------------------------
Regions Financial Corp.                                      3,063       104,632
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                         1,700       123,692
--------------------------------------------------------------------------------
U.S. Bancorp                                                33,725     1,008,040
--------------------------------------------------------------------------------
UnionBanCal Corp.                                            2,600       178,672
--------------------------------------------------------------------------------
Wachovia Corp.                                              25,200     1,332,072
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                     16,160       702,960

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Wells Fargo & Co.                                           15,800    $  992,714
                                                                      ----------
                                                                       8,536,305

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.7%
American Express Co.                                        11,200       576,352
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                        3,900        99,957
--------------------------------------------------------------------------------
Ameritrade Holding Corp.                                     2,600        62,400
--------------------------------------------------------------------------------
Capital One Financial Corp.                                  7,435       642,384
--------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                            1,000       367,490
--------------------------------------------------------------------------------
CIT Group, Inc.                                              6,100       315,858
--------------------------------------------------------------------------------
Citigroup, Inc.                                             74,977     3,638,634
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                              8,900     1,136,619
--------------------------------------------------------------------------------
Janus Capital Group, Inc. 2                                  1,900        35,397
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                        52,804     2,095,791
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                               7,000       897,190
--------------------------------------------------------------------------------
MBNA Corp.                                                  18,400       499,560
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                   17,400     1,178,502
--------------------------------------------------------------------------------
Moody's Corp.                                                4,800       294,816
--------------------------------------------------------------------------------
Morgan Stanley                                              23,900     1,356,086
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                      27,900       409,293
--------------------------------------------------------------------------------
State Street Corp.                                           5,200       288,288
                                                                      ----------
                                                                      13,894,617

--------------------------------------------------------------------------------
INSURANCE--4.4%
AFLAC, Inc.                                                  2,500       116,050
--------------------------------------------------------------------------------
Allstate Corp.                                               9,200       497,444
--------------------------------------------------------------------------------
American International Group, Inc.                          30,737     2,097,186
--------------------------------------------------------------------------------
AmerUs Group Co. 2                                           1,000        56,670
--------------------------------------------------------------------------------
Aon Corp.                                                   10,100       363,095
--------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                      200        10,950
--------------------------------------------------------------------------------
Chubb Corp.                                                  3,500       341,775
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                          300        30,105
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                            2,237        82,299
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                     548        13,344
--------------------------------------------------------------------------------
Hartford Financial Services Group,
Inc. (The)                                                   6,900       592,641
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                            200        12,480
--------------------------------------------------------------------------------
Lincoln National Corp. 2                                       500        26,515
--------------------------------------------------------------------------------
Loews Corp.                                                  1,400       132,790
--------------------------------------------------------------------------------
MBIA, Inc. 2                                                 1,500        90,240
--------------------------------------------------------------------------------
MetLife, Inc.                                               12,200       597,800
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                       11,700       554,931
--------------------------------------------------------------------------------
Progressive Corp.                                            1,600       186,848
--------------------------------------------------------------------------------
Prudential Financial, Inc.                                   8,000       585,520
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                         14,900       665,583

                              9 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
StanCorp Financial Group, Inc. 2                             1,200    $   59,940
                                                                      ----------
                                                                       7,114,206

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Accredited Home Lenders Holding Co. 1,2                        600        29,748
--------------------------------------------------------------------------------
Countrywide Financial Corp.                                 13,200       451,308
--------------------------------------------------------------------------------
Fannie Mae                                                  17,200       839,532
--------------------------------------------------------------------------------
Freddie Mac                                                  7,500       490,125
--------------------------------------------------------------------------------
Fremont General Corp. 2                                        200         4,646
--------------------------------------------------------------------------------
MGIC Investment Corp. 2                                      1,300        85,566
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                      1,000        41,070
--------------------------------------------------------------------------------
Radian Group, Inc. 2                                         1,400        82,026
                                                                      ----------
                                                                       2,024,021

--------------------------------------------------------------------------------
HEALTH CARE--14.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.2%
Abgenix, Inc. 1,2                                            1,700        36,567
--------------------------------------------------------------------------------
Alkermes, Inc. 1,2                                           1,600        30,592
--------------------------------------------------------------------------------
Amgen, Inc. 1                                               20,200     1,592,972
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group 2                                           3,800       100,928
--------------------------------------------------------------------------------
Genentech, Inc. 1                                            2,400       222,000
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                             900        63,702
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                      6,000       315,780
--------------------------------------------------------------------------------
Sepracor, Inc. 1,2                                             200        10,320
--------------------------------------------------------------------------------
Techne Corp. 1,2                                               600        33,690
--------------------------------------------------------------------------------
Wyeth                                                       24,400     1,124,108
                                                                      ----------
                                                                       3,530,659

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Baxter International, Inc.                                   8,200       308,730
--------------------------------------------------------------------------------
Becton, Dickinson & Co.                                      6,000       360,480
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                                    4,500       110,205
--------------------------------------------------------------------------------
Guidant Corp.                                                3,500       226,625
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                       700        27,832
--------------------------------------------------------------------------------
Medtronic, Inc.                                             12,000       690,840
--------------------------------------------------------------------------------
Mentor Corp. 2                                               1,200        55,296
--------------------------------------------------------------------------------
Millipore Corp. 1,2                                            500        33,020
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                              500        11,780
--------------------------------------------------------------------------------
Stryker Corp.                                                  600        26,658
--------------------------------------------------------------------------------
Waters Corp. 1                                                 900        34,020
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                                        200        13,488
                                                                      ----------
                                                                       1,898,974

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.0%
Aetna, Inc.                                                  3,900    $  367,809
--------------------------------------------------------------------------------
American Healthways, Inc. 1,2                                  600        27,150
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                      2,400        99,360
--------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1,2                                  800         9,336
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                       10,300       708,125
--------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                         14,000       725,060
--------------------------------------------------------------------------------
CIGNA Corp.                                                  5,200       580,840
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                 1,250        71,200
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                      4,900       410,620
--------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                   500        18,260
--------------------------------------------------------------------------------
HCA, Inc.                                                   12,700       641,350
--------------------------------------------------------------------------------
Health Net, Inc. 1                                           1,500        77,325
--------------------------------------------------------------------------------
Humana, Inc. 1                                               2,300       124,959
--------------------------------------------------------------------------------
IMS Health, Inc.                                               500        12,460
--------------------------------------------------------------------------------
Manor Care, Inc. 2                                             800        31,816
--------------------------------------------------------------------------------
McKesson Corp.                                              11,900       613,921
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                              11,162       622,840
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1,2                              700        61,999
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                      6,500       334,620
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1,2                                     1,500        65,460
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                               900        71,964
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                    19,382     1,204,397
--------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1,2                                600        24,510
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                           14,167     1,130,385
                                                                      ----------
                                                                       8,035,766

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.9%
Abbott Laboratories                                         17,300       682,139
--------------------------------------------------------------------------------
Allergan, Inc. 2                                             3,400       367,064
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A 2                                        900        25,659
--------------------------------------------------------------------------------
Andrx Corp. 1,2                                              1,000        16,470
--------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                                 2,100       130,809
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                    13,700       314,826
--------------------------------------------------------------------------------
Eli Lilly & Co.                                              7,700       435,743
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                        800        24,208
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                 10,400       423,072
--------------------------------------------------------------------------------
Johnson & Johnson                                           44,118     2,651,492
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                 4,800        81,216
--------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1,2                                1,000        51,730
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                          300         9,615
--------------------------------------------------------------------------------
Merck & Co., Inc.                                           39,800     1,266,038
--------------------------------------------------------------------------------
Pfizer, Inc.                                               124,865     2,911,852
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                               2,000        65,020
                                                                      ----------
                                                                       9,456,953

                              10 | GROWTH PORTFOLIO

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--10.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.0%
Alliant Techsystems, Inc. 1,2                                  800    $   60,936
--------------------------------------------------------------------------------
BE Aerospace, Inc. 1,2                                       1,100        24,200
--------------------------------------------------------------------------------
Boeing Co.                                                  13,300       934,192
--------------------------------------------------------------------------------
General Dynamics Corp.                                       3,900       444,795
--------------------------------------------------------------------------------
Honeywell International, Inc.                               16,700       622,075
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                        9,700       617,211
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                      11,800       709,298
--------------------------------------------------------------------------------
Precision Castparts Corp. 2                                  2,400       124,344
--------------------------------------------------------------------------------
Raytheon Co.                                                16,400       658,460
--------------------------------------------------------------------------------
United Technologies Corp.                                   11,100       620,601
                                                                      ----------
                                                                       4,816,112

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
United Parcel Service, Inc., Cl. B                           1,000        75,150
--------------------------------------------------------------------------------
AIRLINES--0.1%
Alaska Air Group, Inc. 1,2                                   1,000        35,720
--------------------------------------------------------------------------------
AMR Corp. 1,2                                                4,200        93,366
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                        1,700        36,210
                                                                      ----------
                                                                         165,296

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
American Standard Cos., Inc.                                 2,400        95,880
--------------------------------------------------------------------------------
Masco Corp.                                                 10,200       307,938
--------------------------------------------------------------------------------
USG Corp. 1,2                                                1,300        84,500
                                                                      ----------
                                                                         488,318

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Administaff, Inc. 2                                            500        21,025
--------------------------------------------------------------------------------
Cendant Corp.                                               32,700       564,075
--------------------------------------------------------------------------------
Corporate Executive Board Co. 2                                200        17,940
--------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1,2                                     600        40,176
--------------------------------------------------------------------------------
Manpower, Inc. 2                                             1,400        65,100
--------------------------------------------------------------------------------
PHH Corp. 1                                                    205         5,744
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                                           4,400       185,900
--------------------------------------------------------------------------------
Robert Half International, Inc.                              1,600        60,624
--------------------------------------------------------------------------------
Waste Management, Inc.                                       4,100       124,435
                                                                      ----------
                                                                       1,085,019

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Quanta Services, Inc. 1,2                                    2,000        26,340
--------------------------------------------------------------------------------
URS Corp. 1,2                                                2,200        82,742
                                                                      ----------
                                                                         109,082

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Apollo Group, Inc., Cl. A 1                                  4,100       247,886

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Emerson Electric Co.                                         2,800    $  209,160
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                                    7,100       420,036
--------------------------------------------------------------------------------
Roper Industries, Inc. 2                                     1,000        39,510
                                                                      ----------
                                                                         668,706

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.6%
3M Co.                                                       3,400       263,500
--------------------------------------------------------------------------------
General Electric Co.                                       138,800     4,864,940
--------------------------------------------------------------------------------
Teleflex, Inc.                                                 200        12,996
--------------------------------------------------------------------------------
Tyco International Ltd.                                     22,000       634,920
                                                                      ----------
                                                                       5,776,356

--------------------------------------------------------------------------------
MACHINERY--1.2%
Caterpillar, Inc.                                            8,300       479,491
--------------------------------------------------------------------------------
Danaher Corp.                                                2,600       145,028
--------------------------------------------------------------------------------
Flowserve Corp. 1,2                                          1,600        63,296
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                    5,500       483,945
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                               9,200       371,404
--------------------------------------------------------------------------------
ITT Industries, Inc.                                         1,000       102,820
--------------------------------------------------------------------------------
JLG Industries, Inc. 2                                         300        13,698
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                          800        52,768
--------------------------------------------------------------------------------
SPX Corp. 2                                                  1,600        73,232
--------------------------------------------------------------------------------
Terex Corp. 1                                                1,200        71,280
                                                                      ----------
                                                                       1,856,962

--------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Burlington Northern Santa Fe Corp.                           7,500       531,150
--------------------------------------------------------------------------------
CSX Corp.                                                      200        10,154
--------------------------------------------------------------------------------
Landstar System, Inc.                                          900        37,566
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                       9,700       434,851
--------------------------------------------------------------------------------
Union Pacific Corp.                                          1,100        88,561
                                                                      ----------
                                                                       1,102,282

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
United Rentals, Inc. 1,2                                     1,200        28,068
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
ADC Telecommunications, Inc. 1,2                               200         4,468
--------------------------------------------------------------------------------
ADTRAN, Inc. 2                                               1,800        53,532
--------------------------------------------------------------------------------
Avaya, Inc. 1                                                4,900        52,283
--------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1,2                     9,600        39,072
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                      118,900     2,035,568
--------------------------------------------------------------------------------
Corning, Inc. 1                                             30,100       591,766
--------------------------------------------------------------------------------
Emulex Corp. 1,2                                             1,500        29,685
--------------------------------------------------------------------------------
Harris Corp. 2                                                 200         8,602
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                    10,900       243,070
--------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                 53,100       141,246

                              11 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Motorola, Inc.                                              35,700    $  806,463
--------------------------------------------------------------------------------
Polycom, Inc. 1                                                600         9,180
--------------------------------------------------------------------------------
QLogic Corp. 1                                               1,900        61,769
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                              18,300       788,364
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                     2,200        94,754
                                                                      ----------
                                                                       4,959,822

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.9%
Apple Computer, Inc. 1                                      12,900       927,381
--------------------------------------------------------------------------------
Dell, Inc. 1                                                58,400     1,751,416
--------------------------------------------------------------------------------
EMC Corp. 1                                                 61,700       840,354
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                         60,500     1,732,115
--------------------------------------------------------------------------------
International Business Machines Corp.                       25,400     2,087,880
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                         1,800        80,694
--------------------------------------------------------------------------------
NCR Corp. 1                                                  2,800        95,032
--------------------------------------------------------------------------------
Network Appliance, Inc. 1,2                                  4,600       124,200
--------------------------------------------------------------------------------
Palm, Inc. 1,2                                                 900        28,620
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                    21,000        87,990
--------------------------------------------------------------------------------
Western Digital Corp. 1,2                                    7,600       141,436
                                                                      ----------
                                                                       7,897,118

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Agilent Technologies, Inc. 1                                14,800       492,692
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1,2                                  2,400        76,872
--------------------------------------------------------------------------------
Avnet, Inc. 1                                                3,100        74,214
--------------------------------------------------------------------------------
CDW Corp. 2                                                    800        46,056
--------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                        2,600        96,434
--------------------------------------------------------------------------------
Komag, Inc. 1,2                                              1,000        34,660
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1,2                         200        11,040
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                         15,700        66,882
--------------------------------------------------------------------------------
Solectron Corp. 1                                           19,700        72,102
--------------------------------------------------------------------------------
Tech Data Corp. 1                                              600        23,808
--------------------------------------------------------------------------------
UNOVA, Inc. 1,2                                                700        23,660
                                                                      ----------
                                                                       1,018,420

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
Check Point Software
Technologies Ltd. 1,2                                        2,600        52,260
--------------------------------------------------------------------------------
Digital River, Inc. 1,2                                        900        26,766
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                          5,200        57,772
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                        1,300       539,318
--------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                          1,700        35,615
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                 300        24,822
--------------------------------------------------------------------------------
United Online, Inc. 2                                        4,550        64,701
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                             500        32,820
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                               6,100       238,998
                                                                      ----------
                                                                       1,073,072

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--0.8%
CACI International, Inc., Cl. A 1,2                            700    $   40,166
--------------------------------------------------------------------------------
Ceridian Corp. 1,2                                           1,900        47,215
--------------------------------------------------------------------------------
CheckFree Corp. 1                                            1,100        50,490
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                                    1,900        96,216
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                                3,900        93,756
--------------------------------------------------------------------------------
First Data Corp.                                            17,400       748,374
--------------------------------------------------------------------------------
Fiserv, Inc. 1,2                                             2,100        90,867
--------------------------------------------------------------------------------
Global Payments, Inc. 2                                      1,000        46,610
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                         3,100        74,741
                                                                      ----------
                                                                       1,288,435

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp. 1                                               32,200       471,730
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.9%
Analog Devices, Inc.                                        15,000       538,050
--------------------------------------------------------------------------------
Applied Materials, Inc.                                     43,300       776,802
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                     11,900       561,085
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                                800        28,408
--------------------------------------------------------------------------------
Fairchild Semiconductor

International, Inc., Cl. A 1,2                               4,100        69,331
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                      15,113       380,394
--------------------------------------------------------------------------------
Genesis Microchip, Inc. 1,2                                    600        10,854
--------------------------------------------------------------------------------
Intel Corp.                                                118,900     2,967,744
--------------------------------------------------------------------------------
Intersil Corp., Cl. A 2                                      3,000        74,640
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                             5,400       266,382
--------------------------------------------------------------------------------
Lam Research Corp. 1,2                                       2,200        78,496
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                            9,000        72,000
--------------------------------------------------------------------------------
Micrel, Inc. 1,2                                             1,500        17,400
--------------------------------------------------------------------------------
Microchip Technology, Inc.                                   2,800        90,020
--------------------------------------------------------------------------------
Microsemi Corp. 1,2                                            900        24,894
--------------------------------------------------------------------------------
National Semiconductor Corp.                                 4,000       103,920
--------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                     3,000        72,360
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                               2,600        95,056
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                            1,700        33,932
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                     45,900     1,472,013
--------------------------------------------------------------------------------
Zoran Corp. 1                                                  500         8,105
                                                                      ----------
                                                                       7,741,886

--------------------------------------------------------------------------------
SOFTWARE--4.5%
Adobe Systems, Inc.                                          4,900       181,104
--------------------------------------------------------------------------------
Autodesk, Inc.                                              10,300       442,385
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                          7,800        73,320
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                         3,800        77,862
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                               4,700        79,524
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1,2                                     1,900        54,682
--------------------------------------------------------------------------------
Cognos, Inc. 1,2                                               500        17,355

                              12 | GROWTH PORTFOLIO

                                                                           VALUE
                                                             SHARES   SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Computer Associates International, Inc.                      14,100   $  397,479
--------------------------------------------------------------------------------
Compuware Corp. 1                                             8,600       77,142
--------------------------------------------------------------------------------
Fair Isaac Corp. 2                                            1,500       66,255
--------------------------------------------------------------------------------
Hyperion Solutions Corp. 1,2                                  1,950       69,849
--------------------------------------------------------------------------------
Intuit, Inc. 1                                                1,900      101,270
--------------------------------------------------------------------------------
McAfee, Inc. 1,2                                              2,700       73,251
--------------------------------------------------------------------------------
Microsoft Corp.                                             129,600    3,389,040
--------------------------------------------------------------------------------
Novell, Inc. 1                                                9,100       80,353
--------------------------------------------------------------------------------
Oracle Corp. 1                                               82,800    1,010,988
--------------------------------------------------------------------------------
Parametric Technology Corp. 1                                 5,400       32,940
--------------------------------------------------------------------------------
Red Hat, Inc. 1,2                                             3,100       84,444
--------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A 2                                200        5,614
--------------------------------------------------------------------------------
Symantec Corp. 1                                             38,434      672,595
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                              5,800      116,348
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2                       1,400       24,780
                                                                      ----------
                                                                       7,128,580

--------------------------------------------------------------------------------
MATERIALS--2.6%
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Agrium, Inc.                                                  2,500       54,975
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                                       15,300      670,446
--------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                  4,700      199,750
--------------------------------------------------------------------------------
FMC Corp. 1,2                                                   600       31,902
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                            300       13,029
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                         3,000       71,460
--------------------------------------------------------------------------------
Monsanto Co.                                                  5,900      457,427
--------------------------------------------------------------------------------
PPG Industries, Inc.                                          5,700      330,030
--------------------------------------------------------------------------------
Rohm & Haas Co.                                               4,500      217,890
--------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 2                           900       40,716
                                                                      ----------
                                                                       2,087,625

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Texas Industries, Inc.                                          500       24,920
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Owens-Illinois, Inc. 1                                        3,000       63,120
--------------------------------------------------------------------------------
Sealed Air Corp. 1,2                                          1,000       56,170
                                                                      ----------
                                                                         119,290

--------------------------------------------------------------------------------
METALS & MINING--0.9%
AK Steel Holding Corp. 1,2                                    3,600       28,620
--------------------------------------------------------------------------------
Alcoa, Inc.                                                   7,000      206,990
--------------------------------------------------------------------------------
Carpenter Technology Corp. 2                                    700       49,329
--------------------------------------------------------------------------------
Commercial Metals Co. 2                                         700       26,278
--------------------------------------------------------------------------------
Freeport-McMoRan Copper
& Gold, Inc., Cl. B                                           1,900      102,220
--------------------------------------------------------------------------------
Nucor Corp. 2                                                 6,300      420,336
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                            3,300      474,771

                                                                           VALUE
                                                             SHARES   SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Quanex Corp. 2                                                  700   $   34,979
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 2                               1,100       67,232
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                            800       28,408
--------------------------------------------------------------------------------
United States Steel Corp. 2                                     200        9,614
--------------------------------------------------------------------------------
Worthington Industries, Inc. 2                                1,100       21,131
                                                                      ----------
                                                                       1,469,908

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
International Paper Co.                                       3,400      114,274
--------------------------------------------------------------------------------
Louisiana-Pacific Corp. 2                                     1,100       30,217
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                            2,200       61,666
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                              3,100      205,654
                                                                      ----------
                                                                         411,811

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
American Tower Corp. 1                                        3,800      102,980
--------------------------------------------------------------------------------
AT&T, Inc.                                                   39,169      959,249
--------------------------------------------------------------------------------
BellSouth Corp.                                              23,700      642,270
--------------------------------------------------------------------------------
CenturyTel, Inc.                                              2,000       66,320
--------------------------------------------------------------------------------
Crown Castle International Corp. 1                            2,100       56,511
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1                                        13,400       75,710
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                          61,586    1,438,649
--------------------------------------------------------------------------------
Verizon Communications, Inc.                                 43,700    1,316,244
                                                                      ----------
                                                                       4,657,933

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Dobson Communications Corp., Cl. A 1,2                        3,500       26,250
--------------------------------------------------------------------------------
UTILITIES--0.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
AES Corp. (The) 1                                             4,800       75,984
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                              4,400      253,440
--------------------------------------------------------------------------------
DPL, Inc.                                                       500       13,005
--------------------------------------------------------------------------------
Duke Energy Corp. 2                                             100        2,745
--------------------------------------------------------------------------------
Entergy Corp.                                                   700       48,055
--------------------------------------------------------------------------------
FirstEnergy Corp.                                             1,200       58,788
--------------------------------------------------------------------------------
PG&E Corp. 2                                                 11,600      430,592
--------------------------------------------------------------------------------
Pinnacle West Capital Corp. 2                                   100        4,135
--------------------------------------------------------------------------------
TXU Corp.                                                     6,200      311,177
                                                                      ----------
                                                                       1,197,921

--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
NiSource, Inc.                                                  500       10,430

                              13 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                        VALUE
                                                                        SHARES     SEE NOTE 1
---------------------------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER--0.0%
Energy East Corp. 2                                                        200   $      4,560
---------------------------------------------------------------------------------------------
Sierra Pacific Resources 1                                               1,800         23,472
                                                                                 ------------
                                                                                       28,032
                                                                                 ------------
Total Common Stocks (Cost $148,304,509)                                           159,380,691

----------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------------------------
Wachovia Corp., Dividend
Equalization Preferred
Shares 1,3
(Cost $--)                                                               2,000              8

                                                                       PRINCIPAL
                                                                          AMOUNT
----------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
----------------------------------------------------------------------------------------------

Undivided interest of 0.03% in joint repurchase agreement
(Principal Amount/Value $580,194,000, with a maturity
value of $580,416,408) with Cantor Fitzgerald & Co./Cantor
Fitzgerald Securities, 3.45%, dated 12/30/05, to be repurchased at $192,074 on 1/3/06, collateralized by U.S. Treasury Bills,
3/30/06--4/27/06, with a value of $296,834,500, U.S.
Treasury Bonds, 3.50%--4%, 5/15/09--11/15/12,
with a value of $266,212,260 and U.S. Treasury
Nts., 4.625%, 5/15/06, with a value of
$29,008,501 (Cost$192,000)                                        $    192,000        192,000
----------------------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $148,496,509)                                                               159,572,699

                                                                     PRINCIPAL          VALUE
                                                                        AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--5.3%
----------------------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS--5.3%
Undivided interest of 0.27% in joint repurchase agreement
(Principal Amount/Value $3,150,000,000, with a maturity
value of $3,151,501,500) with Nomura Securities, 4.29%,
dated 12/30/05, to be repurchased at $8,480,676 on
1/3/06, collateralized by U.S. Agency Mortgages,
3.34%--9.50%, 6/1/08--5/1/38, with
a value of $3,213,000,000 4
(Cost $8,476,635)                                                 $  8,476,635   $  8,476,635

----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $156,973,144)                                                      105.1%   168,049,334
----------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                     (5.1)    (8,182,639)
                                                                  ----------------------------
NET ASSETS                                                               100.0%  $159,866,695
                                                                  ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of Notes to Financial
Statements.

3. Illiquid security. The aggregate value of illiquid securities as of December
31, 2005 was $8, which represents less than 0.005% of the Portfolio's net assets. See Note 6 of Notes to Financial Statements.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial
Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              14 | GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------

Investments, at value (including securities loaned of $8,253,107) (cost $156,973,144)
--see accompanying statement of investments                                                           $ 168,049,334
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         87,702
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                            776,621
Interest and dividends                                                                                      195,434
Shares of capital stock sold                                                                                 13,059
Other                                                                                                         6,354
                                                                                                      --------------
Total assets                                                                                            169,128,504

--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                8,476,635
--------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                       669,658
Shares of capital stock redeemed                                                                             71,405
Directors' compensation                                                                                       7,931
Shareholder communications                                                                                    6,689
Transfer and shareholder servicing agent fees                                                                   860
Other                                                                                                        28,631
                                                                                                      --------------
Total liabilities                                                                                         9,261,809

--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $ 159,866,695
                                                                                                      ==============

--------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                  $      81,306
--------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                              225,683,494
--------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                         2,044,145
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                          (79,018,443)
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in
foreign currencies                                                                                       11,076,193
                                                                                                      --------------
NET ASSETS--applicable to 81,306,366 shares of capital stock outstanding                              $ 159,866,695
                                                                                                      ==============

--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                      $1.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              15 | GROWTH PORTFOLIO

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------

Dividends (net of foreign withholding taxes of $3,102)                    $  3,137,816
---------------------------------------------------------------------------------------
Portfolio lending fees                                                          19,442
---------------------------------------------------------------------------------------
Interest                                                                        18,260
                                                                          -------------
Total investment income                                                      3,175,518

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                              1,033,454
---------------------------------------------------------------------------------------
Accounting service fees                                                         15,000
---------------------------------------------------------------------------------------
Shareholder communications                                                      11,607
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                   10,860
---------------------------------------------------------------------------------------
Directors' compensation                                                          7,123
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                      2,095
---------------------------------------------------------------------------------------
Administration service fees                                                      1,500
---------------------------------------------------------------------------------------
Other                                                                           44,535
                                                                          -------------
Total expenses                                                               1,126,174
Less reduction to custodian expenses                                              (224)
Less waivers and reimbursements of expenses                                       (833)
                                                                          -------------
Net expenses                                                                 1,125,117

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        2,050,401

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                 10,275,650
Foreign currency transactions                                                   49,982
                                                                          -------------
Net realized gain                                                           10,325,632
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 (3,090,288)
Translation of assets and liabilities denominated in foreign currencies        (46,423)
                                                                          -------------
Net change in unrealized appreciation                                       (3,136,711)

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  9,239,322
                                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              16 | GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                    2005             2004
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------

Net investment income                                                             $   2,050,401    $   2,489,494
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                    10,325,632       22,598,187
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                (3,136,711)      (8,798,956)
                                                                                  -------------------------------
Net increase in net assets resulting from operations                                  9,239,322       16,288,725

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                 (2,627,028)      (1,953,565)

-----------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions                (25,822,020)     (22,405,815)

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total decrease                                                                      (19,209,726)      (8,070,655)
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 179,076,421      187,147,076
                                                                                  -------------------------------
End of period (including accumulated net investment income of $2,044,145
  and $2,620,822, respectively)                                                   $ 159,866,695    $ 179,076,421
                                                                                  ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              17 | GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                               2005               2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.88           $   1.74         $   1.39         $   1.73         $   1.96
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .02 1              .02 1            .02              .02              .02
Net realized and unrealized gain (loss)                .10                .14              .35             (.34)            (.23)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                       .12                .16              .37             (.32)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.03)              (.02)            (.02)            (.02)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   1.97           $   1.88         $   1.74         $   1.39         $   1.73
                                                  =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    6.41%              9.20%           26.81%          (18.97)%         (10.61)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $159,867           $179,076         $187,147         $165,493         $242,575
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $165,300           $179,018         $170,217         $203,660         $273,890
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 1.24%              1.39%            1.17%            0.96%            0.75%
Total expenses                                        0.68% 4,5          0.66% 4          0.67% 4          0.68% 4          0.64% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 81%                78%              86%              88%              76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              18 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek high total return. The Portfolio's investment advisor is
OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00
P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on
National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing
"bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the
Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and
"asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued.
Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type"
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New
York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities

                              19 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                            NET UNREALIZED
                                                                    APPRECIATION
                                                          BASED ON COST OF
                                                            SECURITIES AND
  UNDISTRIBUTED  UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
  NET INVESTMENT     LONG-TERM                   LOSS   FOR FEDERAL INCOME
  INCOME                  GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
  ------------------------------------------------------------------------
  $2,050,291               $--            $77,245,004           $9,302,755

1. As of December 31, 2005, the Portfolio had $77,244,975 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:

                                    EXPIRING
                                ----------------------
                                2008     $  3,637,887
                                2009       38,285,188
                                2010       28,419,014
                                2011        6,902,886
                                         ------------
                                Total    $ 77,244,975
                                         ============

2. The Portfolio had $29 of post-October foreign currency losses which were deferred.

3. During the fiscal year ended December 31, 2005, the Portfolio utilized
$8,544,984 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended December 31, 2004, the Portfolio utilized
$20,716,065 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for December 31, 2005.
Net assets of the Portfolio were unaffected by the reclassifications.

                         REDUCTION            REDUCTION TO
                         TO ACCUMULATED    ACCUMULATED NET
                         NET INVESTMENT   REALIZED LOSS ON
                         INCOME                INVESTMENTS
                         ---------------------------------
                         $50                           $50

                              20 | GROWTH PORTFOLIO

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                       YEAR ENDED          YEAR ENDED
                                DECEMBER 31, 2005   DECEMBER 31, 2004
       --------------------------------------------------------------
       Distributions paid from:
       Ordinary income                 $2,627,028          $1,953,565

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities           $ 158,746,575
            Federal tax cost of other investments                7
                                                     --------------
            Total federal tax cost                   $ 158,746,582
                                                     ==============
            Gross unrealized appreciation            $  14,034,637
            Gross unrealized depreciation               (4,731,882)
                                                     --------------
            Net unrealized appreciation              $   9,302,755
                                                     ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent that they are not offset by positive cash balances maintained by the Portfolio. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

                              21 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                YEAR ENDED DECEMBER 31, 2005     YEAR ENDED DECEMBER 31, 2004
                                                     SHARES           AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------

Sold                                              1,170,139     $  2,210,310       1,366,755     $  2,401,090
Dividends and/or distributions reinvested         1,420,015        2,627,028       1,116,323        1,953,565
Redeemed                                        (16,351,175)     (30,659,358)    (15,194,087)     (26,760,470)
                                               ---------------------------------------------------------------
Net decrease                                    (13,761,021)    $(25,822,020)    (12,711,009)    $(22,405,815)
                                               ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                               PURCHASES           SALES
--------------------------------------------------------
Investment securities       $132,830,804    $158,149,624

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a per account fee. For the year ended December 31, 2005, the
Portfolio paid $10,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The
Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. During the year ended December 31, 2005, OFS waived
$833. This undertaking may be amended or withdrawn at any time.

                              22 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

      As of December 31, 2005, the Portfolio had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of
U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The
Portfolio retains a portion of the interest earned from the collateral. The
Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Portfolio had on loan securities valued at $8,253,107. Collateral of $8,476,635 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the
Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds.
This complaint, initially filed in the U.S. District Court for the Southern
District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the

                              23 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION Continued

Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                              24 | GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF TOTAL RETURN PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Total
Return Portfolio, a series of Panorama Series Fund, Inc., including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Total Return Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
-------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006

                           29 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--60.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.3%
--------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                            70,600    $    545,032
--------------------------------------------------------------------------------
General Motors Corp.                                      20,300         394,226
                                                                    ------------
                                                                         939,258

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.8%
D.R. Horton, Inc.                                         43,400       1,550,682
--------------------------------------------------------------------------------
KB Home                                                   31,200       2,266,992
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                       57,600       3,514,752
                                                                    ------------
                                                                       7,332,426

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.6%
Brunswick Corp.                                           38,700       1,573,542
--------------------------------------------------------------------------------
MEDIA--2.5%
Comcast Corp., Cl. A 1                                   109,500       2,842,620
--------------------------------------------------------------------------------
Gannett Co., Inc.                                         10,100         611,757
--------------------------------------------------------------------------------
Time Warner, Inc.                                         45,700         797,008
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                       57,500       1,874,500
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                     17,800         426,666
                                                                    ------------
                                                                       6,552,551

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Nordstrom, Inc.                                           72,400       2,707,760
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.3%
--------------------------------------------------------------------------------
BEVERAGES--0.4%
Coca-Cola Co. (The)                                       14,500         584,495
--------------------------------------------------------------------------------
PepsiCo, Inc.                                              8,900         525,812
                                                                    ------------
                                                                       1,110,307

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Kroger Co. (The) 1                                        45,500         859,040
--------------------------------------------------------------------------------
Walgreen Co.                                               7,000         309,820
                                                                    ------------
                                                                       1,168,860

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
ConAgra Foods, Inc.                                       29,200         592,176
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                          16,500         556,380
--------------------------------------------------------------------------------
McCormick & Co., Inc., Non-Vtg                            78,800       2,436,496
--------------------------------------------------------------------------------
Sara Lee Corp.                                            29,100         549,990
                                                                    ------------
                                                                       4,135,042

--------------------------------------------------------------------------------
TOBACCO--0.8%
Altria Group, Inc.                                         8,900         665,008
--------------------------------------------------------------------------------
UST, Inc.                                                 35,200       1,437,216
                                                                    ------------
                                                                       2,102,224

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY--4.8%
--------------------------------------------------------------------------------
OIL & GAS--4.8%
Apache Corp.                                              23,900    $  1,637,628
--------------------------------------------------------------------------------
Chevron Corp.                                             55,200       3,133,704
--------------------------------------------------------------------------------
ConocoPhillips                                            73,800       4,293,684
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                         42,500       2,387,225
--------------------------------------------------------------------------------
Marathon Oil Corp.                                        18,400       1,121,848
                                                                    ------------
                                                                      12,574,089

--------------------------------------------------------------------------------
FINANCIALS--16.4%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.2%
Bank of America Corp.                                     68,800       3,175,120
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                   31,700       1,364,368
--------------------------------------------------------------------------------
National City Corp.                                       18,400         617,688
--------------------------------------------------------------------------------
U.S. Bancorp                                             147,300       4,402,797
--------------------------------------------------------------------------------
Wells Fargo & Co.                                         62,200       3,908,026
                                                                    ------------
                                                                      13,467,999

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.9%
American Express Co.                                      53,100       2,732,526
--------------------------------------------------------------------------------
CIT Group, Inc.                                           38,700       2,003,886
--------------------------------------------------------------------------------
Citigroup, Inc.                                           96,700       4,692,851
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                           25,100       3,205,521
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                      35,900       1,424,871
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                            12,800       1,640,576
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                 10,500         711,165
--------------------------------------------------------------------------------
Morgan Stanley                                            74,300       4,215,782
                                                                    ------------
                                                                      20,627,178

--------------------------------------------------------------------------------
INSURANCE--3.3%
American International Group, Inc.                        36,800       2,510,864
--------------------------------------------------------------------------------
MBIA, Inc.                                                 9,200         553,472
--------------------------------------------------------------------------------
MetLife, Inc.                                             35,300       1,729,700
--------------------------------------------------------------------------------
Safeco Corp.                                              41,500       2,344,750
--------------------------------------------------------------------------------
Torchmark Corp.                                           25,400       1,412,240
                                                                    ------------
                                                                       8,551,026

--------------------------------------------------------------------------------
HEALTH CARE--6.0%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.4%
AmerisourceBergen Corp.                                   75,200       3,113,280
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                     32,600       2,241,250
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                   44,700       3,745,860
--------------------------------------------------------------------------------
Humana, Inc. 1                                            21,800       1,184,394
--------------------------------------------------------------------------------
McKesson Corp.                                            72,600       3,745,434
                                                                    ------------
                                                                      14,030,218

                           9 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
Abbott Laboratories                                       13,900    $    548,077
--------------------------------------------------------------------------------
Johnson & Johnson                                          9,900         594,990
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                              35,100         593,892
                                                                    ------------
                                                                       1,736,959

--------------------------------------------------------------------------------
INDUSTRIALS--8.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Honeywell International, Inc.                             60,300       2,246,175
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                     23,000       1,463,490
                                                                    ------------
                                                                       3,709,665

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.2%
United Parcel Service, Inc., Cl. B                         7,600         571,140
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
American Standard Cos., Inc.                               7,200         287,640
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
Donnelley (R.R.) & Sons Co.                               17,100         584,991
--------------------------------------------------------------------------------
Equifax, Inc.                                             61,300       2,330,626
--------------------------------------------------------------------------------
Waste Management, Inc.                                    31,200         946,920
                                                                    ------------
                                                                       3,862,537

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.1%
3M Co.                                                     7,300         565,750
--------------------------------------------------------------------------------
General Electric Co.                                     129,500       4,538,975
--------------------------------------------------------------------------------
Tyco International Ltd.                                   14,600         421,356
                                                                    ------------
                                                                       5,526,081

--------------------------------------------------------------------------------
MACHINERY--1.9%
Danaher Corp.                                             18,100       1,009,618
--------------------------------------------------------------------------------
Dover Corp.                                               33,300       1,348,317
--------------------------------------------------------------------------------
Eaton Corp.                                               12,200         818,498
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                            43,900       1,772,243
                                                                    ------------
                                                                       4,948,676

--------------------------------------------------------------------------------
ROAD & RAIL--0.8%
CSX Corp.                                                 40,600       2,061,262
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.9%
Motorola, Inc.                                            74,700       1,687,473
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                            18,500         796,980
                                                                    ------------
                                                                       2,484,453

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.1%
Dell, Inc. 1                                             126,700       3,799,733
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                      146,500       4,194,295
                                                                    ------------
                                                                       7,994,028

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Jabil Circuit, Inc. 1                                     44,000       1,631,960

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Yahoo!, Inc. 1                                            12,700    $    497,586
--------------------------------------------------------------------------------
IT SERVICES--0.2%
Computer Sciences Corp. 1                                  9,300         470,952
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Intel Corp.                                               52,900       1,320,384
--------------------------------------------------------------------------------
National Semiconductor Corp.                              19,600         509,208
                                                                    ------------
                                                                       1,829,592

--------------------------------------------------------------------------------
SOFTWARE--0.8%
Microsoft Corp.                                           76,200       1,992,630
--------------------------------------------------------------------------------
MATERIALS--2.5%
--------------------------------------------------------------------------------
CHEMICALS--1.7%
Dow Chemical Co. (The)                                    62,600       2,743,132
--------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                              15,200         646,000
--------------------------------------------------------------------------------
PPG Industries, Inc.                                      16,300         943,770
                                                                    ------------
                                                                       4,332,902

--------------------------------------------------------------------------------
METALS & MINING--0.4%
Phelps Dodge Corp.                                         6,800         978,316
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
MeadWestvaco Corp.                                        38,500       1,079,155
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
AT&T, Inc.                                               213,642       5,232,093
--------------------------------------------------------------------------------
Verizon Communications, Inc.                             138,400       4,168,608
                                                                    ------------
                                                                       9,400,701

--------------------------------------------------------------------------------
UTILITIES--2.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.1%
Progress Energy, Inc.                                     42,700       1,875,384
--------------------------------------------------------------------------------
TXU Corp.                                                 72,400       3,633,756
                                                                    ------------
                                                                       5,509,140
                                                                    ------------
Total Common Stocks (Cost $146,040,089)                              157,777,855

                                                       PRINCIPAL
                                                                          AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.2%
--------------------------------------------------------------------------------
Ace Securities Corp., Home Equity
Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.559%,
11/25/35 2                                          $    230,000         230,142
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                    530,000         520,280
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                    44,628          44,502
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                    94,976          94,487

                           10 | TOTAL RETURN PORTFOLIO

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES continued
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates: Continued
Series 2005-C, Cl. AF1, 4.196%,
6/25/35                                               $  272,735    $    271,296
Series 2005-D, Cl. AV2, 4.649%,
10/25/35 2                                               440,000         440,272
--------------------------------------------------------------------------------
CIT Equipment Collateral,
Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%,
11/20/06                                                 206,581         205,991
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                       70,000          68,713
--------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series
2002-B, Cl. FX, 10.421%, 3/22/07 3                       500,000         499,563
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 4.749%,
2/25/33 2                                                  8,112           8,128
Series 2005-7, Cl. AF1B, 4.317%,
11/25/35 2                                               330,561         328,838
Series 2005-16, Cl. 2AF2, 5.382%,
5/25/36 2                                                160,000         160,000
Series 2005-17, Cl. 1AF1, 4.58%,
12/27/35 2                                               330,000         329,989
Series 2005-17, Cl. 1AF2, 5.363%,
12/27/35 2                                               110,000         110,027
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2004-B, Cl. A2, 2.48%, 2/8/07                       6,111           6,111
Series 2004-C, Cl. A2, 2.62%, 6/8/07                     251,972         251,350
--------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity
Asset-Backed Security, Series 2004-3,
Cl. AF2, 3.80%, 7/25/34 2                                100,000          99,603
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Asset-Backed Certificates, Home
Equity Receivables, Series 2005-FF10,
Cl. A3, 4.589%, 11/25/35 2                               660,000         660,408
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%,
11/17/08                                                 380,000         375,434
Series 2005-B, Cl. A2, 3.78%, 9/15/07                    325,685         325,007
--------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations, Series 2005-1, Cl. A2,
3.21%, 5/21/07                                           153,076         152,657

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES continued
--------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1,
4.63%, 1/20/35 2                                      $  327,033    $    327,266
--------------------------------------------------------------------------------
Lehman XS Trust, Home Equity
Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%,
8/25/35 2                                                542,670         543,436
Series 2005-10, Cl. 2-A3B, 5.55%,
12/25/06                                                 300,000         299,953
--------------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%,
4/25/31 4                                              1,193,269       1,212,838
--------------------------------------------------------------------------------
MBNA Credit Card Master Note
Trust, Credit Card Receivables, Series
2003-C7, Cl. C7, 5.719%, 3/15/16 2                       690,000         731,850
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust,
Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                    360,000         358,893
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. AF2, 3.735%,
11/10/34 2                                               140,000         138,324
Series 2005-1, Cl. AF2, 3.914%,
5/25/35 2                                                100,000          98,623
Series 2005-2, Cl. AF2, 4.415%,
4/25/35 2                                                170,000         168,335
--------------------------------------------------------------------------------
Residential Asset Mortgage Products,
Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series
2004-RS7, Cl. AI3, 4.45%, 7/25/28                        350,000         348,241
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%,
3/26/35                                                  628,543         628,781
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Home Equity Obligations, Series
2003-25XS, Cl. A4, 4.51%, 8/25/33                        120,881         120,506
--------------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                     12,674          12,670
Series 2004-3, Cl. A2, 2.79%, 6/15/07                    116,897         116,711
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2,
2.47%, 1/22/07                                           118,449         118,253
--------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                            57,717          57,637

                           11 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES continued
--------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Home Equity Asset-Backed
Certificates, Series 2004-2, Cl. AI1B,
2.94%, 9/25/18 2                                      $   240,170    $   238,477
--------------------------------------------------------------------------------
Whole Auto Loan Trust,
Automobile Loan Receivable
Certificates, Series 2004-1, Cl. A2A,
2.59%, 5/15/07                                            179,132        178,471
                                                                     -----------
Total Asset-Backed Securities (Cost $10,912,389)                      10,882,063

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--32.0%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--26.6%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--26.3%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                             828,882        807,928
5%, 1/1/36 5                                            1,209,000      1,170,463
6%, 10/1/34                                             1,064,860      1,075,927
6.50%, 4/1/18-4/1/34                                      443,828        456,307
7%, 5/1/30-1/1/34                                       2,609,955      2,719,281
8%, 4/1/16                                                228,291        243,255
9%, 8/1/22-5/1/25                                          64,023         69,385
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Real Estate Mtg
Investment Conduit Multiclass
Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                          4,029          4,024
Series 2055, Cl. ZM, 6.50%, 5/15/28                       248,183        254,749
Series 2080, Cl. Z, 6.50%, 8/15/28                        159,031        163,009
Series 2387, Cl. PD, 6%, 4/15/30                          185,356        187,118
Series 2456, Cl. BD, 6%, 3/15/30                           58,288         58,408
Series 2500, Cl. FD, 4.869%, 3/15/32 2                     82,109         83,012
Series 2526, Cl. FE, 4.769%, 6/15/29 2                    114,297        115,121
Series 2551, Cl. FD, 4.769%, 1/15/33 2                     88,382         89,207
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 13.464%, 6/1/26 6                     171,616         36,530
Series 183, Cl. IO, 11.095%, 4/1/27 6                     267,589         55,667
Series 184, Cl. IO, 16.697%, 12/1/26 6                    287,847         56,919
Series 192, Cl. IO, 15.434%, 2/1/28 6                      73,151         14,953
Series 200, Cl. IO, 14.015%, 1/1/29 6                      86,915         18,895
Series 2003-118, Cl. S, 20.029%,
12/25/33 6                                              1,022,890        111,742
Series 2130, Cl. SC, 7.80%, 3/15/29 6                     207,576         15,479
Series 2796, Cl. SD, 12.62%, 7/15/26 6                    303,503         23,555
Series 2920, Cl. S, 14.307%, 1/15/35 6                  1,332,830         64,430
Series 3000, Cl. SE, 20.785%, 7/15/25 6                 1,403,955         51,309
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.49%,
6/1/26 7                                                   70,262         59,271

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                     $ 1,276,141    $ 1,264,720
5%, 1/1/36 5                                            7,621,000      7,385,222
5.50%, 3/1/33-1/1/34                                    7,724,912      7,670,679
5.50%, 1/1/21-1/1/36 5                                 22,691,000     22,556,661
6%, 11/1/17-11/1/32                                     4,619,588      4,714,851
6%, 1/1/36 5                                            2,183,000      2,203,466
6.50%, 4/1/24-11/1/31                                   1,214,629      1,251,914
6.50%, 1/1/36 5                                         4,081,000      4,186,853
7%, 11/1/17-2/25/22                                       993,813      1,025,104
7.50%, 5/1/07-3/1/33                                    1,653,221      1,734,318
8%, 3/1/17                                                  6,176          6,588
8.50%, 7/1/32                                              18,538         20,074
--------------------------------------------------------------------------------
Federal National Mortgage Assn
Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                      460,344        476,610
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                      434,625        448,565
Trust 1998-63, Cl. PG, 6%, 3/25/27                         13,499         13,467
Trust 2001-50, Cl. NE, 6%, 8/25/30                         97,139         97,708
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                    569,998        587,067
Trust 2001-70, Cl. LR, 6%, 9/25/30                        120,108        121,259
Trust 2001-72, Cl. NH, 6%, 4/25/30                         70,940         71,491
Trust 2001-74, Cl. PD, 6%, 5/25/30                         28,210         28,281
Trust 2002-77, Cl. WF, 4.77%, 12/18/32 2                  137,020        138,068
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                     662,000        676,463
Trust 2004-101, Cl. BG, 5%, 1/25/20                       452,000        446,076
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                   270,000        266,299
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 1993-223, Cl. PM, 1.635%,
10/25/23 6                                                240,849         24,421
Trust 2002-47, Cl. NS, 9.594%, 4/25/32 6                  360,139         29,040
Trust 2002-51, Cl. S, 9.762%, 8/25/32 6                   330,694         26,786
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 222, Cl. 2, 13.507%, 6/1/23 6                       569,858        135,189
Trust 240, Cl. 2, 15.612%, 9/1/23 6                       657,785        136,980
Trust 252, Cl. 2, 7.415%, 11/1/23 6                       441,827         97,565
Trust 273, Cl. 2, 14.618%, 8/1/26 6                       128,511         26,525
Trust 319, Cl. 2, 13.437%, 2/1/32 6                       131,136         29,733
Trust 321, Cl. 2, 8.269%, 3/1/32 6                      1,501,277        338,828
Trust 322, Cl. 2, 16.345%, 4/1/32 6                       500,298        106,831
Trust 329, Cl. 2, 11.44%, 1/1/33 6                        543,714        120,500
Trust 331, Cl. 9, (13.274)%, 2/1/33 6                     375,324         85,158
Trust 333, Cl. 2, 11.95%, 3/1/33 6                      1,683,619        377,270

                           12 | TOTAL RETURN PORTFOLIO

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 334, Cl. 17, 2.19%, 2/1/33 6                   $   244,719    $     54,227
Trust 338, Cl. 2, 10.333%, 6/1/33 6                    1,553,583         347,184
Trust 346, Cl. 2, 10.433%, 12/1/33 6                   1,265,056         280,517
Trust 350, Cl. 2, 12.285%, 2/1/34 6                    1,537,518         340,972
Trust 2001-65, Cl. S, 21.164%,
11/25/31 6                                               630,533          58,354
Trust 2001-81, Cl. S, 11.605%,
1/25/32 6                                                154,527          13,455
Trust 2002-52, Cl. SD, 6.658%,
9/25/32 6                                                410,129          33,756
Trust 2002-77, Cl. SH, 12.545%,
12/18/32 6                                               189,645          17,863
Trust 2002-84, Cl. SA, 21.481%,
12/25/32 6                                               544,349          52,187
Trust 2003-4, Cl. S, 20.563%, 2/25/33 6                  357,245          37,926
Trust 2004-54, Cl. DS, 6.243%,
11/25/30 6                                               321,008          18,481
Trust 2005-6, Cl. SE, 13.927%,
2/25/35 6                                                915,462          47,628
Trust 2005-19, Cl. SA, 12.727%,
3/25/35 6                                              3,428,774         190,890
Trust 2005-40, Cl. SA, 13.682%,
5/25/35 6                                                785,826          41,871
Trust 2005-71, Cl. SA, 19.968%,
8/25/25 6                                                896,665          53,583
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
5.779%, 9/25/23 7                                        169,393         142,190
                                                                    ------------
                                                                      68,663,658

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                                     189,324         197,757
7.50%, 1/15/09-6/15/24                                   343,365         361,061
8%, 5/15/17                                               90,828          97,230
8.50%, 8/15/17-12/15/17                                   82,640          89,181
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 3.873%,
1/16/27 6                                                339,397          23,371
Series 2002-15, Cl. SM, 0.947%,
2/16/32 6                                                389,344          27,073
Series 2002-76, Cl. SY, 5.13%,
12/16/26 6                                               764,715          33,532
Series 2004-11, Cl. SM, (0.493)%,
1/17/30 6                                                277,243          11,692
                                                                    ------------
                                                                         840,897

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-AGENCY--5.4%
--------------------------------------------------------------------------------
COMMERCIAL--4.9%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%,
12/10/42                                              $  410,000    $    397,239
Series 2005-2, Cl. A4, 4.783%, 7/10/43 2                 600,000         589,089
Series 2005-3, Cl. A2, 4.501%, 7/10/43                   490,000         478,426
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                   498,559         499,100
--------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34 2                 10,206          10,203
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                   369,827         375,606
--------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage
Securities, Inc., Commercial Mtg
Obligations, Series 2005-PWR7,
Cl. A2, 4.945%, 2/11/41                                  210,000         207,691
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Commercial Mtg. Obligations,
Series 2005-CD1, Cl. A4, 5.225%,
7/15/44                                                  520,000         525,745
--------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.559%,
10/25/34 2                                               122,218         122,313
Series 2005-J3, Cl. 3A1, 6.50%,
9/25/34                                                  773,663         783,442
--------------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D,
7.674%, 4/29/39 2,3                                      350,000         351,750
--------------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through
Certificates, Series 1998-C2, Cl. A2,
6.56%, 11/18/35                                          307,927         316,672
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                  320,000         314,588
Series 2005-CA, Cl. A3, 4.578%,
6/10/48                                                  170,000         165,471
Series 2005-C3, Cl. A2, 4.853%,
7/10/45                                                  280,000         278,144
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%,
7/15/29                                                  191,425         195,785
Series 2004-C3, Cl. A4, 4.547%,
12/10/41                                                 260,000         251,835

                           13 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Greenwich Capital Commercial
Funding Corp., Commercial Mtg
Pass-Through Certificates:
Series 2005-G G3, Cl. A2, 4.305%,
8/10/42                                             $    340,000    $    331,290
Series 2005-G G5, Cl. A2, 5.117%,
4/10/37                                                  300,000         300,916
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%,
10/10/28                                                 294,670         285,572
Series 2004-GG2, Cl. A3, 4.602%,
8/10/38                                                  200,000         197,551
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2005-LDP2,
Cl. A2, 4.575%, 7/15/42                                  120,000         117,626
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                          340,000         337,773
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                     569,625         572,750
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                1,326,445       1,320,396
--------------------------------------------------------------------------------
Mastr Seasoned Securities Trust,
Mtg. Pass-Through Certificates,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                    863,408         871,773
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                           380,000         392,977
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                                  251,000         274,595
--------------------------------------------------------------------------------
Residential Accredit Loans, Inc.,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                           307,074         307,667
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust, Commercial Mtg
Obligations:
Series 2005-C17, Cl. A2, 4.782%,
3/15/42                                                  590,000         583,492
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 2               340,000         337,770
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1,
4.681%, 5/25/35 2                                        457,493         457,164

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Wells Fargo Mortgage-Backed
Securities Trust, CMO, Series
2004-DD, Cl. 2A1, 4.522%, 1/25/35 2                 $    227,323    $    226,627
                                                                    ------------
                                                                      12,779,038

--------------------------------------------------------------------------------
OTHER--0.2%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2005-LDP4, Cl
A2, 4.79%, 10/15/42                                      400,000         394,909
--------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan
Trust, CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                           853,660         868,867
                                                                    ------------
Total Mortgage-Backed Obligations
(Cost $83,936,641)                                                    83,547,369

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.5%
--------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%,
10/5/07 8                                                435,000         401,155
--------------------------------------------------------------------------------
Federal National Mortgage Assn
Unsec. Nts.:
6%, 5/15/11                                              350,000         370,597
7.25%, 5/15/30 9                                         335,000         444,791
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                           705,000         669,135
Series A, 6.79%, 5/23/12                               3,937,000       4,362,661
--------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31                      27,000          30,337
--------------------------------------------------------------------------------
U.S. Treasury Nts., 4.375%,
11/15/08-12/15/10                                        269,000         269,179
                                                                    ------------
Total U.S. Government Obligations
(Cost $6,686,297)                                                      6,547,855

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
United Mexican States Nts., 7.50%,
1/14/12 (Cost $503,365)                                  480,000         536,400

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.7%
--------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                                   595,000         597,381
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs.,
5/1/31                                                   320,000         315,674
--------------------------------------------------------------------------------
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B, 4/1/08                        255,000         270,300
--------------------------------------------------------------------------------
Allstate Financial Global Funding II,
4.25% Nts., 9/10/08 3                                    120,000         118,022
--------------------------------------------------------------------------------
Archer Daniels Midland Co.,
5.375% Nts., 9/15/35                                     280,000         269,540
--------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125%
Sr. Unsec. Nts., 5/1/12                                  365,000         422,263

                           14 | TOTAL RETURN PORTFOLIO

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES continued
--------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec
Sub. Nts., 5/1/08                                   $     50,000    $     52,678
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual
Bonds 10                                                 440,000         443,032
--------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr
Unsec. Nts., 7/15/15                                     275,000         265,031
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc,
7.30% Unsec. Nts., 10/15/06                               96,000          97,572
--------------------------------------------------------------------------------
British Telecommunications plc,
8.875% Bonds, 12/15/30                                   235,000         315,346
--------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%
Sr. Nts., Series B, 9/1/10                               285,000         306,033
--------------------------------------------------------------------------------
Chancellor Media CCU, 8%
Sr. Unsec. Nts., 11/1/08                                 510,000         542,549
--------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec
Unsub. Nts., 4/2/12                                      215,000         244,144
--------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub.
Nts., 6/15/32                                            215,000         243,752
--------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts.,
9/15/06                                                  300,000         302,129
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.,
7.60% Unsec. Nts., 4/1/32                                355,000         428,417
--------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50%
Nts., Series A, 6/15/10                                  290,000         281,777
--------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%
Unsec. Nts., 1/15/10                                     565,000         547,444
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA),
5.50% Nts., 8/15/13                                      565,000         577,244
--------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts.,
1/15/14                                                  245,000         245,437
--------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp.,
8% Nts., 6/15/10                                         460,000         503,547
--------------------------------------------------------------------------------
Dana Corp., 6.50% Unsec. Nts.,
3/1/09                                                   345,000         277,725
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub
Debs., 4/15/31                                           355,000         419,119
--------------------------------------------------------------------------------
Deutsche Telekom International
Finance BV, 8.50% Unsub. Nts.,
6/15/10 2                                                330,000         374,495
--------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125%
Sr. Unsub. Nts., 6/15/10                                 390,000         433,884
--------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub
Nts., 6/1/06                                             270,000         271,757
--------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec
Nts., 8/1/10                                             400,000         442,217
--------------------------------------------------------------------------------
Federated Department Stores, Inc.,
6.625% Sr. Unsec. Nts., 9/1/08                           335,000         347,391
--------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts.,
4/1/07                                                   565,000         549,750

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A,
11/15/06                                            $    225,000    $    225,856
7.375% Sr. Unsub. Nts., Series C,
11/15/31                                                 260,000         307,757
--------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                           640,000         558,668
7.375% Nts., 10/28/09                                    110,000          97,635
--------------------------------------------------------------------------------
France Telecom SA, 8.50% Sr. Unsec
Nts., 3/1/31 2                                            75,000         100,374
--------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                      335,000         342,439
9.55% Unsub. Nts., 12/15/08 2                             69,000          76,729
--------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts.,
11/30/07                                                 405,000         397,243
--------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                       820,000         774,756
8% Bonds, 11/1/31                                        380,000         364,959
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
5.70% Sr. Unsec. Nts., 9/1/12                            765,000         788,023
--------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%
Sr. Unsec. Bonds, 6/1/15                                 275,000         270,653
--------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts.,
6/1/06                                                   245,000         248,234
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec
Nts., 2/15/11                                            230,000         252,323
--------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec
Nts., 7/15/13                                            545,000         527,390
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375%
Sr. Sec. Nts., 11/14/08 2                                265,000         278,913
--------------------------------------------------------------------------------
iStar Financial, Inc.:
5.125% Sr. Unsec. Nts., Series B,
4/1/11                                                   165,000         160,956
5.15% Sr. Unsec. Nts., 3/1/12                            200,000         193,942
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.),
7.40% Nts., 4/1/37                                       485,000         544,274
--------------------------------------------------------------------------------
JPMorgan Chase Capital XV, 5.875%
Sub. Nts., Series O,
3/15/35                                                  385,000         384,107
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
6.50% Sr. Nts., 1/15/14                                  275,000         264,365
--------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub
Nts., 2/1/14                                             335,000         317,536
--------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec
Nts., 9/1/12                                             300,000         318,245
--------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                    410,000         411,803
--------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec
Nts., 4/1/11                                             600,000         629,945
--------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09                                        495,000         461,027
--------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts.,
3/1/13                                                   265,000         267,107

                           15 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Liberty Media Corp., 5.70%
Sr. Unsec. Nts., 5/15/13                            $    285,000    $    266,977
--------------------------------------------------------------------------------
Liberty Property Trust, 5.65%
Sr. Nts., 8/15/14                                        275,000         278,982
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.,
5.875% Sr. Unsec. Bonds, 8/1/33                          345,000         331,354
--------------------------------------------------------------------------------
May Department Stores Co., 7.90%
Unsec. Debs., 10/15/07                                   180,000         187,485
--------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F,
3/15/12                                                  410,000         462,375
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5%
Sr. Unsub. Nts., Series C, 2/3/14                        555,000         548,990
--------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts.,
6/15/35                                                  275,000         277,003
--------------------------------------------------------------------------------
MidAmerican Energy Holdings Co.,
5.875% Sr. Unsec. Nts., 10/1/12                          460,000         475,545
--------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                       260,000         279,824
--------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts.,
12/15/11                                                  40,000          42,377
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                       235,000         245,332
6.25% Sr. Unsec. Nts., 11/15/11                           20,000          21,076
--------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                       45,000          44,358
7.875% Sr. Unsec. Nts., 11/15/10                         475,000         526,822
--------------------------------------------------------------------------------
Pemex Project Funding Master
Trust, 5.75% Unsec. Unsub. Nts.,
Series 12, 12/15/15 3                                    435,000         433,369
--------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV,
4.623% Sr. Nts., Cl. A1, 6/15/10 3                       829,000         821,649
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 3                      202,030         191,967
--------------------------------------------------------------------------------
Popular North America, Inc.,
5.20% Nts., 12/12/07                                     535,000         534,726
--------------------------------------------------------------------------------
Portland General Electric Co.,
8.125% First Mortgage Nts., 2/1/10 3                     235,000         259,604
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 3                              510,000         648,003
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25                                       500,000         648,907
--------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75%
Unsec. Nts., 4/16/07                                     315,000         327,600
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES continued
--------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec
Nts., 4/15/06                                       $    135,000    $    135,709
--------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts.,
11/16/07                                                 380,000         380,747
--------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts.,
9/15/09                                                  370,000         395,505
--------------------------------------------------------------------------------
SBC Communications, Inc., 5.30%
Nts., 11/15/10                                           395,000         396,617
--------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec
Unsub. Nts., 3/1/10                                      385,000         423,288
--------------------------------------------------------------------------------
Simon Property Group LP, 5.375%
Nts., 6/1/11 3                                           395,000         396,385
--------------------------------------------------------------------------------
Socgen Real Estate LLC,
7.64% Bonds 2,3,10                                        20,000          20,817
--------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts.,
3/15/32                                                  340,000         452,574
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.375% Nts., 5/1/07                     370,000         379,250
--------------------------------------------------------------------------------
TCI Communications, Inc., 9.80%
Sr. Unsec. Debs., 2/1/12                                 515,000         622,027
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP:
8.375% Sr. Nts., 7/15/33                                 195,000         231,030
10.15% Sr. Nts., 5/1/12                                  185,000         225,515
--------------------------------------------------------------------------------
Travelers Property Casualty Corp.,
3.75% Sr. Unsec. Nts., 3/15/08                           405,000         395,206
--------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                     335,000         340,679
--------------------------------------------------------------------------------
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 11/1/08                       445,000         454,537
6.125% Unsec. Unsub. Nts., 1/15/09                        60,000          61,365
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                   340,000         340,565
--------------------------------------------------------------------------------
Univision Communications, Inc.,
3.50% Sr. Unsec. Nts., 10/15/07                          425,000         412,455
--------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                      270,000         261,087
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                    240,000         260,701
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec
Unsub. Nts., 6/15/07                                     520,000         523,817
--------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec
Nts., 4/15/06                                            580,000         585,701
                                                                    ------------

Total Non-Convertible Corporate
Bonds and Notes (Cost $35,626,519)                                    35,620,811

                           16 | TOTAL RETURN PORTFOLIO

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
--------------------------------------------------------------------------------
Undivided interest of 0.05% in joint repurchase agreement (Principal
Amount/Value $1,414,200,000, with a maturity value of $1,414,844,247) with UBS
Warburg LLC, 4.10%, dated 12/30/05, to be repurchased at $642,292 on 1/3/06, collateralized by Federal Home Loan Mortgage Corp., 5%, 1/1/35, with a value of
$157,513,104 and Federal National Mortgage Assn., 5%--5.50%, 3/1/34--10/1/35,
with a value of
$1,301,420,187 (Cost $642,000)                   $   642,000      $     642,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $284,347,300)                                    113.4%       295,554,353
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                        (13.4)       (34,820,386)
                                                 -------------------------------
NET ASSETS                                             100.0%     $ 260,733,967
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Directors. These securities amount to $3,741,129 or 1.43% of the Portfolio's net assets as of December 31, 2005.

4. Illiquid security. The aggregate value of illiquid securities as of December
31, 2005 was $1,212,838, which represents 0.47% of the Portfolio's net assets.
See Note 7 of Notes to Financial Statements.

5. When-issued security or forward commitment to be delivered and settled after
December 31, 2005. See Note 1 of Notes to Financial Statements.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,668,867 or 1.41% of the Portfolio's net assets as of December 31, 2005.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $201,461 or 0.08% of the Portfolio's net assets as of
December 31, 2005.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $245,631. See Note 5 of Notes to Financial
Statements.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           17 | TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $284,347,300)--see accompanying statement of investments                    $ 295,554,353
----------------------------------------------------------------------------------------------------------------------
Cash                                                                                                           50,281
----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                                       6,045
----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $3,401,852 sold on a when-issued basis or forward commitment)                   8,520,000
Interest, dividends and principal paydowns                                                                  1,099,777
Futures margins                                                                                                 3,348
Shares of capital stock sold                                                                                    2,902
Other                                                                                                           8,268
                                                                                                        --------------
Total assets                                                                                              305,244,974

----------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $39,100,388 purchased on a when-issued basis or forward commitment)       44,142,054
Shares of capital stock redeemed                                                                              282,484
Directors' compensation                                                                                        10,328
Shareholder communications                                                                                      6,654
Transfer and shareholder servicing agent fees                                                                     860
Other                                                                                                          68,627
                                                                                                        --------------
Total liabilities                                                                                          44,511,007

----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                              $ 260,733,967
                                                                                                        ==============
----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                    $     190,579
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                361,571,623
----------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                           6,758,267
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                           (119,104,081)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                 11,317,579
                                                                                                        --------------
NET ASSETS--applicable to 190,579,182 shares of capital stock outstanding                               $ 260,733,967
                                                                                                        ==============

----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                $        1.37

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           18 | TOTAL RETURN PORTFOLIO

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $  4,828,674
--------------------------------------------------------------------------------
Dividends                                                             3,563,894
                                                                   -------------
Total investment income                                               8,392,568

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,734,830
--------------------------------------------------------------------------------
Custodian fees and expenses                                              71,781
--------------------------------------------------------------------------------
Accounting service fees                                                  15,000
--------------------------------------------------------------------------------
Shareholder communications                                               10,202
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                            10,027
--------------------------------------------------------------------------------
Directors' compensation                                                   8,488
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    49,543
                                                                   -------------
Total expenses                                                        1,901,371
Less reduction to custodian expenses                                     (1,614)
                                                                   -------------
Net expenses                                                          1,899,757

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 6,492,811

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                          11,481,518
Closing and expiration of futures contracts                             902,366
Foreign currency transactions                                              (204)
Swap contracts                                                          (55,454)
                                                                   -------------
Net realized gain                                                    12,328,226
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          (6,874,146)
Futures contracts                                                       (48,703)
Swap contracts                                                          (11,232)
                                                                   -------------
Net change in unrealized appreciation                                (6,934,081)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 11,886,956
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           19 | TOTAL RETURN PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                              2005              2004
------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                       $   6,492,811     $   6,218,144
------------------------------------------------------------------------------------------------------------
Net realized gain                                                              12,328,226        17,929,375
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                          (6,934,081)        3,563,783
                                                                            --------------------------------
Net increase in net assets resulting from operations                           11,886,956        27,711,302

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                           (7,041,519)       (6,755,713)

------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions          (47,000,208)      (45,988,217)

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total decrease                                                                (42,154,771)      (25,032,628)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                           302,888,738       327,921,366
                                                                            --------------------------------
End of period (including accumulated net investment income of $6,758,267
and $6,831,311, respectively)                                               $ 260,733,967     $ 302,888,738
                                                                            ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           20 | TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                           2005          2004           2003         2002        2001
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $1.34         $1.25         $ 1.07      $  1.29      $ 1.45
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .03 1         .03 1          .03          .04         .04
Net realized and unrealized gain (loss)                            .03           .09            .19         (.22)       (.14)
                                                                 -------------------------------------------------------------
Total from investment operations                                   .06           .12            .22         (.18)       (.10)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.03)         (.03)          (.04)        (.04)       (.06)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.37         $1.34         $ 1.25      $  1.07      $ 1.29
                                                                 =============================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                4.78%         9.47%         21.10%      (14.45)%     (6.94)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $ 261         $ 303         $  328      $   313      $  446
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                                 $ 277         $ 311         $  313      $   370      $  509
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             2.34%         2.00%          2.15%        2.79%       2.33%
Total expenses                                                    0.69%         0.66%          0.67%        0.66%       0.65%
Expenses after waivers and reduction to custodian expenses        0.68%         0.66%          0.67%        0.66%       0.65%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            149% 4        144% 4         292%         149%        108%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
      --------------------------------------------------------------------------
      Year Ended December 31, 2005            $557,799,525         $563,615,189
      Year Ended December 31, 2004             739,617,290          758,374,784

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           21 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Total Return Portfolio (the Portfolio) is a series of Panorama Series Fund,
Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Portfolio's investment advisor is
OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00
P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on
National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing
"bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the
Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and
"asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued.
Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type"
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31,
2005, the Portfolio had purchased $39,100,388 of securities issued on a when-issued basis or forward commitment and sold $3,401,852 of securities issued on a when-issued basis or forward commitment.

                           22 | TOTAL RETURN PORTFOLIO

In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New
York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

                           23 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES continued

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                             NET UNREALIZED
                                                                               APPRECIATION
                                                                           BASED ON COST OF
                                                                             SECURITIES AND
           UNDISTRIBUTED   UNDISTRIBUTED               ACCUMULATED        OTHER INVESTMENTS
          NET INVESTMENT       LONG-TERM                      LOSS       FOR FEDERAL INCOME
                  INCOME            GAIN    CARRYFORWARD 1,2,3,4,5             TAX PURPOSES
          ---------------------------------------------------------------------------------

              $6,772,019             $--              $118,973,832              $11,181,700

1. As of December 31, 2005, the Portfolio had $118,972,669 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:

                       EXPIRING
                       ------------------------------
                       2009              $ 48,948,778
                       2010                70,023,891
                                         ------------
                       Total             $118,972,669
                                         ============

2. The Portfolio had $204 of post-October foreign currency losses which were deferred.

3. The Portfolio had $959 of straddle losses which were deferred.

4. During the fiscal year ended December 31, 2005, the Portfolio utilized
$11,808,822 of capital loss carryforward to offset capital gains realized in that fiscal year.

5. During the fiscal year ended December 31, 2004, the Portfolio utilized
$17,313,646 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for December 31, 2005.
Net assets of the Portfolio were unaffected by the reclassifications.

                 INCREASE TO              INCREASE TO
                 ACCUMULATED          ACCUMULATED NET
                 NET INVESTMENT         REALIZED LOSS
                 INCOME                ON INVESTMENTS
                 ------------------------------------
                 $475,664                    $475,664

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                                        YEAR ENDED               YEAR ENDED
                                                 DECEMBER 31, 2005        DECEMBER 31, 2004
                 --------------------------------------------------------------------------

                 Distributions paid from:
                 Ordinary income                        $7,041,519               $6,755,713

                           24 | TOTAL RETURN PORTFOLIO

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities           $ 284,363,195
            Federal tax cost of other investments      (32,518,146)
                                                     --------------
            Total federal tax cost                   $ 251,845,049
                                                     ==============

            Gross unrealized appreciation            $  16,132,675
            Gross unrealized depreciation               (4,950,975)
                                                     --------------
            Net unrealized appreciation              $  11,181,700
                                                     ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio. The Reduction to
Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                           25 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                             YEAR ENDED DECEMBER 31, 2005     YEAR ENDED DECEMBER 31, 2004
                                                  SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------

Sold                                           1,145,155     $  1,511,828       1,689,841     $  2,138,861
Dividends and/or distributions reinvested      5,416,553        7,041,519       5,404,571        6,755,713
Redeemed                                     (41,964,727)     (55,553,555)    (43,457,996)     (54,882,791)
                                             --------------------------------------------------------------
Net decrease                                 (35,403,019)    $(47,000,208)    (36,363,584)    $(45,988,217)
                                             ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                                  PURCHASES             SALES
              ---------------------------------------------------------------
              Investment securities            $398,500,033      $422,082,960
              U.S. government and
              government agency
              obligations                         7,390,872        13,699,021
              To Be Announced (TBA)
              mortgage-related securities       557,799,525       563,615,189

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.625% of the first $600 million of average daily net assets of the Portfolio and 0.45% of average daily net assets in excess of $600 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a per account fee. For the year ended December 31, 2005, the
Portfolio paid $10,000 to OFS for services to the Portfolio. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of
$10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

                           26 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices
(financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin)
are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities.
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The
Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2005, the Portfolio had outstanding futures contracts as follows:

                                                                                         UNREALIZED
                                  EXPIRATION      NUMBER OF       VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                   DATES      CONTRACTS     DECEMBER 31, 2005     (DEPRECIATION)
----------------------------------------------------------------------------------------------------

CONTRACTS TO PURCHASE
U.S. Long Bonds                      3/22/06             86          $  9,820,125          $178,186
                                                                                           ---------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr          3/8/06              9             1,298,211            (9,877)
U.S. Treasury Nts., 2 yr             3/31/06            146            29,957,375            (2,104)
U.S. Treasury Nts., 5 yr             3/22/06             20             2,126,875            (4,556)
U.S. Treasury Nts., 10 yr            3/22/06             82             8,971,313           (57,168)
                                                                                           ---------
                                                                                            (73,705)
                                                                                           ---------
                                                                                           $104,481
                                                                                           =========

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Portfolio at termination or settlement is combined and separately disclosed as an asset
(liability) on the Statement of Assets and Liabilities. The Portfolio also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain (loss) on the Statement of Operations. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

                           27 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS Continued

As of December 31, 2005, the Portfolio had entered into the following total return swap agreements:

SWAP                                                                                       NOTIONAL     TERMINATION     UNREALIZED
COUNTERPARTY          SWAP DESCRIPTION                                                       AMOUNT            DATE   APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------

                      Received or paid monthly. If the sum of the Lehman
                      Brothers CMBS Index Payer Payment Amount and the Floating
                      Rate Payer Payment Amount is positive, the Counterparty
                      will pay such amount to the Funds. If the
Goldman Sachs         sums are negative, then the Fund shall pay the absolute
Group, Inc. (The)     value of such amount to the Counterparty                           $2,140,000          6/1/06         $6,045

Abbreviations are as follows:

CMBS          Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the
Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds.
This complaint, initially filed in the U.S. District Court for the Southern
District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                           28 | TOTAL RETURN PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL GROWTH
FUND/VA:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer International Growth Fund/VA, a series of Panorama Series Fund,
Inc., including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer International Growth Fund/VA as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
-------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006

                  22 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--10.5%
Anglo Irish Bank Corp.                                 308,360       $ 4,680,142
--------------------------------------------------------------------------------
Commerzbank AG                                          40,687         1,262,994
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                          88,625         2,552,400
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                   288,000         1,727,326
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                       341         4,658,703
--------------------------------------------------------------------------------
National Australia Bank Ltd.                            24,602           586,591
--------------------------------------------------------------------------------
Royal Bank of Scotland Group
plc (The)                                              117,017         3,533,280
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                 17,490         2,151,386
--------------------------------------------------------------------------------
UniCredito Italiano SpA 4                              179,100         1,234,046
--------------------------------------------------------------------------------
UniCredito Italiano SpA 4                               97,050           666,402
                                                                     -----------
                                                                      23,053,270

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Mediobanca SpA                                          59,800         1,141,954
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
Collins Stewart Tullett plc                            326,955         3,347,009
--------------------------------------------------------------------------------
MLP AG                                                  24,157           502,776
                                                                     -----------
                                                                       3,849,785

--------------------------------------------------------------------------------
INSURANCE--1.6%
Allianz AG                                              11,658         1,765,945
--------------------------------------------------------------------------------
AMP Ltd.                                               293,390         1,648,973
                                                                     -----------
                                                                       3,414,918

--------------------------------------------------------------------------------
REAL ESTATE--2.3%
Solidere, GDR 1                                         25,380           431,460
--------------------------------------------------------------------------------
Solidere, GDR 1,2                                      100,420         1,707,140
--------------------------------------------------------------------------------
Sumitomo Realty &
Development Co. Ltd.                                   131,000         2,877,386
                                                                     -----------
                                                                       5,015,986

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Housing Development
Finance Corp. Ltd.                                      46,600         1,250,054
--------------------------------------------------------------------------------
HEALTH CARE--12.0%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
Art Advanced Research
Technologies, Inc. 1                                    42,800            23,564
--------------------------------------------------------------------------------
Essilor International SA                                20,530         1,657,625
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                    128,500           645,371
--------------------------------------------------------------------------------
Safilo SpA 1                                           255,200         1,462,308
--------------------------------------------------------------------------------
Synthes, Inc.                                            9,805         1,101,342
--------------------------------------------------------------------------------
Terumo Corp.                                            50,800         1,510,337
--------------------------------------------------------------------------------
William Demant Holding AS 1                             58,700         3,246,104
                                                                     -----------
                                                                       9,646,651

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Nicox SA 1                                             237,210           991,335

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS--7.2%
Astellas Pharma, Inc.                                   19,300       $   748,797
--------------------------------------------------------------------------------
AstraZeneca plc                                          7,280           354,337
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                     24,646           622,903
--------------------------------------------------------------------------------
H. Lundbeck AS                                          17,900           370,668
--------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,3                             210,000         1,372,950
--------------------------------------------------------------------------------
NeuroSearch AS 1                                        40,900         1,113,036
--------------------------------------------------------------------------------
Novogen Ltd. 1                                       1,089,513         3,977,637
--------------------------------------------------------------------------------
Roche Holdings AG                                        9,223         1,384,801
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                       26,185         2,294,020
--------------------------------------------------------------------------------
Schering AG                                              6,467           432,961
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                     36,000           507,025
--------------------------------------------------------------------------------
SkyePharma plc 1                                       709,442           607,242
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                          27,100         1,466,045
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.,
Sponsored ADR                                           12,200           524,722
                                                                     -----------
                                                                      15,777,144

--------------------------------------------------------------------------------
INDUSTRIALS--13.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Empresa Brasileira de Aeronautica SA,
Preference                                             400,126         3,927,166
--------------------------------------------------------------------------------
AIRLINES--1.0%
easyJet plc 1                                          326,316         2,122,180
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.7%
BTG plc 1                                              387,444         1,453,173
--------------------------------------------------------------------------------
Capita Group plc                                       388,510         2,785,671
--------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                       50,600         1,157,366
--------------------------------------------------------------------------------
Randstad Holding NV                                     13,300           577,713
                                                                     -----------
                                                                       5,973,923

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.2%
Koninklijke Boskalis Westminster NV                     12,597           838,885
--------------------------------------------------------------------------------
Leighton Holdings Ltd.                                  69,391           909,566
--------------------------------------------------------------------------------
Vinci SA                                                11,690         1,005,456
                                                                     -----------
                                                                       2,753,907

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.8%
ABB Ltd. 1                                             477,357         4,631,712
--------------------------------------------------------------------------------
Ushio, Inc.                                             67,000         1,576,466
                                                                     -----------
                                                                       6,208,178

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.5%
Aalberts Industries NV                                  63,878         3,391,772
--------------------------------------------------------------------------------
Siemens AG                                              23,333         1,999,135
                                                                     -----------
                                                                       5,390,907

--------------------------------------------------------------------------------
MACHINERY--0.6%
Hyundai Heavy Industries Co. Ltd.                       16,713         1,267,369

                  8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                                              VALUE
                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS--0.7%
Bunzl plc                                                 134,560     $   1,477,028
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.9%
------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
Nokia Oyj                                                  59,400         1,086,495
------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
B Shares                                                1,314,900         4,518,443
                                                                      --------------
                                                                          5,604,938

------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.6%
Benq Corp.                                              1,817,000         1,750,005
------------------------------------------------------------------------------------
Logitech International SA 1                                35,679         1,671,250
                                                                      -------------
                                                                          3,421,255

------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.3%
Electrocomponents plc                                      31,430           151,951
------------------------------------------------------------------------------------
Hoya Corp.                                                 53,900         1,948,954
------------------------------------------------------------------------------------
Keyence Corp.                                               6,900         1,980,980
------------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                            63,307         2,066,128
------------------------------------------------------------------------------------
Nidec Corp.                                                30,300         2,607,031
------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                            121,000         2,670,739
------------------------------------------------------------------------------------
Omron Corp.                                                39,686           919,310
------------------------------------------------------------------------------------
Tandberg ASA                                              238,100         1,451,733
                                                                      --------------
                                                                         13,796,826

------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Yahoo Japan Corp.                                             634           962,276
------------------------------------------------------------------------------------
IT SERVICES--1.4%
Infosys Technologies Ltd.                                  37,822         2,519,015
------------------------------------------------------------------------------------
United Internet AG                                         16,047           615,914
                                                                      --------------
                                                                          3,134,929

------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Canon, Inc.                                                43,500         2,557,919
------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
ASM International NV 1                                     72,600         1,221,132
------------------------------------------------------------------------------------
Samsung Electronics Co.                                     1,773         1,142,091
                                                                      --------------
                                                                          2,363,223

------------------------------------------------------------------------------------
SOFTWARE--2.4%
Autonomy Corp. plc 1                                      229,536         1,545,102
------------------------------------------------------------------------------------
Business Objects SA 1                                      20,270           820,476
------------------------------------------------------------------------------------
Enix Corp.                                                 28,900           813,776
------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                          13,000         1,580,202
------------------------------------------------------------------------------------
UbiSoft Entertainment SA 1                                  9,915           471,411
                                                                      --------------
                                                                          5,230,967

                                                                              VALUE
                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------
MATERIALS--5.5%
------------------------------------------------------------------------------------

CHEMICALS--2.0%
Filtrona plc                                              178,875     $     877,095
------------------------------------------------------------------------------------
Nufarm Ltd.                                               122,383         1,038,946
------------------------------------------------------------------------------------
Sika AG 1                                                   1,679         1,392,725
------------------------------------------------------------------------------------
Syngenta AG 1                                               8,780         1,092,447
                                                                      --------------
                                                                          4,401,213

------------------------------------------------------------------------------------
METALS & MINING--3.5%
Companhia Vale do Rio Doce,
Sponsored ADR                                              72,700         2,635,375
------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                              20,500         3,019,518
------------------------------------------------------------------------------------
Rio Tinto plc                                              45,540         2,080,221
                                                                      --------------
                                                                          7,735,114

------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.7%
------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.7%
KDDI Corp.                                                    392         2,260,224
------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                   22,230           451,047
------------------------------------------------------------------------------------
Vodafone Group plc                                      1,458,471         3,149,151
                                                                      --------------
                                                                          5,860,422

------------------------------------------------------------------------------------
UTILITIES--0.6%
------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj                                                 69,400         1,301,450
                                                                      --------------
Total Common Stocks (Cost $171,213,158)                                 217,029,592

------------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.,
Preference1 (Cost $337,687)                               360,333           198,385

                                                        PRINCIPAL
                                                                          AMOUNT
------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.9%
------------------------------------------------------------------------------------

Undivided interest of 0.29% in joint repurchase
agreement (Principal Amount/Value $1,414,200,000,
with a maturity value of $1,414,844,247) with
UBS Warburg LLC, 4.10%, dated 12/30/05, to be
repurchased at $4,120,876 on 1/3/06, collateralized
by Federal Home Loan Mortgage Corp., 5%, 1/1/35,
with a value of $157,513,104 and Federal National
Mortgage Assn., 5%--5.50%, 3/1/34--10/1/35,
with a value of $1,301,420,187
(Cost $4,119,000)                                   $   4,119,000         4,119,000

------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $175,669,845)                                         101.0%      221,346,977
------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                        (1.0)       (2,198,318)
                                                    --------------------------------
NET ASSETS                                                  100.0%    $ 219,148,659
                                                    ================================

                  9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Directors. These securities amount to $1,707,140 or 0.78% of the Fund's net assets as of December 31, 2005.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $1,372,950, which represents
0.63% of the Fund's net assets, all of which is considered restricted. See Note
6 of Notes to Financial Statements.

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

--------------------------------------------------------------------------------
GEOGRAPHIC HOLDINGS UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                   VALUE          PERCENT
-----------------------------------------------------------------------------
Japan                                          $ 42,096,974             19.0%
United Kingdom                                   35,278,641             15.9
France                                           24,476,986             11.1
Switzerland                                      17,617,634              8.0
Germany                                          13,892,140              6.3
Australia                                        11,444,609              5.2
The Netherlands                                   8,585,481              3.9
Italy                                             8,238,291              3.7
Sweden                                            8,174,954              3.7
India                                             7,335,504              3.3
Brazil                                            6,562,541              3.0
United States                                     5,669,630              2.6
Korea, Republic of South                          5,274,244              2.4
Denmark                                           4,729,808              2.1
Ireland                                           4,680,142              2.1
South Africa                                      3,019,518              1.4
Spain                                             3,002,111              1.3
Finland                                           2,702,464              1.2
Lebanon                                           2,138,600              1.0
Mexico                                            1,972,250              0.9
Taiwan                                            1,750,005              0.8
Norway                                            1,451,733              0.6
Israel                                              524,722              0.2
Bermuda                                             506,046              0.2
Canada                                              221,949              0.1
                                               ------------------------------
Total                                          $221,346,977            100.0%
                                               ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------

Investments, at value (cost $175,669,845)--see accompanying statement of investments     $ 221,346,977
-------------------------------------------------------------------------------------------------------
Cash                                                                                            20,347
-------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $49,509)                                                         50,039
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                            4,847
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                   276,949
Interest and dividends                                                                         171,719
Other                                                                                            5,663
                                                                                         --------------
Total assets                                                                               221,876,541

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                            5,695
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                        2,206,856
Shares of capital stock redeemed                                                               444,548
Distribution and service plan fees                                                               9,309
Shareholder communications                                                                       8,957
Directors' compensation                                                                          7,116
Foreign capital gains tax                                                                        4,670
Transfer and shareholder servicing agent fees                                                    1,730
Other                                                                                           39,001
                                                                                         --------------
Total liabilities                                                                            2,727,882

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 219,148,659
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                     $     148,227
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 215,268,576
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (230,394)
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (41,700,941)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                           45,663,191
                                                                                         --------------
NET ASSETS                                                                               $ 219,148,659
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $203,172,164 and 137,761,244 shares of capital stock outstanding) $1.47
-------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net
assets of $15,976,495 and 10,465,831 shares of capital stock outstanding)                        $1.53

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  11 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------

Dividends (net of foreign withholding taxes of $247,926)                  $  2,287,044
---------------------------------------------------------------------------------------
Interest                                                                       118,416
                                                                          -------------
Total investment income                                                      2,405,460

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                              1,284,540
---------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                              33,995
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                              10,142
Service shares                                                                  10,040
---------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                              13,316
Service shares                                                                   1,539
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                     35,295
---------------------------------------------------------------------------------------
Directors' compensation                                                          6,680
---------------------------------------------------------------------------------------
Administration service fees                                                      1,500
---------------------------------------------------------------------------------------
Other                                                                           46,369
                                                                          -------------
Total expenses                                                               1,443,416
Less reduction to custodian expenses                                            (2,494)
                                                                          -------------
Net expenses                                                                 1,440,922

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          964,538

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                  5,681,392
Foreign currency transactions                                                1,200,918
                                                                          -------------
Net realized gain                                                            6,882,310
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $4,670) 23,206,869 Translation of assets and liabilities denominated in foreign currencies (12,117,597)
                                                                          -------------
Net change in unrealized appreciation                                       11,089,272

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 18,936,120
                                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  12 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                                     2005             2004
----------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                              $     964,538    $     647,858
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                      6,882,310        2,016,305
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                 11,089,272       15,430,245
                                                                                                   -------------------------------
Net increase in net assets resulting from operations                                                  18,936,120       18,094,408

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                                      (967,917)      (1,405,673)
Service shares                                                                                           (95,115)        (111,488)

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital stock transactions:
Non-Service shares                                                                                    76,409,425        3,594,655
Service shares                                                                                         1,504,759        5,579,673

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                        95,787,272       25,751,575
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                  123,361,387       97,609,812
                                                                                                   -------------------------------
End of period (including accumulated net investment loss of $230,394 and $699,203, respectively)   $ 219,148,659    $ 123,361,387
                                                                                                   ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  13 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,               2005            2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $   1.30        $   1.12        $   0.76        $   1.07        $   1.74
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .01 1           .01 1            -- 2           .01             .01
Net realized and unrealized gain (loss)                     .17             .19             .37            (.31)           (.39)
                                                       ---------------------------------------------------------------------------
Total from investment operations                            .18             .20             .37            (.30)           (.38)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.01)           (.02)           (.01)           (.01)             -- 2
Distributions from net realized gain                         --              --              --              --            (.29)
                                                       ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.01)           (.02)           (.01)           (.01)           (.29)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   1.47        $   1.30        $   1.12        $   0.76        $   1.07
                                                       ===========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        14.06%          17.86%          50.13%         (28.51)%        (24.31)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $203,172        $110,679        $ 92,027        $ 62,091        $ 99,831
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $115,108        $ 96,388        $ 70,042        $ 83,511        $117,814
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      0.78%           0.64%           0.37%           1.17%           0.69%
Total expenses                                             1.09% 5         1.08% 5         1.12% 5         1.12% 5         1.05% 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      28%             30%             71%             40%             44%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  14 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

SERVICE SHARES   YEAR ENDED DECEMBER 31,                   2005            2004            2003            2002            2001 1
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   1.34        $   1.16        $   0.81        $   1.08        $   1.22
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .01 2            -- 2,3         .01             .01              -- 3
Net realized and unrealized gain (loss)                     .19             .20             .35            (.27)           (.14)
                                                       --------------------------------------------------------------------------
Total from investment operations                            .20             .20             .36            (.26)           (.14)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.01)           (.02)           (.01)           (.01)             --
Distributions from net realized gain                         --              --              --              --              --
                                                       --------------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.01)           (.02)           (.01)           (.01)             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   1.53        $   1.34        $   1.16        $   0.81        $   1.08
                                                       ==========================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                        14.95%          17.15%          45.53%         (24.51)%        (11.48)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 15,977        $ 12,682        $  5,583        $    910        $    103
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 13,609        $  9,071        $  2,205        $    603        $     36
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                               0.50%           0.37%           0.03%          (0.03)%          0.28%
Total expenses                                             1.40%           1.34%           1.36%           1.41%           1.20%
Expenses after payments and waivers
and reduction to custodian expenses                        1.40%           1.34%           1.36%           1.34%           1.20%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      28%             30%             71%             40%             44%

1. For the period from March 19, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  15 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund/VA (the Fund) is a series of Panorama
Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the
United States. The Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager). Shares of the Fund are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of
Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities
(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New
York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withhold-

                  16 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

ing taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED               ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                      LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN      CARRYFORWARD 1,2,3,4         TAX PURPOSES
--------------------------------------------------------------------------------
   $1,509,860                 $--               $40,909,307          $43,135,875

1. As of December 31, 2005, the Fund had $40,893,151 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:

                        EXPIRING
                        ------------------------------
                        2009              $ 8,578,529
                        2010               12,564,594
                        2011               19,750,028
                                          -----------
                        Total             $40,893,151
                                          ===========

2. The Fund had $16,156 of post-October foreign currency losses which were deferred.

3. During the fiscal year ended December 31, 2005, the Fund utilized $6,302,052 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended December 31, 2004, the Fund utilized $1,649,468 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                  17 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

         REDUCTION TO                      INCREASE TO
         ACCUMULATED                   ACCUMULATED NET
         NET INVESTMENT                  REALIZED LOSS
         LOSS                           ON INVESTMENTS
         ---------------------------------------------
         $567,303                             $567,303

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                          YEAR ENDED            YEAR ENDED
                                   DECEMBER 31, 2005     DECEMBER 31, 2004
        ------------------------------------------------------------------
        Distributions paid from:
        Ordinary income                   $1,063,032            $1,517,161

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities            $178,197,161
        Federal tax cost of other investments        2,257,119
                                                  ------------
        Total federal tax cost                    $180,454,280
                                                  ============

        Gross unrealized appreciation             $ 45,555,344
        Gross unrealized depreciation               (2,419,469)
                                                  ------------
        Net unrealized appreciation               $ 43,135,875
                                                  ============

Certain foreign countries impose a tax on capital gains which is accrued by the
Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances

                  18 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 180 million shares of $0.001 par value capital stock.
Transactions in shares of capital stock were as follows:

                                           YEAR ENDED DECEMBER 31, 2005   YEAR ENDED DECEMBER 31, 2004
                                                 SHARES          AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                         68,499,953    $ 97,923,797     15,850,324    $ 17,947,088
Dividends and/or distributions reinvested       733,270         967,917      1,277,885       1,405,673
Redeemed                                    (16,905,603)    (22,482,289)   (13,971,244)    (15,758,106)
                                            -----------------------------------------------------------
Net increase                                 52,327,620    $ 76,409,425      3,156,965    $  3,594,655
                                            ===========================================================

-------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                          4,283,454    $  5,886,979      7,869,095    $  9,330,160
Dividends and/or distributions reinvested        69,427          95,115         96,945         111,488
Redeemed                                     (3,327,188)     (4,477,335)    (3,333,307)     (3,861,975)
                                            -----------------------------------------------------------
Net increase                                  1,025,693    $  1,504,759      4,632,733    $  5,579,673
                                            ===========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                         PURCHASES          SALES
             ----------------------------------------------------
             Investment securities    $115,918,323    $35,969,545

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $250 million of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended December 31, 2005, the Fund paid
$20,137 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

                  19 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a
Distribution and Service Plan for Service shares to pay OppenheimerFunds
Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers
Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

As of December 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                               CONTRACT   VALUATION AS OF
                                                  EXPIRATION     AMOUNT      DECEMBER 31,     UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                                   DATES     (000S)              2005   APPRECIATION     DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Australian Dollar [AUD]                               1/3/06     965AUD        $  707,223         $4,847           $   --
British Pound Sterling [GBP]                          1/3/06     872GBP         1,499,539             --            5,695
                                                                                                  -----------------------
Total unrealized appreciation and depreciation                                                    $4,847           $5,695
                                                                                                  =======================

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                           ACQUISITION                  VALUATION AS OF       UNREALIZED
SECURITY                          DATE        COST    DECEMBER 31, 2005     DEPRECIATION
----------------------------------------------------------------------------------------

Marshall Edwards, Inc.        12/28/05  $1,496,007           $1,372,950         $123,057

                  20 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

--------------------------------------------------------------------------------
7. LITIGATION

      A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the
Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds.
This complaint, initially filed in the U.S. District Court for the Southern
District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                  21 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                   Appendix A

                               RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair International Growth Fund/Vas mentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier
"2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT) These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

     Standard  &  Poor's  Ratings  Services  ("Standard  &  Poor's"),  a
division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.
AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &  Poor's believes that such payments  will be made during such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that Standard  &  Poor's  believes may  experience  high  volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an `r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

     A-1: A short-term  obligation  rated "A-1" is rated in the highest category by  Standard  &  Poor's.  The  obligor's  capacity  to  meet  its  financial
commitment  on  the  obligation  is  strong.   Within  this  category,   certain
obligations  are  designated  with a plus  sign  (+).  This  indicates  that the obligor's  capacity to meet its  financial  commitment on these  obligations  is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard &  Poor's note rating reflects the liquidity  factors and market  access risks unique to notes.  Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.  The following  criteria will be used in making that assessment: o Amortization  schedule-the larger the final maturity relative to other maturities,  the more likely it will be treated as a note; and o Source of payment-the  more  dependent the issue is on the market for its  refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   Appendix B

                            Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

------------------------------------------------------------------------------
Panorama Series Fund, Inc.
------------------------------------------------------------------------------

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270 Denver, Colorado 80217 1.800.CALL OPP (225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York, 11245

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Portfolios

      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Directors
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

PX.PAN.001.0406

                           PANORAMA SERIES FUND, INC.

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

(a) (i) Amended and Restated Articles of Incorporation dated 5/8/95: Previously filed with Registrant's Post-Effective Amendment No. 23, 3/1/96, and
incorporated herein by reference.

(ii) Articles Supplementary dated 8/29/96: Previously filed with Registrant's
Post-Effective Amendment No. 25, 4/25/97, and incorporated herein by reference.

      (iii) Articles Supplementary dated 4/27/00: Previously filed with
Registrant's Post-Effective Amendment No. 31, 4/27/00, and incorporated herein by reference.

      (iv) Articles Supplementary dated 4/26/04: Previously filed with
Registrant's Post-Effective Amendment No. 36, 4/27/04, and incorporated herein by reference.

      (v) Articles of Supplementary dated 1/16/04: Filed herewith.

(b) By-Laws amended through 1/29/96: Previously filed with Registrant's
Post-Effective Amendment No. 23, 3/1/96, and incorporated herein by reference.

(c) Oppenheimer International Growth Fund/VA specimen share certificate:
Previously filed with Registrant's Post-Effective Amendment No. 33, 4/29/02, and
incorporated herein by reference.

(d) (i) Amended and Restated Investment Advisory Agreement on behalf of Total
Return Portfolio dated 1/1/05: Previously filed with Registrant's Post-Effective
Amendment No. 37, 2/25/05, and incorporated herein by reference.

      (ii) Amended and Restated Investment Advisory Agreement on behalf of
Government Securities Portfolio dated 1/1/05: Previously filed with Registrant's
Post-Effective Amendment No. 37, 2/25/05, and incorporated herein by reference.

      (iii) Amended and Restated Investment Advisory Agreement on behalf of
Growth Portfolio dated 1/1/05: Previously filed with Registrant's Post-Effective
Amendment No. 37, 2/25/05, and incorporated herein by reference.

      (iv) Amended and Restated Investment Advisory Agreement on behalf of
Oppenheimer International Growth Fund/VA (formerly named International Equity
Portfolio) dated 1/1/05: Previously filed with Registrant's Post-Effective
Amendment No. 37, 2/25/05, and incorporated herein by reference.

(e) (i) General Distributor's Agreement for Service shares of Total Return
Portfolio dated April 17, 2000: Previously filed with Registrant's
Post-Effective Amendment No. 31, 4/27/00, and incorporated herein by reference.

      (ii) General Distributor's Agreement for Service shares of Government
Securities Portfolio dated April 17, 2000: Previously filed with Registrant's
Post-Effective Amendment No. 31, 4/27/00, and incorporated herein by reference.

      (iii) General Distributor's Agreement for Service shares of Growth
Portfolio dated April 17, 2000: Previously filed with Registrant's
Post-Effective Amendment No. 31, 4/27/00, and incorporated herein by reference.

      (iv) General Distributor's Agreement for Service shares of International
Growth Fund/VA dated April 17, 2000: Previously filed with Registrant's
Post-Effective Amendment No. 31, 4/27/00, and incorporated herein by reference.

      (v) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (vi) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (vii) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (viii) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (ix) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f) Form of Deferred Compensation Agreement for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 40 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
(10/26/98), and incorporated herein by reference.

(g) (i) Global Custody Agreement dated August 16, 2002: Previously filed with
Post-Effective Amendment No. 41 to the Registration Statement of Oppenheimer
Variable Account Funds (Reg. No. 2-93177), 4/28/03, and incorporated herein by reference.

      (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated
August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the
Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), 11/6/03, and incorporated herein by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel: Previously filed with Post-Effective
Amendment No. 22, 4/28/95, and incorporated herein by reference.

(j) Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k) Not applicable.

(l) Not applicable.

(m) (i) Amended and Restated Distribution & Service Plan and Agreement for
Service shares of Total Return Portfolio under Rule 12b-1 dated 10/28/05: Filed herewith.

      (ii) Amended and Restated Distribution & Service Plan and Agreement for
Service shares of Government Securities Portfolio under Rule 12b-1 dated
10/28/05: Filed herewith.

(iii) Amended and Restated Distribution & Service Plan and Agreement for Service
shares of Growth Portfolio under Rule 12b-1 dated 10/28/05: Filed herewith.

      (iv) Amended and Restated Distribution & Service Plan and Agreement for
Service shares of International Growth Fund/VA under Rule 12b-1 dated 10/28/05:
Filed herewith.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05: Previously filed with Post-Effective Amendment No. 5 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No.
333-40186), (9/27/05), and incorporated herein by reference.

(o) Powers of Attorney dated December 13, 2004 for all Trustees/Directors and
Officers: Previously filed with Post-Effective Amendment No. 44 to the
Registration Statement of Oppenheimer Variable Account Funds, 2/25/05, and
incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 31,
2006 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 13 to the Registration Statement of
Oppenheimer MidCap Fund (Reg. No. 333-31533), (4/7/06), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and
Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other  Business and  Connections  During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emeline S. Adwers,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Senior Vice  President of  Shareholder  Financial
Senior Vice President          Services,  Inc. and Shareholders Services,  Inc.;
                               Vice President of  OppenheimerFunds  Distributor,
                               Inc.,  Centennial  Asset  Management  Corporation
                               and OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen,              Formerly  Associate  Counsel  & Legal  Compliance
Vice President & Associate     Officer at Great  West-Life  & Annuity  Insurance
Counsel                        Co. (February 2004-October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary  (since  December 2001) of:  Centennial
Vice President & Secretary     Asset  Management  Corporation,  OppenheimerFunds
                               Distributor,  Inc.,  HarbourView Asset Management
                               Corporation  (since June 2003),  Oppenheimer Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,   Inc.,  Shareholder  Services,   Inc.,
                               Trinity Investment Management  Corporation (since
                               January 2005),  OppenheimerFunds  Legacy Program,
                               OFI Private  Investments,  Inc. (since June 2003)
                               and  OFI  Institutional  Asset  Management,  Inc.
                               (since June  2003).  Assistant  Secretary  of OFI
                               Trust Company (since December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Baldwin,               President and Director of  Shareholder  Financial
Executive Vice President       Services,  Inc. and  Shareholder  Services,  Inc.
                               Formerly   Managing  Director  at  Deutsche  Bank
                               (March 2001 - March 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Baylin,                   Formerly  Portfolio  Manager at J.P. Morgan (June
Vice President                 2002-August 2005.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd Becerra,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald B. Bellamy,             Assistant  Vice  President  (Sales Manager of the
Assistant Vice President       International   Division)  of  OFI  Institutional
                             Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bertucci,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Beth Bleimehl,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa I. Bloomberg,             Formerly   First  Vice   President   &  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Veronika Boesch,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori E. Bostrom,               Formerly  Vice  President & Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -
Counsel                        November 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Bourgeois,                Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephanie Bullington,          Formerly  Fund  Accounting   Manager  at  Madison
Assistant Vice President       Capital  Management  Company (July 2005 - October
                               2005 and Fund Accounting Officer at Butterfield
                               Fund Services (Bermuda) Limited (a wholly owned
                               subsidiary of the Bank of NT Butterfield & Sons)
                               (September 2003 - June 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Geoffrey Caan,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Castro,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Sheng Chu,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald James Concepcion,       Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Corbett,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Senior Vice  President of  Shareholder  Financial
Senior Vice President          Services,  Inc. and Shareholder  Services,  Inc.;
                               Vice President of  OppenheimerFunds  Distributor,
                               Inc.,  Centennial  Asset  Management  Corporation
                               and OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cheryl Corrigan,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Belinda J. Cosper,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Dachille,                Formerly   Fixed  Income   Director  at  National
Vice President                 Railroad Retirement  Investment Trust (May 2003 -
                               May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Demarco,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gavin Dobson,                  Formerly  President at Britannic Asset Management
Vice President                 International (September 2001 - May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
A. Taylor Edwards, Formerly Associate at Dechert LLP (September Assistant Vice
President & 2000 - December 2005). Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Venkat Eleswarapu,             Formerly Associate  Professor of Finance at Texas
Vice President                 Tech  University  (July 2005 - December 2005) and
                               Assistant Professor of Finance at Southern
                               Methodist University (January 1999 - May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Senior Vice President &
Director of International
Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristie Feinberg,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley G. Finkle,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.      Formerly      Head     of      Business
                               Management/Proprietary  Distribution at Citigroup
                               Asset Management (August 1986-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Fraser,                Formerly  Attorney  in  Private  Practice  (April
Vice President & Associate     2000 - November 2005).
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003 - August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Gerlach,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                                Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leyla Greengard,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert W. Hawkins, Formerly an Associate at Shearman and Sterling Assistant Vice
President & LLP (July 2004 - August 2005) and Dechert LLP Assistant Counsel
(September 2000 -June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Heathwood,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Heidi Heikenfeld,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annika Helgerson,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dana Hunter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                                 (Asia) Limited.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds Distributor Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel & Assistant Secretary  Shareholder  Services,  Inc.; Assistant Secretary
                               of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rezo Kanovich,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Kiernan,                  Formerly  Vice  President  and Senior  Compliance
Assistant Vice President &     Officer,  Guardian  Trust  Company,  FSB  at  The
Marketing Compliance Manager   Guardian  Life   Insurance   Company  of  America
                               (since February 1998 - November 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dimitrios Kourkoulakos,        None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gloria LaFond,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc. and OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey P. Lagarce,            President  &  Chief  Marketing   Officer  of  OFI
Senior Vice President          Institutional   Asset  Management,   Inc.  as  of
                               January 2005. Formerly Executive Vice
                               President-Head of Fidelity Tax-Exempt Services
                               Business at Fidelity Investments (August
                               1996-January 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Lee,                     Formerly Vice  President at Delaware  Investments
Vice President                 (October 2000 - February 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randy Legg,                    None
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Senior Vice President          Inc. and Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Levitt,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie A. Libby,                Senior Vice President of OFI Private  Investment,
Senior Vice President          Inc.  Formerly  Executive  Vice President & Chief
                               Operating Officer at Fred Alger Management,  Inc.
                               (July 1996 - February 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Misha Lozovik,                 Formerly Senior Director at Clinical  Development
Vice President                 Capital  LLC/Care  Capital  LLC  (August  2002  -
                                 October 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Lucaccini,              Formerly  Director and High Yield  Analyst at UBS
Assistant Vice President       Global Asset  Management  (November  2001 - April
                               2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark H. Madden,                Formerly   Senior   Vice   President   &   Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990 - July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                             Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Mattisinko,              Assistant    Secretary   of   Centennial    Asset
Vice President & Associate     Management    Corporation,    HarbourView   Asset
Counsel                        Management   Corporation,    Trinity   Investment
                               Management  Corporation,  OppenheimerFunds Legacy
                               Program,  OFI  Private  Investments,   Inc.,  OFI
                               Institutional   Asset   Management,    Inc.   and
                               Oppenheimer Real Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William T. Mazzafro, Formerly self-employed as a consultant Assistant Vice
President securities (January 2004 - December 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trudi McCanna,                 Formerly  Leadership  Development  Supervisor  at
Assistant Vice President       JetBlue Airways (July 2003 - October 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Chairman of the Board, Director,  Chief Executive
Senior Vice President          Officer  and  President  of  OFI  Trust  Company;
                               Chairman, Chief Executive Officer, Chief
                               Investment Officer and Director of OFI
                               Institutional Asset Management, Inc.; Chief
                               Executive Officer, President, Senior Managing
                               Director and Director of HarbourView Asset
                               Management Corporation; Chairman, President;
                               Director of Trinity Investment Management
                               Corporation and Vice President of Oppenheimer
                               Real Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Medev,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucienne Mercogliano,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jan Miller,                    Formerly a Supervisor at Janus (May  2004-October
Assistant Vice President       2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rejeev Mohammed,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy,                President and Management  Director of Oppenheimer
Chairman, President, Chief     Acquisition  Corp.;  President  and  Director  of
Executive Officer & Director   Oppenheimer   Real   Asset   Management,    Inc.;
                               Chairman  and Director of  Shareholder  Services,
                               Inc. and Shareholder  Financial  Services,  Inc.;
                               Director   of   Centennial    Asset    Management
                               Corporation,  OppenheimerFunds Distributor, Inc.,
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont  Capital  Management,  Inc.,  HarbourView
                               Asset  Management  Corporation  and  OFI  Private
                               Investments,  Inc.;  Executive  Vice President of
                               Massachusetts   Mutual  Life  Insurance  Company;
                               Director  of  DLB  Acquisition   Corporation;   a
                               member  of  the  Investment  Company  Institute's
                               Board of Governors.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meaghan Murphy,                Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President       JP Morgan  Fleming Asset  Management  (May 2002 -
                                 October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Suzanne Murphy,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Newman,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James B. O'Connell,            Formerly   a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002 -  December
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tony Oh,                       Formerly  Director of SEC  Reporting  at Teletech
Assistant Vice President       Holdings  (July 2004 - April 2005.  Audit Manager
                               at Deloitte & Touche (January 1997 - June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John O'Hare,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Okray,                 Formerly   Vice   President,    Head   of   Trust
Vice President                 Operations at Lehman Brothers (June  2004-October
                               2004) prior to which he was an Assistant Vice
                               President, Director of Trust Services at
                               Cambridge Trust Company (October 2002-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Palumbo,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony Parish,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Vice President                 Chase & Co. (June 2001-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President & Chief  Management Corporation since February 2004.
Financial Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sanjeev Phansalkar,            Formerly  Consultant  at The  Solomon-Page  Group
Assistant Vice President       (October 2004 - September 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Piper,                    Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicolas Pisciotti,             Formerly  Assistant  Vice President at ING (April
Assistant Vice President       2002 - May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason Pizzorusso,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October 2002-May 2004).
of Growth Equity Investments
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sergei Polevikov,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Semyon Polyak,                 Formerly Vice President and Co-Portfolio  Manager
Vice President                 at Pioneer Investments (June 1998 - August 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey Portnoy,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen Puckett,                 Formerly   Sennior  Program  Manager  at  Dendant
Assistant Vice President       Telecommunications (May 2002-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Quarles,                  Formerly a  Principal  at AIM  Management  Group,
Assistant Vice President       Inc. (October 1997-October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Corry E. Read,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Rhodes,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Richter,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.   Formerly   Investment  Officer  at
                               Alaska Permanent Fund Corporation (April 2005 -
                               February 2006); Vice President at Loomis Sayles &
                               Co. (July 1997 - April 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Grace Roberts,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Robis,                  Formerly  a  Proprietary  Trader  at J.P.  Morgan
Assistant Vice President       Chase & Co. (May 2004-May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   &   Director   of    OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adrienne Ruffle,               Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President &     Wood LLP (September 2002-February 2005).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie Anne Ryan,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Asutosh Shah,                  Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment  Managers  (February  2002 -  February
                               2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nava Sharma,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy Sullivan,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,             Director of Financial  Reporting  and  Compliance
Assistant Vice President       at First Data Corporation (April 2003-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Tartaglia,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Terrio,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leonid Tsvayg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice  President and Chief  Compliance  Officer of
Senior Vice President & Chief  OppenheimerFunds  Distributor,  Inc.,  Centennial
Compliance Officer             Asset  Management   Corporation  and  Shareholder
                               Services,   Inc.;  Chief  Compliance  Officer  of
                               HarbourView  Asset Management  Corporation,  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Trinity  Investment  Management
                               Corporation,   OppenheimerFunds  Legacy  Program,
                               OFI  Private   Investments  Inc.  and  OFI  Trust
                               Company and OFI  Institutional  Asset Management,
                               Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nancy Vann,                    Formerly  Assistant  General  Counsel  at Reserve
Vice President & Assistant     Management  Company,   Inc.  (April  to  December
Counsel                        2004);  attorney  at Sidley  Austin  Brown & Wood
                               LLP (October 1997 - April 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rene Vecka,                    None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Villas-Obusan,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Weiner,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Werdmolder,          Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc  and  OppenheimerFunds
                               (Asia) Limited; Senior Vice President (Managing
                               Director of the International Division) of OFI
                               Institutional Asset Management, Inc..
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              None
Senior Vice President &
Senior Investment Officer,
Director of Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Troy Willis,                   None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive Officer & Director of
Senior Vice President          OFI  Private   Investments,   Inc.;   Director  &
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                                Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President &        Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer Real Asset  Management,  Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management Corporation; serves on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Oliver Wolff,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer &     Institutional Asset Management,  Inc. (since June
Director                       2003).   Management   Director   of   Oppenheimer
                               Acquisition Corp. (since December 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General  Counsel of Centennial  Asset  Management
Executive Vice President &     Corporation;  General  Counsel  and  Director  of
General Counsel                OppenheimerFunds  Distributor,  Inc.; Senior Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,   Inc.   and  OFI   Trust   Company;
                               Director    and     Assistant     Secretary    of
                               OppenheimerFunds     International     Ltd    and
                               OppenheimerFunds   plc;   Secretary  and  General
                               Counsel   of   Oppenheimer   Acquisition   Corp.;
                               Director of  Oppenheimer  Real Asset  Management,
                               Inc. and OppenheimerFunds  (Asia) Limited);  Vice
                               President of OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anna Zatulovskaya,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund Oppenheimer California Municipal Fund Oppenheimer
Capital Appreciation Fund Oppenheimer Capital Income Fund Oppenheimer Cash
Reserves Oppenheimer Champion Income Fund Oppenheimer Convertible Securities
Fund (a series of Bond Fund Series) Oppenheimer Core Bond Fund (a series of
Oppenheimer Integrity Funds) Oppenheimer Developing Markets Fund Oppenheimer
Discovery Fund Oppenheimer Dividend Growth Fund Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer
Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust) Oppenheimer Limited Term California Municipal Fund Oppenheimer
Limited-Term Government Fund Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund) Oppenheimer Main Street Fund (a series of
Oppenheimer Main Street Funds, Inc.) Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund Oppenheimer MidCap Fund Oppenheimer Money
Market Fund, Inc. Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA Oppenheimer Strategic Bond Fund/VA Oppenheimer
     Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Capital Management, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in
Item 26(b) above (except Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

--------------------------------------------------------------------------------
Name & Principal               Position & Office         Position and Office
Business Address               with Underwriter          with Registrant
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Abbhul(1)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan(1)                 Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante(2)           Secretary                 None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Barker                   Vice President            None
1723 W. Nelson Street
Chicago, IL 60657
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert(1)           Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rocco Benedetto(2)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop(1)            Treasurer                 None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Blinzler(1)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David A. Borrelli              Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey R. Botwinick(2)        Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Brennan(2)            Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
L. Scott Brooks(2) Vice President None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin E. Brosmith              Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey W. Bryan               Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell(1)            Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew Chonofsky               Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelanto Ciaglia(2)           Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Clayton(2)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rodney Constable(1)            Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell(1)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neev Crane                     Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julian C. Curry                Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey D. Damia(2)            Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Davis(2)                  Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephen J. Demetrovits(2)      Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Dombrower(2)            Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George P. Dougherty            Vice President            None
328 Regency Drive
North Wales, PA 19454
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ryan C. Drier                  Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cliff H. Dunteman              Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hillary Eigen(2)               Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Eiler(2)                  Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kent M. Elwell                 Vice President            None
35 Crown Terrace
Yardley, PA 19067
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gregg A. Everett               Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Fahey(1)             Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric C. Fallon                 Vice President            None
10 Worth Circle
Newton, MA 02458
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deanna Farrugia(1)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Fernandez               Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark J. Ferro(2)               Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding(3)          Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley Finkle(2)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric P. Fishel                 Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick W. Flynn (1)           Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest(2)             Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John ("J") Fortuna(2)          Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jayme D. Fowler                Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucio Giliberti                Vice President            None
6 Cyndi Court
Flemington, NJ 08822
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Gottesman              Vice President            None
255 Westchester Way
Birmingham, MI 48009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Raquel Granahan(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ralph Grant                    Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kahle Greenfield(2)            Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Grossjung                 Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael D. Guman               Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James E. Gunther               Vice President            None
603 Withers Circle
Wilmington, DE 19810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin J. Healy(2)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Hennessey                Vice President            None
8634 Forest Run Lane
Orlando, FL 32836
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elyse R. Jurman Herman         Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wendy G. Hetson(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William E. Hortz(2)            Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian F. Husch(2)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives(1)            Vice President &          Assistant Secretary
                               Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shonda Rae Jaquez(2)           Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nivan Jaleeli                  Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric K. Johnson(1)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christina J. Keller(2)         Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh(2)               Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Klassen(1)                Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Klein                  Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Knott(1)               Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brent A. Krantz                Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David T. Kuzia(1)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange(2)                Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul R. LeMire                 Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric J. Liberman(2)            Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa Lischin(2)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Loncar(1)               Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Lyman                    Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Malik                  Vice President            None
546 Idylberry Road
San Rafael, CA 94903
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven C. Manns                Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd A. Marion(2)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LuAnn Mascia(2)                Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Theresa-Marie Maynier          Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John C. McDonough              Vice President            None
533 Valley Road
New Canaan, CT 06840
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kent C. McGowan                Vice President            None
9510 190th Place SW
Edmonds, WA 98020
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian F. Medina(1)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Melehan                 Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Mezzanotte                Vice President            None
16 Cullen Way
Exeter, NH 03833
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew L. Michaelson          Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Clint Modler(1)                Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Moser(1)                Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David W. Mountford             Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gzim Muja                      Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy(2)              Director                  President & Director
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wendy Jean Murray              Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John S. Napier                 Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christina Nasta(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin P. Neznek(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradford G. Norford            Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan Panzer                    Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Park(2)                Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Perkes                Vice President            None
6 Lawton Ct.
Frisco, TX 75034
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles K. Pettit(2)           Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)      Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Minnie Ra                      Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dusting Raring                 Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael A. Raso(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard E. Rath                Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William J. Raynor(2)           Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ruxandra Risko(2)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David R. Robertson(2)          Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicole Robbins(2)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ian M. Roche                   Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth A. Rosenson            Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James H. Ruff(2)               President & Director      None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Rutig                  Vice President            None
199 North Street
Ridgefield, CT 06877
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William R. Rylander            Vice President            None
85 Evergreen Road
Vernon, CT 06066
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Sabow                   Vice President            None
6617 Southcrest Drive
Edina, MN 55435
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Saunders                  Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Schmitt(2)                Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Schmitt(2)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Schories               Vice President            None
3 Hill Street
Hazlet, NJ 07730
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles F. Scully              Vice President            None
125 Cypress View Way
Apex, NC 27502
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Sharp                     Vice President            None
862 McNeill Circle
Woodland, CA 95695
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Sheluck(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debbie A. Simon                Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bryant Smith(1)                Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Douglas Bruce Smith            Vice President            None
3635 NW Sierra Drive,
Camas, WA 98607
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Spencer         Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John A. Spensley               Vice President            None
375 Mallard Court
Carmel, IN 46032
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alfred St. John(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bryan Stein                    Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Stoma(2)                  Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wayne Strauss(3)               Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Summe                 Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George T. Sweeney              Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William K. Tai(1)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Taylor(2)                Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles(2)               Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David G. Thomas                Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barrie L. Tiedemann            Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey(1)            Vice President and Chief  Vice President and
                               Compliance Officer        Chief Compliance
                                                         Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermete(2)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan(2)        Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cynthia Walloga(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Lediard Ward           Vice President            None
1400 Cottonwood Valley Circle
N. Irving, TX 75038
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Teresa Ward(1)                 Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael J. Weigner             Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donn Weise                     Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chris G. Werner(1)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine White(2)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna Winn(2)                  Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter Winters                  Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower(2)             Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meredith Wolff(2)              Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cary Patrick Wozniak           Vice President            None
18808 Bravata Court
San Diego, CA 92128
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Charles Young             Vice President            None
3914 Southwestern
Houston, TX 77005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Zachman(2)                Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack(2)              General Counsel &         Vice President &
                               Director                  Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Walter Zinych                  Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Zito(1)                 Vice President            None
--------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of April, 2006.

                                            PANORAMA SERIES FUND, INC.

                                          By:  /s/ John V. Murphy*
                                          -----------------------------
                                          John V. Murphy, President,
                                          Principal Executive Officer &
                                            Director

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                      Title                       Date

/s/ William L. Armstrong*       Chairman of the             April 28, 2006
---------------------------     Board of Directors
William L. Armstrong

/s/ John V. Murphy*             President, Principal        April 28, 2006
------------------------        Executive Officer & Director
John V. Murphy

/s/ Brian W. Wixted*            Treasurer, Principal        April 28, 2006
-------------------------       Financial &
Brian W. Wixted                 Accounting Officer

/s/ Robert G. Avis*             Director                    April 28, 2006
---------------------
Robert G. Avis

/s/ George Bowen*               Director                    April 28, 2006
----------------------
George Bowen

/s/ Edward Cameron*             Director                    April 28, 2006
------------------------
Edward Cameron

/s/ Jon S. Fossel*              Director                    April 28, 2006
--------------------
Jon S. Fossel

/s/ Sam Freedman*               Director                    April 28, 2006
---------------------
Sam Freedman

/s/ Beverly L. Hamilton*        Director                    April 28, 2006
-------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*           Director                    April 28, 2006
-----------------------
Robert J. Malone

/s/ F. William Marshall, Jr.*   Director                    April 28, 2006
----------------------------
F. William Marshall, Jr.

*By: /s/ Mitchell J. Lindauer
     -----------------------------------------
     Mitchell J. Lindauer, Attorney-in-Fact

                           PANORAMA SERIES FUND, INC.

                                  EXHIBIT INDEX

                         Post-Effective Amendment No. 39

Exhibit No.      Description
-----------      -----------
23(a)            (v) Articles of Supplementary dated 1/16/06

23(j)            Consent of the Independent Registered Public Accounting Firm

23(m)(i)         Amended and Restated Distribution & Service Plan and
                 Agreement for Total Return Portfolio
     (ii)        Amended  and  Restated   Distribution  &  Service  Plan  and
                 Agreement for Government Securities Portfolio
     (iii)       Amended and  Restated  Distribution & Service Plan and
                 Agreement for Growth Portfolio
     (iv)        Amended and Restated Distribution & Service Plan and Agreement
                 for International Growth Fund/VA